UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

May 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 47.6%
Information Technology - 11.1%
Communications Equipment - 0.1%
BYD Electronic International Co., Ltd. (a)	34,500	$54,449
Cisco Systems, Inc.	20,004	854,371

		908,820

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	38,310	3,330,288
Avnet, Inc.	12,228	466,132
Nippon Electric Glass Co., Ltd.	2,900	78,366

		3,874,786

Internet Software & Services - 2.5%
Alphabet, Inc.-Class A (b)	611	672,100
Alphabet, Inc.-Class C (b)	10,538	11,433,625
eBay, Inc. (b)	13,769	519,367
Facebook, Inc.-Class A (b)	34,146	6,548,519
Mixi, Inc.	4,500	140,649
Moneysupermarket.com Group PLC	289,330	1,218,140
Tencent Holdings Ltd.	4,400	224,629

		20,757,029

IT Services - 4.0%
Accenture PLC-Class A	972	151,379
Amadeus IT Group SA-Class A	19,550	1,552,364
Amdocs Ltd.	7,777	524,636
Booz Allen Hamilton Holding Corp.	37,716	1,700,614
Capgemini SE	11,010	1,452,017
Cognizant Technology Solutions Corp.-Class A	14,340	1,080,519
Fidelity National Information Services, Inc.	17,820	1,821,560
Gartner, Inc. (b)	54,590	7,246,277
Goodman Networks, Inc. (b)(c)(d)(e)	3,005	0
Mastercard, Inc.-Class A	44,660	8,490,759
Otsuka Corp.	29,900	1,232,508
Paychex, Inc.	13,050	855,819
Total System Services, Inc.	26,020	2,216,644
Visa, Inc.-Class A	34,329	4,487,487

		32,812,583

Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	9,909	503,179
Intel Corp.	56,223	3,103,509
NXP Semiconductors NV (b)	4,720	538,080
Skyworks Solutions, Inc.	1,818	179,273
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	23,480	908,676
Texas Instruments, Inc.	13,203	1,477,548

		6,710,265

Company	Shares	U.S. $ Value
Software - 2.2%
Adobe Systems, Inc. (b)	3,304	$823,621
Avaya Holdings Corp. (b)	11,805	260,536
BlackBerry Ltd. (b)	6,131	72,583
Check Point Software Technologies Ltd. (b)	6,630	645,497
Constellation Software, Inc./Canada	374	294,567
Dell Technologies, Inc.-Class V (b)	5,437	438,548
Intuit, Inc.	3,521	709,834
Microsoft Corp.	81,604	8,065,739
NCSoft Corp.	310	101,270
Nice Ltd. (b)	18,940	1,998,640
Oracle Corp.	41,358	1,932,246
Oracle Corp. Japan	22,600	1,715,013
SAP SE	9,900	1,115,207
Trend Micro, Inc./Japan	3,900	220,490

		18,393,791

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	33,572	6,273,599
HP, Inc.	24,670	543,480
Samsung Electronics Co., Ltd.	30,550	1,434,554
Travelport Worldwide Ltd.	2,247	39,413

		8,291,046

		91,748,320

Consumer Discretionary - 8.1%
Auto Components - 0.7%
Aptiv PLC	59,950	5,845,125
Faurecia SA	3,467	294,123

		6,139,248

Automobiles - 0.1%
Fiat Chrysler Automobiles NV (b)	13,576	307,698
General Motors Co.	12,382	528,711
Mazda Motor Corp.	15,100	189,402

		1,025,811

Diversified Consumer Services - 0.8%
Benesse Holdings, Inc.	5,600	202,954
Laureate Education, Inc.-Class A (b)	6,633	107,653
Service Corp. International/US	111,030	4,073,691
Sotheby’s (b)	32,316	1,771,563

		6,155,861

Hotels, Restaurants & Leisure - 2.3%
Aristocrat Leisure Ltd.	101,480	2,294,128
Caesars Entertainment Corp. (b)	5,492	66,728
Compass Group PLC	79,097	1,699,708
eDreams ODIGEO SA (b)	29,487	146,113
Flight Centre Travel Group Ltd. (a)	4,904	228,057
Hilton Grand Vacations, Inc. (b)	21,120	839,731
McDonald’s Corp.	11,093	1,774,991
OPAP SA	21,981	236,497
Starbucks Corp.	188,887	10,704,227

Company	Shares	U.S. $ Value
Wynn Resorts Ltd.	1,011	$198,166
Yum! Brands, Inc.	6,800	553,044

		18,741,390

Household Durables - 0.3%
Auto Trader Group PLC (f)	186,950	875,455
Electrolux AB-Class B	8,922	220,234
Hovnanian Enterprises, Inc.-Class A (b)	7,965	14,178
LG Electronics, Inc.	1,296	111,098
Persimmon PLC	22,620	851,110

		2,072,075

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (b)	753	1,227,104
Booking Holdings, Inc. (b)	3,342	7,048,011

		8,275,115

Leisure Products - 0.1%
Amer Sports Oyj (b)	19,734	638,684
Sankyo Co., Ltd.	5,700	225,514
Sega Sammy Holdings, Inc.	14,000	246,689

		1,110,887

Media - 0.5%
Charter Communications, Inc.-Class A (b)	193	50,381
Clear Channel Outdoor Holdings, Inc.-Class A	7,440	32,364
Comcast Corp.-Class A	37,218	1,160,457
CTS Eventim AG & Co. KGaA	12,430	598,794
Daiichikosho Co., Ltd.	10,800	503,047
DISH Network Corp.-Class A (b)	609	17,996
Eutelsat Communications SA	12,430	239,031
Liberty Global PLC-Class A (b)	13,483	384,400
Omnicom Group, Inc.	8,040	579,523
Sirius XM Holdings, Inc.	83,801	594,987

		4,160,980

Multiline Retail - 0.2%
Next PLC	17,100	1,317,126
Shinsegae, Inc.	388	157,293
Takashimaya Co., Ltd.	14,000	116,629

		1,591,048

Specialty Retail - 1.7%
AutoZone, Inc. (b)	3,201	2,078,473
Best Buy Co., Inc.	7,592	518,154
Home Depot, Inc. (The)	7,541	1,406,774
Ross Stores, Inc.	25,277	1,993,850
TJX Cos., Inc. (The)	21,960	1,983,427
Ulta Salon Cosmetics & Fragrance, Inc. (b)	24,668	6,090,776

		14,071,454

Textiles, Apparel & Luxury Goods - 0.4%
HUGO BOSS AG	6,516	584,683
Moncler SpA	16,820	771,526

Company	Shares	U.S. $ Value
NIKE, Inc.-Class B	22,250	$1,597,550

		2,953,759

		66,297,628

Financials - 7.2%
Banks - 3.0%
Bank Leumi Le-Israel BM	21,350	133,071
Bank of America Corp.	10,904	316,652
Citigroup, Inc.	39,685	2,646,593
Comerica, Inc.	3,508	330,769
DBS Group Holdings Ltd.	146,800	3,088,737
DNB ASA	47,337	848,424
Hana Financial Group, Inc.	2,616	100,823
Hang Seng Bank Ltd.	65,000	1,620,584
Industrial Bank of Korea	8,256	119,201
JPMorgan Chase & Co.	10,479	1,121,358
Jyske Bank A/S	62,402	3,397,755
KB Financial Group, Inc.	2,218	106,683
Mitsubishi UFJ Financial Group, Inc.	176,200	1,062,172
National Australia Bank Ltd.	29,170	588,001
Oversea-Chinese Banking Corp., Ltd.	54,400	507,200
PNC Financial Services Group, Inc. (The)	4,098	587,694
Royal Bank of Canada	19,350	1,462,517
Toronto-Dominion Bank (The)	30,159	1,760,787
Wells Fargo & Co.	85,010	4,589,690

		24,388,711

Capital Markets - 2.6%
BlackRock, Inc.-Class A	3,425	1,829,738
Charles Schwab Corp. (The)	133,360	7,417,483
China Everbright Ltd.	54,000	118,151
China Huarong Asset Management Co., Ltd. (f)	59,000	19,775
CME Group, Inc.-Class A	8,942	1,456,652
Daiwa Securities Group, Inc.	31,000	179,238
IG Group Holdings PLC	77,820	893,642
Intercontinental Exchange, Inc.	15,530	1,100,922
Julius Baer Group Ltd. (b)	48,438	2,832,199
Kingston Financial Group Ltd. (a)	114,000	40,430
London Stock Exchange Group PLC	15,700	933,282
Morgan Stanley	11,611	582,176
Partners Group Holding AG	1,690	1,221,417
S&P Global, Inc.	3,132	618,570
Singapore Exchange Ltd.	446,400	2,409,380

		21,653,055

Consumer Finance - 0.1%
American Express Co.	6,601	648,879
Discover Financial Services	1,098	81,098

		729,977

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.-Class B (b)	620	118,749
Cielo SA	381,500	1,734,871
iPayment Holdings, Inc. (c)(d)(e)	145,780	115,545
Kinnevik AB	8,396	292,541

		2,261,706

Company	Shares	U.S. $ Value
Insurance - 1.2%
Aflac, Inc.	3,358	$151,312
Allianz SE (REG)	2,160	445,030
Arthur J Gallagher & Co.	19,940	1,321,623
Direct Line Insurance Group PLC	101,490	481,747
Everest Re Group Ltd.	4,050	912,425
FNF Group	46,968	1,735,937
Japan Post Holdings Co., Ltd.	18,900	216,167
Marsh & McLennan Cos., Inc.	13,860	1,113,928
Ping An Insurance Group Co. of China Ltd.-Class H	13,000	126,643
Progressive Corp. (The)	10,005	621,210
Prudential Financial, Inc.	3,627	351,239
Swiss Re AG	19,960	1,716,375
Travelers Cos., Inc. (The)	2,091	268,735
Tryg A/S	39,060	899,126

		10,361,497

		59,394,946

Health Care - 6.9%
Biotechnology - 1.5%
AbbVie, Inc.	1,124	111,208
Amgen, Inc.	3,127	561,672
Biogen, Inc. (b)	8,749	2,571,856
Celgene Corp. (b)	56,692	4,460,527
CSL Ltd.	2,114	296,741
Gilead Sciences, Inc.	53,082	3,577,726
Grifols SA (a)	9,668	285,008

		11,864,738

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	138,199	8,503,384
Cochlear Ltd.	1,578	233,553
Fisher & Paykel Healthcare Corp., Ltd.	22,405	207,791
Hoya Corp.	4,300	254,655
Straumann Holding AG	413	272,407
West Pharmaceutical Services, Inc.	43,201	4,017,693

		13,489,483

Health Care Providers & Services - 1.6%
Anthem, Inc.	31,059	6,877,084
Centene Corp. (b)	3,669	429,860
Humana, Inc.	2,151	625,898
LifePoint Health, Inc. (b)	1,006	53,167
McKesson Corp.	400	56,776
Quorum Health Corp. (b)	458	1,878
UnitedHealth Group, Inc.	20,047	4,841,551

		12,886,214

Life Sciences Tools & Services - 0.4%
IQVIA Holdings, Inc. (b)	35,437	3,505,782

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	17,440	917,693
Eli Lilly & Co.	1,629	138,530

Company	Shares	U.S. $ Value
Endo International PLC (b)	3,078	$19,361
Horizon Pharma PLC (b)	1,435	23,390
Ipsen SA	1,983	314,681
Johnson & Johnson	5,810	694,992
Merck & Co., Inc.	23,162	1,378,834
Novo Nordisk A/S-Class B	21,905	1,041,110
Pfizer, Inc.	59,952	2,154,076
Roche Holding AG	8,835	1,894,328
Sumitomo Dainippon Pharma Co., Ltd.	13,200	273,301
Zoetis, Inc.	70,122	5,869,211

		14,719,507

		56,465,724

Industrials - 5.3%
Aerospace & Defense - 0.8%
Boeing Co. (The)	7,300	2,570,768
Harris Corp.	7,700	1,158,619
Raytheon Co.	10,680	2,237,460
Safran SA	2,942	350,910

		6,317,757

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	8,721	758,727

Airlines - 0.3%
ANA Holdings, Inc.	5,100	204,774
Delta Air Lines, Inc.	9,666	522,447
International Consolidated Airlines Group SA	34,440	312,989
Japan Airlines Co., Ltd.	5,200	201,086
Qantas Airways Ltd.	193,197	924,571

		2,165,867

Building Products - 0.6%
Allegion PLC	69,128	5,283,453

Commercial Services & Supplies - 0.5%
Republic Services, Inc.-Class A	7,010	472,684
Secom Co., Ltd.	38,300	2,847,805
Stericycle, Inc. (b)	11,107	705,294
Toppan Printing Co., Ltd.	24,000	195,136

		4,220,919

Construction & Engineering - 0.0%
Modular Space Corp. (e)(g)	5,852	95,095

Consumer Cyclical - Automotive - 0.0%
Exide Technologies (b)(d)(e)(h)	2,460	5,388
Exide Technologies/Old (b)(d)(e)(h)	1,244	2,724

		8,112

Industrial Conglomerates - 0.1%
CITIC Ltd.	85,000	125,913
Honeywell International, Inc.	4,661	689,408

		815,321

Company	Shares	U.S. $ Value
Machinery - 0.8%
Dover Corp.	40,090	$3,095,349
Hyundai Heavy Industries Co., Ltd. (b)	1,000	105,571
Kone Oyj-Class B	51,010	2,523,650
Stanley Black & Decker, Inc.	6,368	886,680

		6,611,250

Marine - 0.0%
Mitsui OSK Lines Ltd.	5,800	152,743

Professional Services - 1.7%
Intertek Group PLC	18,990	1,377,273
RELX NV	167,562	3,653,528
Verisk Analytics, Inc.-Class A (b)	73,790	7,839,449
Wolters Kluwer NV	23,230	1,304,973

		14,175,223

Road & Rail - 0.2%
ALD SA (a)(f)	72,217	1,214,379
Central Japan Railway Co.	1,200	247,537
DSV A/S	3,865	320,958

		1,782,874

Trading Companies & Distributors - 0.1%
Emeco Holdings Ltd. (b)	43,970	11,595
HD Supply Holdings, Inc. (b)	14,260	580,810

		592,405

Transportation Infrastructure - 0.1%
Flughafen Zurich AG	4,030	845,918

		43,825,664

Consumer Staples - 3.0%
Beverages - 0.5%
Diageo PLC	55,275	2,030,983
PepsiCo, Inc.	17,440	1,748,360

		3,779,343

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	3,445	682,937
CVS Health Corp.	16,610	1,052,908
J Sainsbury PLC	110,670	468,009
Kroger Co. (The)	19,865	483,315
Wal-Mart de Mexico SAB de CV	15,470	38,961
Walmart, Inc.	13,400	1,106,036

		3,832,166

Food Products - 1.0%
Barry Callebaut AG (REG)	147	257,484
Danone SA	7,776	595,462
Hershey Co. (The)	48,500	4,366,940
Salmar ASA	29,960	1,306,247
Tyson Foods, Inc.-Class A	22,219	1,499,116

		8,025,249

Company	Shares	U.S. $ Value
Household Products - 0.2%
Kimberly-Clark Corp.	536	$54,056
Procter & Gamble Co. (The)	26,280	1,922,907

		1,976,963

Personal Products - 0.4%
L’Oreal SA	12,538	3,019,638
Unilever PLC	12,740	702,407

		3,722,045

Tobacco - 0.4%
Altria Group, Inc.	11,507	641,400
British American Tobacco PLC	29,964	1,538,070
Philip Morris International, Inc.	15,056	1,197,554

		3,377,024

		24,712,790

Energy - 1.8%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	6,310	433,308
TechnipFMC PLC	12,743	396,944

		830,252

Oil, Gas & Consumable Fuels - 1.7%
Berry Petroleum Corp. (b)(c)(e)	5,356	62,531
BP PLC	71,904	549,937
Caltex Australia Ltd.	8,337	184,894
CHC Group LLC (b)(h)	2,966	20,762
Chesapeake Energy Corp. (a)(b)	13,075	58,445
ConocoPhillips	24,137	1,626,592
Denbury Resources, Inc. (b)	5,777	24,552
EP Energy Corp.-Class A (a)(b)	6,082	17,638
Exxon Mobil Corp.	9,705	788,434
Halcon Resources Corp. (b)	670	3,243
K2016470219 South Africa Ltd.-A Shares (b)(c)(d)(e)	465,862	1
K2016470219 South Africa Ltd.-B Shares (b)(c)(d)(e)	73,623	0
Linn Energy, Inc. (b)	213	8,539
LUKOIL PJSC (Sponsored ADR)	25,484	1,698,763
Marathon Petroleum Corp.	6,256	494,412
Neste Oyj	4,028	329,169
Oasis Petroleum, Inc. (b)	1,937	25,239
Paragon Litigation-Class A (c)(e)	649	584
Paragon Litigation-Class B (c)(e)	974	29,220
Peabody Energy Corp.	3,886	168,147
Phillips 66	4,571	532,476
Royal Dutch Shell PLC-Class A	15,141	524,970
Royal Dutch Shell PLC-Class B	120,108	4,289,816
SandRidge Energy, Inc. (b)	1,029	14,962
Suncor Energy, Inc. (Toronto)	7,000	278,791
Tervita Corp. (c)(e)	1,456	10,724
TOTAL SA	26,464	1,608,850
Triangle Petroleum Corp. (b)	7,408	296

Company	Shares	U.S. $ Value
Valero Energy Corp.	4,588	$556,066
Vantage Drilling International (b)(c)(e)	200	49,100
Whiting Petroleum Corp. (b)	1,269	66,521

		14,023,674

		14,853,926

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	24,076	778,136
HKT Trust & HKT Ltd.-Class SS	1,583,000	1,995,430
Nippon Telegraph & Telephone Corp.	40,300	1,882,690
Telenor ASA	39,130	806,035
Verizon Communications, Inc.	17,223	821,020

		6,283,311

Wireless Telecommunication Services - 0.9%
China Mobile Ltd.	133,000	1,190,668
KDDI Corp.	127,900	3,449,905
MTN Group Ltd.	272,668	2,452,512
T-Mobile US, Inc. (b)	8,784	489,269

		7,582,354

		13,865,665

Materials - 1.4%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	3,568	575,911
BASF SE	24,018	2,371,420
Covestro AG (f)	2,697	245,704
Croda International PLC	18,010	1,114,458
Ecolab, Inc.	23,000	3,280,030
LyondellBasell Industries NV-Class A	9,969	1,117,724
Umicore SA	5,235	295,306
Victrex PLC	14,482	543,005

		9,543,558

Containers & Packaging - 0.1%
Amcor Ltd./Australia	104,550	1,109,454

Metals & Mining - 0.1%
Anglo American PLC (a)	16,684	398,412
BIS Industries Holdings Ltd. (c)(d)(e)	51,133	5,625
Constellium NV-Class A (b)	20,428	248,200
Freeport-McMoRan, Inc.	4,660	78,754
Jastrzebska Spolka Weglowa SA (b)	4,100	92,059
Lundin Mining Corp.	34,063	213,583
Neenah Enterprises, Inc. (b)(c)(d)(e)	10,896	60,255

		1,096,888

		11,749,900

Utilities - 0.7%
Electric Utilities - 0.2%
Enel Americas SA (Sponsored ADR)	72,030	697,250
Enel Chile SA (ADR)	106,162	566,905
NextEra Energy, Inc.	1,449	240,259

Company	Shares	U.S. $ Value
Power Assets Holdings Ltd.	16,500	$114,759
Tokyo Electric Power Co. Holdings, Inc. (b)	54,300	257,291

		1,876,464

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. (b)	27,527	675,237

Multi-Utilities - 0.1%
Centrica PLC	188,255	364,541

Water Utilities - 0.3%
Guangdong Investment Ltd.	1,506,000	2,527,945

		5,444,187

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lamar Advertising Co.-Class A	6,710	464,466
Weyerhaeuser Co.	16,384	611,615

		1,076,081

Real Estate Management & Development - 0.3%
Agile Group Holdings Ltd.	70,000	132,240
CBRE Group, Inc.-Class A (b)	40,702	1,880,025
Sunac China Holdings Ltd. (a)	28,000	105,415

		2,117,680

		3,193,761

Total Common Stocks (cost $348,167,010)		391,552,511

INVESTMENT COMPANIES - 24.4%
Funds and Investment Trusts - 24.4% (i)
AB Cap Fund, Inc.-AB All Market Alternative Return Portfolio-Class ADV (b)(j)	16,158,196	127,488,169
iShares JP Morgan USD Emerging Markets Bond ETF	6,100	663,924
iShares Russell 2000 ETF	591	96,197
Vanguard FTSE Emerging Markets ETF	367,209	16,381,194
Vanguard Global ex-U.S. Real Estate ETF	455,273	27,493,936
Vanguard Real Estate ETF (a)	361,407	28,511,398

Total Investment Companies (cost $208,688,344)		200,634,818

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE - 6.7%
Industrial - 5.4%
Basic - 0.5%
AK Steel Corp.
7.00%, 3/15/27 (a)	$133	126,951
7.625%, 10/01/21 (a)	71	72,872
ArcelorMittal
7.00%, 3/01/41	124	140,405

	Principal Amount (000)		U.S. $ Value
7.25%, 10/15/39		$200	$231,752
CF Industries, Inc.
3.45%, 6/01/23		78	73,714
5.375%, 3/15/44		53	46,890
Cleveland-Cliffs, Inc.
5.75%, 3/01/25		212	202,890
Commercial Metals Co.
5.375%, 7/15/27		140	134,315
Constellium NV
5.75%, 5/15/24 (a)(f)		250	241,653
5.875%, 2/15/26 (f)		250	238,203
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (f)		102	96,286
Eldorado Gold Corp.
6.125%, 12/15/20 (f)		50	48,038
ERP Iron Ore, LLC
10.321%, 12/31/19 (c)(d)(e)(k)		17	17,029
Freeport-McMoRan, Inc.
3.55%, 3/01/22		204	197,099
3.875%, 3/15/23		186	178,462
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (f)		120	126,223
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (f)		385	424,509
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (f)	EUR	100	117,319
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)(e)(g)(l)		$146	1
Momentive Performance Materials, Inc.
8.875%, 10/15/20 (b)(d)(e)(h)		114	0
3.88%, 10/24/21		114	120,450
Multi-Color Corp.
4.875%, 11/01/25 (f)		127	118,243
NOVA Chemicals Corp.
5.25%, 8/01/23-6/01/27 (f)		167	159,435
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (f)		61	59,221
OCI NV
5.00%, 4/15/23 (f)	EUR	100	120,342
Pactiv LLC
7.95%, 12/15/25		$100	109,904
Peabody Energy Corp.
6.00%, 11/15/18 (b)(c)(d)(e)		227	0
6.00%, 3/31/22 (f)		13	13,056
Plastipak Holdings, Inc.
6.25%, 10/15/25 (f)		162	154,689
PQ Corp.
5.75%, 12/15/25 (f)		37	36,350

	Principal Amount (000)	U.S. $ Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (f)	$152	$149,788
Sealed Air Corp.
6.875%, 7/15/33 (f)	170	187,463
SPCM SA
4.875%, 9/15/25 (f)	142	134,514
Steel Dynamics, Inc.
5.125%, 10/01/21	11	10,808
Teck Resources Ltd.
5.20%, 3/01/42	88	79,597
5.40%, 2/01/43	79	72,476
8.50%, 6/01/24 (f)	10	10,972
United States Steel Corp.
6.25%, 3/15/26	36	35,789
6.875%, 8/15/25	103	105,382
Valvoline, Inc.
5.50%, 7/15/24	17	17,134
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (f)	23	23,536

		4,433,760

Capital Goods – 0.3%
ARD Finance SA
7.125%, 9/15/23 (k)	200	199,978
ARD Securities Finance SARL
8.75%, 1/31/23 (f)(k)	200	204,248
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (f)	191	189,329
4.625%, 5/15/23 (f)	43	42,340
7.25%, 5/15/24 (f)	7	7,395
B456 Systems, Inc.
3.75%, 4/15/16 (b)(c)(e)(l)(m)	50	3,899
Ball Corp.
4.375%, 12/15/20	88	89,261
5.00%, 3/15/22	142	146,699
BBA US Holdings, Inc.
5.375%, 5/01/26 (f)	50	50,143
Bombardier, Inc.
5.75%, 3/15/22 (a)(f)	364	364,797
6.125%, 1/15/23 (f)	14	13,943
7.50%, 3/15/25 (f)	20	20,675
8.75%, 12/01/21 (f)	4	4,314
BWAY Holding Co.
7.25%, 4/15/25 (f)	140	137,626
Clean Harbors, Inc.
5.125%, 6/01/21	120	121,212
5.25%, 8/01/20	10	9,777
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (f)	65	67,093
EnPro Industries, Inc.
5.875%, 9/15/22	61	62,361

	Principal Amount (000)	U.S. $ Value
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (f)	$49	$49,768
GFL Environmental, Inc.
5.625%, 5/01/22 (f)	157	153,548
Jefferson Smurfit Corp./US
8.25%, 10/01/49 (c)(d)(e)	118	0
Jeld-Wen, Inc.
4.625%, 12/15/25 (f)	17	16,052
4.875%, 12/15/27 (f)	23	21,390
KLX, Inc.
5.875%, 12/01/22 (f)	60	62,875
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (f)	47	47,477
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (c)(d)(e)(n)	122	0
TransDigm UK Holdings PLC
6.875%, 5/15/26 (f)	265	270,003
TransDigm, Inc.
6.50%, 7/15/24	145	147,770
Waste Pro USA, Inc.
5.50%, 2/15/26 (f)	104	100,543

		2,604,516

Communications - Media - 0.6%
Altice Financing SA
6.625%, 2/15/23 (f)	162	160,154
7.50%, 5/15/26 (f)	285	272,716
Altice France SA/France
6.00%, 5/15/22 (f)	165	164,273
7.375%, 5/01/26 (f)	450	438,781
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23-5/01/27 (f)	223	216,727
5.25%, 9/30/22	15	15,008
5.375%, 5/01/25 (f)	30	28,982
5.875%, 5/01/27 (f)	48	47,345
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.75%, 7/15/25 (f)	200	207,078
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22	98	100,432
Series B
6.50%, 11/15/22	122	124,553
CSC Holdings LLC
5.375%, 2/01/28 (f)	200	187,362
6.625%, 10/15/25 (f)	6	6,567
7.625%, 7/15/18	122	122,407
10.875%, 10/15/25 (f)	236	273,531
DISH DBS Corp.
5.00%, 3/15/23	38	33,099
5.875%, 11/15/24	20	16,602
6.75%, 6/01/21	69	68,894
Gray Television, Inc.

	Principal Amount (000)	U.S. $ Value
5.125%, 10/15/24 (f)	$150	$141,305
5.875%, 7/15/26 (f)	85	80,426
iHeartCommunications, Inc.
6.875%, 6/15/18 (b)(c)(o)	121	25,731
9.00%, 12/15/19 (b)(o)	175	137,572
11.25%, 3/01/21 (b)(f)(o)	25	18,429
McClatchy Co. (The)
9.00%, 12/15/22 (a)	78	80,928
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)(f)	26	24,331
Meredith Corp.
6.875%, 2/01/26 (f)	203	205,375
Netflix, Inc.
4.875%, 4/15/28 (f)	336	317,960
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (f)	43	38,951
6.875%, 2/15/23 (f)	60	57,101
RR Donnelley & Sons Co.
7.875%, 3/15/21	70	72,257
Sinclair Television Group, Inc.
5.125%, 2/15/27 (a)(f)	150	139,709
6.125%, 10/01/22	41	42,176
TEGNA, Inc.
5.125%, 7/15/20	62	62,354
Univision Communications, Inc.
5.125%, 2/15/25 (f)	232	214,400
UPC Holding BV
5.50%, 1/15/28 (f)	217	197,952
Urban One, Inc.
7.375%, 4/15/22 (f)	168	164,307
Virgin Media Finance PLC
4.875%, 2/15/22	6	5,542
Ziggo Bond Finance BV
5.875%, 1/15/25 (f)	44	41,609
Ziggo BV
5.50%, 1/15/27 (f)	268	254,612

		4,807,538

Communications - Telecommunications - 0.4%
C&W Senior Financing DAC
6.875%, 9/15/27 (f)	200	194,644
CenturyLink, Inc.
Series S
6.45%, 6/15/21	63	64,165
Series T
5.80%, 3/15/22	93	91,437
Embarq Corp.
7.995%, 6/01/36	251	238,714
Frontier Communications Corp.
7.125%, 1/15/23 (a)	155	113,452
7.625%, 4/15/24	133	91,036

	Principal Amount (000)	U.S. $ Value
7.875%, 1/15/27	$31	$19,164
8.75%, 4/15/22 (a)	64	53,743
11.00%, 9/15/25	131	104,910
Hughes Satellite Systems Corp.
6.50%, 6/15/19	71	72,998
7.625%, 6/15/21	47	49,769
Intelsat Jackson Holdings SA
5.50%, 8/01/23	268	235,316
7.25%, 10/15/20	72	70,966
7.50%, 4/01/21 (a)	32	31,174
8.00%, 2/15/24 (f)	25	26,211
9.50%, 9/30/22 (f)	107	122,793
9.75%, 7/15/25 (f)	147	152,511
Level 3 Financing, Inc.
5.25%, 3/15/26	164	156,472
Level 3 Parent LLC
5.75%, 12/01/22	18	18,424
Qwest Corp.
6.75%, 12/01/21	123	131,782
6.875%, 9/15/33	27	25,379
Sable International Finance Ltd.
6.875%, 8/01/22 (f)	102	105,858
Sprint Capital Corp.
6.875%, 11/15/28	150	143,596
Sprint Communications, Inc.
7.00%, 3/01/20 (f)	149	155,432
T-Mobile USA, Inc.
6.50%, 1/15/24-1/15/26	152	158,347
Telecom Italia Capital SA
6.375%, 11/15/33	136	135,091
7.20%, 7/18/36	148	157,795
7.721%, 6/04/38	68	74,817
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (f)	28	27,427
Windstream Services LLC/Windstream Finance Corp.
8.75%, 12/15/24 (a)(f)	51	31,240
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (f)	205	198,456

		3,253,119

Consumer Cyclical - Automotive - 0.2%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (f)	200	182,500
BCD Acquisition, Inc.
9.625%, 9/15/23 (f)	279	301,390
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (f)	143	139,807
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (f)	60	61,716
Dana, Inc.
5.50%, 12/15/24	33	33,344

	Principal Amount (000)		U.S. $ Value
Exide Technologies
7.00%, 4/30/25 (e)(g)(k)(m)		$228	$143,611
11.00%, 4/30/22 (e)(g)(k)		83	74,625
IHO Verwaltungs GmbH
4.125%, 9/15/21 (f)(k)		142	141,313
Meritor, Inc.
6.25%, 2/15/24		69	70,400
Navistar International Corp.
6.625%, 11/01/25 (f)		132	136,663
Titan International, Inc.
6.50%, 11/30/23 (f)		144	144,897

			1,430,266

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		30	29,784
5.875%, 11/15/26 (a)		142	138,187
National CineMedia LLC
5.75%, 8/15/26		33	30,324
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (f)		213	222,433

			420,728

Consumer Cyclical - Other - 0.4%
Beazer Homes USA, Inc.
5.75%, 6/15/19 (a)		10	10,614
5.875%, 10/15/27		88	77,992
6.75%, 3/15/25		64	61,704
8.75%, 3/15/22		155	166,457
Caesars Entertainment Corp.
5.00%, 10/01/24 (e)(m)		26	48,894
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (f)	EUR	100	94,236
Diamond Resorts International, Inc.
7.75%, 9/01/23 (f)		$60	64,487
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (f)		173	175,860
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		14	14,266
4.875%, 11/01/20		18	18,718
5.375%, 11/01/23		18	18,243
International Game Technology PLC
6.50%, 2/15/25 (f)		200	205,164
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		103	94,145
10.00%, 7/15/22 (f)		220	233,750
10.50%, 7/15/24 (f)		219	226,893
KB Home
7.00%, 12/15/21		54	56,897
7.50%, 9/15/22		25	26,649
8.00%, 3/15/20		14	15,137

	Principal Amount (000)	U.S. $ Value
Lennar Corp.
4.125%, 12/01/18	$71	$70,941
4.50%, 11/15/19	148	149,675
6.25%, 12/15/21 (f)	55	57,896
MDC Holdings, Inc.
5.50%, 1/15/24	14	14,193
5.625%, 2/01/20	57	58,080
6.00%, 1/15/43	270	242,353
Meritage Homes Corp.
7.00%, 4/01/22	11	11,587
MGM Resorts International
8.625%, 2/01/19	110	113,599
Pinnacle Entertainment, Inc.
5.625%, 5/01/24	30	31,921
PulteGroup, Inc.
5.00%, 1/15/27	21	20,301
6.00%, 2/15/35	130	126,712
7.875%, 6/15/32	151	173,067
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (f)	18	17,835
6.125%, 4/01/25 (f)	146	146,175
Standard Industries, Inc./NJ
6.00%, 10/15/25 (f)	74	75,136
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (f)	197	187,897
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (f)	183	178,939
Toll Brothers Finance Corp.
4.00%, 12/31/18	34	34,087
4.875%, 3/15/27 (a)	27	25,581
5.875%, 2/15/22	86	88,967

		3,435,048

Consumer Cyclical - Restaurants - 0.0%
Golden Nugget, Inc.
8.75%, 10/01/25 (f)	140	145,847
IRB Holding Corp.
6.75%, 2/15/26 (f)	247	233,978

		379,825

Consumer Cyclical - Retailers - 0.1%
FirstCash, Inc.
5.375%, 6/01/24 (f)	171	171,458
JC Penney Corp., Inc.
6.375%, 10/15/36	37	20,735
L Brands, Inc.
6.875%, 11/01/35	226	205,564
7.00%, 5/01/20	106	112,411
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)(f)	259	185,233
PetSmart, Inc.
7.125%, 3/15/23 (f)	154	73,926

	Principal Amount (000)		U.S. $ Value
Sonic Automotive, Inc.
5.00%, 5/15/23 (a)		$153	$146,678
6.125%, 3/15/27		47	45,322

			961,327

Consumer Non-Cyclical - 0.7%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		139	140,575
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)(f)		85	79,775
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25		60	52,436
6.625%, 6/15/24		213	200,675
Aveta, Inc.
10.50%, 3/01/21 (b)(d)(e)(g)		1,149	0
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 (b)(e)(g)(o)		105	61,152
9.25%, 2/15/19 (b)(e)(f)(o)		159	158,721
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26 (f)		55	52,894
Charles River Laboratories International, Inc.
5.50%, 4/01/26 (f)		31	31,103
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (a)		236	124,698
DaVita, Inc.
5.00%, 5/01/25		150	142,354
Diamond BC BV
5.625%, 8/15/25 (f)	EUR	123	127,719
Endo Finance LLC
5.75%, 1/15/22 (f)		$174	145,263
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (f)		156	115,906
First Quality Finance Co., Inc.
4.625%, 5/15/21 (f)		233	228,921
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)(f)		98	97,140
HCA, Inc.
3.75%, 3/15/19		242	243,612
4.25%, 10/15/19		451	454,593
6.50%, 2/15/20		370	386,684
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (f)		118	121,500
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (f)		140	137,344
LifePoint Health, Inc.
5.375%, 5/01/24 (a)		92	89,303
5.875%, 12/01/23		165	165,043

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance SA
4.75%, 4/15/23 (a)		$4	$3,224
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (f)		52	41,167
5.625%, 10/15/23 (a)(f)		78	64,629
5.75%, 8/01/22 (a)(f)		305	264,622
MEDNAX, Inc.
5.25%, 12/01/23 (f)		24	23,725
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (f)		140	145,250
Post Holdings, Inc.
5.00%, 8/15/26 (f)		250	234,315
5.625%, 1/15/28 (f)		105	99,206
Spectrum Brands, Inc.
5.75%, 7/15/25		140	138,950
6.625%, 11/15/22		26	27,144
Sunshine Mid BV
6.50%, 5/15/26 (f)	EUR	103	116,915
Tenet Healthcare Corp.
4.50%, 4/01/21		$47	47,239
6.75%, 6/15/23 (a)		84	83,548
7.50%, 1/01/22 (f)		13	14,129
8.125%, 4/01/22		369	385,531
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (f)		152	142,056
5.625%, 12/01/21 (f)		180	178,556
5.875%, 5/15/23 (f)		190	179,846
Vizient, Inc.
10.375%, 3/01/24 (f)		87	96,297

			5,643,760

Energy - 1.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24		56	58,916
Antero Resources Corp.
5.125%, 12/01/22		151	151,677
Berry Petroleum Co. LLC
6.375%, 9/15/22 (b)(c)(d)(e)		135	0
7.00%, 2/15/26 (f)		71	72,246
Bristow Group, Inc.
8.75%, 3/01/23 (f)		124	122,801
California Resources Corp.
5.50%, 9/15/21		45	38,607
8.00%, 12/15/22 (f)		418	369,990
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		58	58,883
8.25%, 7/15/25		169	180,188
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		81	85,123
Cheniere Energy Partners LP
5.25%, 10/01/25 (f)		137	133,131

	Principal Amount (000)	U.S. $ Value
Cheniere Energy, Inc.
4.875%, 5/28/21 (e)(f)(k)(m)	$138	$147,112
Chesapeake Energy Corp.
6.125%, 2/15/21	199	200,972
6.875%, 11/15/20	1	1,459
8.00%, 12/15/22-6/15/27 (a)	242	241,242
Denbury Resources, Inc.
9.25%, 3/31/22 (a)(f)	63	66,718
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	367	268,367
7.875%, 8/15/25 (a)	222	229,184
Energy Transfer Equity LP
4.25%, 3/15/23	290	281,587
7.50%, 10/15/20	152	164,159
Ensco PLC
4.50%, 10/01/24	16	13,491
5.20%, 3/15/25 (a)	323	268,021
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22	357	261,009
9.375%, 5/01/20-5/01/24 (f)	332	273,379
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24	51	47,861
6.25%, 5/15/26	159	149,617
6.50%, 10/01/25	42	40,433
6.75%, 8/01/22	26	26,420
Gulfport Energy Corp.
6.00%, 10/15/24	54	51,073
6.375%, 5/15/25-1/15/26	340	325,721
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (f)	197	198,082
HighPoint Operating Corp.
7.00%, 10/15/22	81	81,565
8.75%, 6/15/25	41	44,652
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (f)	295	294,300
Indigo Natural Resources LLC
6.875%, 2/15/26 (f)	135	128,841
Murphy Oil Corp.
5.875%, 12/01/42	51	46,587
Murphy Oil USA, Inc.
5.625%, 5/01/27	6	5,612
6.00%, 8/15/23	140	144,337
Nabors Industries, Inc.
4.625%, 9/15/21 (a)	139	136,541
5.50%, 1/15/23 (a)	228	224,017
5.75%, 2/01/25 (f)	34	32,217
Noble Holding International Ltd.
6.20%, 8/01/40 (a)	23	16,776
7.75%, 1/15/24 (a)	291	272,813
7.95%, 4/01/25 (a)	48	43,959
Oasis Petroleum, Inc.
6.875%, 3/15/22	116	117,933

	Principal Amount (000)	U.S. $ Value
Parkland Fuel Corp.
6.00%, 4/01/26 (f)	$142	$140,608
PDC Energy, Inc.
5.75%, 5/15/26 (f)	312	308,403
PHI, Inc.
5.25%, 3/15/19 (a)	101	95,307
Precision Drilling Corp.
7.125%, 1/15/26 (a)(f)	105	106,788
QEP Resources, Inc.
5.25%, 5/01/23	60	58,808
5.375%, 10/01/22	81	82,979
5.625%, 3/01/26	54	51,590
Range Resources Corp.
4.875%, 5/15/25 (a)	62	58,581
5.00%, 8/15/22-3/15/23	220	216,920
5.875%, 7/01/22	13	13,137
Rowan Cos., Inc.
4.75%, 1/15/24	160	137,406
5.85%, 1/15/44	86	63,874
7.375%, 6/15/25	61	58,821
Sanchez Energy Corp.
6.125%, 1/15/23 (a)	383	251,826
7.25%, 2/15/23 (a)(f)	103	101,072
SandRidge Energy, Inc.
7.50%, 2/15/23 (b)(c)(d)(e)	69	0
8.125%, 10/15/22 (c)(d)(e)	113	0
SemGroup Corp.
6.375%, 3/15/25	78	73,740
7.25%, 3/15/26 (a)	70	69,335
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23	29	27,092
SM Energy Co.
5.00%, 1/15/24 (a)	211	197,973
5.625%, 6/01/25	15	14,318
6.50%, 11/15/21-1/01/23 (a)	215	218,574
Southern Star Central Corp.
5.125%, 7/15/22 (f)	85	85,752
SRC Energy, Inc.
6.25%, 12/01/25 (f)	106	107,697
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26 (f)	180	170,057
5.875%, 3/15/28 (f)	136	128,014
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23	45	43,227
5.875%, 4/15/26 (f)	112	112,653
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)(f)	128	137,913
Transocean, Inc.
6.80%, 3/15/38	227	191,257
7.50%, 1/15/26 (f)	103	104,497
9.00%, 7/15/23 (f)	70	74,572
Vantage Drilling International

	Principal Amount (000)	U.S. $ Value
7.50%, 11/01/19 (b)(c)(d)(e)	$111	$0
10.00%, 12/31/20 (e)(g)	2	2,084
10.00%, 12/31/20 (c)(e)	3	2,777
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (f)	220	203,632
Weatherford International LLC
9.875%, 3/01/25 (f)	129	126,952
Weatherford International Ltd.
5.875%, 7/01/21 (m)	88	85,963
7.75%, 6/15/21 (a)	167	169,228
9.875%, 2/15/24	65	63,953
Whiting Petroleum Corp.
1.25%, 4/01/20 (m)	67	63,659
5.75%, 3/15/21 (a)	38	38,760
6.25%, 4/01/23 (a)	42	43,054
6.625%, 1/15/26 (f)	180	184,280
WPX Energy, Inc.
5.75%, 6/01/26	65	64,865

		10,669,617

Other Industrial - 0.1%
Algeco Global Finance PLC
8.00%, 2/15/23 (f)	200	200,176
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (f)	178	181,032
American Tire Distributors, Inc.
10.25%, 3/01/22 (f)	288	144,673
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	205	199,928
7.00%, 6/15/23	28	28,088
H&E Equipment Services, Inc.
5.625%, 9/01/25	58	57,255
KAR Auction Services, Inc.
5.125%, 6/01/25 (f)	62	58,902
Laureate Education, Inc.
8.25%, 5/01/25 (f)	97	102,627

		972,681

Services - 0.3%
ADT Corp. (The)
3.50%, 7/15/22	57	52,241
APTIM Corp.
7.75%, 6/15/25 (a)(f)	173	132,141
APX Group, Inc.
8.75%, 12/01/20 (a)	552	529,341
Aramark Services, Inc.
5.00%, 2/01/28 (f)	98	94,308
5.125%, 1/15/24	16	16,511
Carlson Travel, Inc.
9.50%, 12/15/24 (f)	200	180,306

	Principal Amount (000)		U.S. $ Value
Carriage Services, Inc.
6.625%, 6/01/26 (f)		$87	$87,706
eDreams ODIGEO SA
8.50%, 8/01/21 (f)	EUR	171	207,726
GEO Group, Inc. (The)
5.125%, 4/01/23		$115	113,248
5.875%, 1/15/22-10/15/24		39	39,467
6.00%, 4/15/26		140	136,714
Monitronics International, Inc.
9.125%, 4/01/20 (a)		120	84,625
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (f)		68	68,427
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (f)		324	342,888
Sabre GLBL, Inc.
5.25%, 11/15/23 (f)		135	135,494
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(f)		50	43,771

			2,264,914

Technology - 0.2%
Ascend Learning LLC
6.875%, 8/01/25 (f)		39	39,124
CommScope, Inc.
5.00%, 6/15/21 (f)		50	50,250
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (f)		255	299,440
CURO Financial Technologies Corp.
12.00%, 3/01/22 (f)		177	192,574
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (f)		78	79,989
Dell, Inc.
6.50%, 4/15/38		43	41,984
EMC Corp.
1.875%, 6/01/18		222	221,793
First Data Corp.
7.00%, 12/01/23 (f)		75	78,711
Goodman Networks, Inc.
8.00%, 5/11/22 (e)		48	33,404
Infor US, Inc.
6.50%, 5/15/22		140	142,462
Iron Mountain, Inc.
4.375%, 6/01/21 (f)		50	50,031
Nokia Oyj
6.625%, 5/15/39		34	35,675
Sanmina Corp.
4.375%, 6/01/19 (f)		89	89,431
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (f)		188	208,477
Western Digital Corp.
4.75%, 2/15/26		132	129,825

	Principal Amount (000)		U.S. $ Value
			$1,693,170

Transportation - Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23 (a)		$362	349,564
Herc Rentals, Inc.
7.75%, 6/01/24 (a)(f)		180	192,803
Hertz Corp. (The)
7.375%, 1/15/21 (a)		260	254,173
Hertz Holdings Netherlands BV
5.50%, 3/30/23 (f)	EUR	160	184,482
United Rentals North America, Inc.
4.875%, 1/15/28		$140	131,405
5.75%, 11/15/24		36	37,230
XPO CNW, Inc.
6.70%, 5/01/34		123	126,541
XPO Logistics, Inc.
6.125%, 9/01/23 (f)		30	30,469

			1,306,667

			44,276,936

Financial Institutions - 1.1%
Banking - 0.8%
Allied Irish Banks PLC
7.375%, 12/03/20 (f)(n)	EUR	200	255,145
Ally Financial, Inc.
4.125%, 3/30/20		$295	295,758
4.75%, 9/10/18		136	136,570
8.00%, 11/01/31		116	138,319
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (a)(n)		200	181,558
6.75%, 2/18/20 (f)(n)	EUR	200	245,501
Banco Santander SA
6.75%, 4/25/22 (f)(n)		300	380,323
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)		$243	250,611
Series DD
6.30%, 3/10/26 (n)		114	119,976
Series Z
6.50%, 10/23/24 (n)		7	7,417
Barclays Bank PLC
6.86%, 6/15/32 (f)(n)		35	40,159
Barclays PLC
7.25%, 3/15/23 (f)(n)	GBP	200	278,831
CIT Group, Inc.
3.875%, 2/19/19		$7	7,112
6.125%, 3/09/28		75	76,811
Citigroup Capital XVIII
1.579% (Sterling LIBOR 3 Month + 0.89%), 6/28/67 (p)	GBP	185	221,337
Citigroup, Inc.
5.95%, 1/30/23 (a)(n)		$365	370,971

	Principal Amount (000)			U.S. $ Value
Citizens Financial Group, Inc.
Series B
6.00%, 7/06/23 (n)		$116		$116,064
Credit Agricole SA
8.125%, 12/23/25 (f)(n)		400		436,004
Credit Suisse Group AG
7.125%, 7/29/22 (f)(n)		200		203,538
7.50%, 12/11/23 (f)(n)		200		209,666
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (n)		210		199,836
Intesa Sanpaolo SpA
7.75%, 1/11/27 (f)(n)	EUR	200		257,776
Lloyds Banking Group PLC
7.625%, 6/27/23 (f)(n)	GBP	260		382,914
Royal Bank of Scotland Group PLC
6.125%, 12/15/22		$315		333,075
8.625%, 8/15/21 (n)		0	**	476
Societe Generale SA
8.00%, 9/29/25 (f)(n)		320		340,503
SunTrust Banks, Inc.
Series H
5.125%, 12/15/27 (n)		109		103,652
UBS Group Funding Switzerland AG
7.00%, 2/19/25 (f)(n)		400		413,340
UniCredit SpA
9.25%, 6/03/22 (f)(n)	EUR	200		262,737

				6,265,980

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (b)(e)(l)		$1,030		31,918
LPL Holdings, Inc.
5.75%, 9/15/25 (f)		199		191,191

				223,109

Finance - 0.1%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (f)		154		150,091
Enova International, Inc.
8.50%, 9/01/24 (f)		100		104,660
9.75%, 6/01/21		121		126,393
goeasy Ltd.
7.875%, 11/01/22 (f)		62		66,033
Navient Corp.
5.00%, 10/26/20		115		115,368
5.50%, 1/25/23		194		190,595
5.875%, 3/25/21		1		1,449
6.50%, 6/15/22		79		81,224
7.25%, 1/25/22-9/25/23		85		89,813
8.00%, 3/25/20		237		252,816
SLM Corp.
5.125%, 4/05/22		30		30,542

	Principal Amount (000)		U.S. $ Value
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (f)		$112	$112,121

			1,321,105

Insurance - 0.1%
Ambac Assurance Corp.
5.10%, 6/07/20 (e)(f)		5	6,591
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (f)		298	356,866
Polaris Intermediate Corp.
8.50%, 12/01/22 (f)(k)		266	275,020

			638,477

Other Finance - 0.1%
Creditcorp
12.00%, 7/15/18 (g)		81	80,605
Intrum AB
2.75%, 7/15/22 (f)	EUR	130	149,317
3.125%, 7/15/24 (f)		100	114,062
LHC3 PLC
4.125%, 8/15/24 (f)(k)		146	172,200
NVA Holdings, Inc./United States
6.875%, 4/01/26 (f)		$72	70,901
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (f)		25	25,566
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (f)		217	210,523
Travelport Corporate Finance PLC
6.00%, 3/15/26 (f)		75	75,423

			898,597

REITS - 0.0%
Iron Mountain, Inc.
5.25%, 3/15/28 (f)		205	192,887
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		30	28,218
5.25%, 8/01/26		96	93,638
5.50%, 5/01/24		5	5,025

			319,768

			9,667,036

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
4.875%, 5/15/23		75	75,293
Calpine Corp.
5.375%, 1/15/23 (a)		239	228,372
5.50%, 2/01/24		36	32,417
5.75%, 1/15/25 (a)		148	133,994

	Principal Amount (000)		U.S. $ Value
DPL, Inc.
6.75%, 10/01/19		$31	$32,120
NRG Energy, Inc.
5.75%, 1/15/28 (f)		100	98,981
6.25%, 7/15/22		29	29,898
Talen Energy Supply LLC
4.60%, 12/15/21 (a)		227	200,545
6.50%, 6/01/25		163	126,630
10.50%, 1/15/26 (f)		193	179,519
Texas Competitive/TCEH
11.50%, 10/01/20 (b)(d)(e)(g)(o)		142	0
Vistra Energy Corp.
5.875%, 6/01/23		18	18,896
7.375%, 11/01/22		150	157,846
7.625%, 11/01/24		16	17,497

			1,332,008

Natural Gas - 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		282	286,932

			1,618,940

Total Corporates - Non-Investment Grade (cost $57,328,654)			55,562,912

INFLATION-LINKED SECURITIES - 1.7%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	1,100	946,330

Japan - 1.6%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	1,370,302	13,354,229

Total Inflation-Linked Securities (cost $14,307,025)			14,300,559

GOVERNMENTS - TREASURIES - 1.6%
Malaysia - 0.1%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	1,169	301,112
Series 511
3.58%, 9/28/18		3,106	780,994

			1,082,106

Mexico - 0.1%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	7,880	387,688

	Principal Amount (000)		U.S. $ Value
Russia - 0.1%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	21,257	$336,449
Series 6217
7.50%, 8/18/21		40,638	663,603

			1,000,052

United States - 1.3%
U.S. Treasury Notes
1.625%, 5/15/26 (q)		$1,714	1,569,649
1.75%, 9/30/22 (q)		1,551	1,494,534
2.25%, 2/15/27-8/15/27 (q)		7,800	7,440,703

			10,504,886

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (f)	UYU	3,101	88,920
9.875%, 6/20/22 (f)		2,522	81,546

			170,466

Total Governments - Treasuries (cost $13,511,400)			13,145,198

CORPORATES - INVESTMENT GRADE - 1.0%
Financial Institutions - 0.6%
Banking - 0.3%
BNP Paribas SA
7.625%, 3/30/21 (f)(n)		$142	148,787
BPCE SA
5.70%, 10/22/23 (f)		200	211,742
Countrywide Capital III
Series B
8.05%, 6/15/27		113	139,502
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		222	220,022
Deutsche Bank AG
Series G
3.375%, 5/12/21		121	118,463
DNB Bank ASA
6.50%, 3/26/22 (f)(n)		201	206,095
HSBC Holdings PLC
4.75%, 7/04/29 (f)(n)	EUR	220	261,692
Morgan Stanley
5.00%, 11/24/25		$211	220,208
Santander Holdings USA, Inc.
4.40%, 7/13/27		141	136,114
Standard Chartered PLC
3.95%, 1/11/23 (f)		142	139,872
US Bancorp
Series J
5.30%, 4/15/27 (n)		43	42,440

	Principal Amount (000)		U.S. $ Value
Wells Fargo & Co.
4.125%, 8/15/23		$212	$214,258
Zions Bancorporation
5.65%, 11/15/23		34	34,253

			2,093,448

Brokerage - 0.0%
GFI Group, Inc.
8.375%, 7/19/18		83	82,976

Insurance - 0.3%
Allianz SE
3.099%, 7/06/47 (f)	EUR	200	242,410
Allstate Corp. (The)
6.50%, 5/15/57		$191	214,537
American International Group, Inc.
8.175%, 5/15/58		110	139,231
Series A-9
5.75%, 4/01/48		77	76,101
Assicurazioni Generali SpA
5.50%, 10/27/47 (f)	EUR	185	235,309
Aviva PLC
3.875%, 7/03/44 (f)		200	249,618
CNP Assurances
4.50%, 6/10/47 (f)		200	256,398
Groupama SA
6.00%, 1/23/27		200	281,075
MetLife, Inc.
6.40%, 12/15/36		$275	296,131
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (f)		75	118,907
Prudential Financial, Inc.
5.625%, 6/15/43		170	176,949
SCOR SE
3.00%, 6/08/46 (f)	EUR	100	120,164

			2,406,830

REITS - 0.0%
HCP, Inc.
4.25%, 11/15/23		$118	119,329
Senior Housing Properties Trust
6.75%, 12/15/21		21	22,936
Spirit Realty LP
4.45%, 9/15/26		13	12,525

			154,790

			4,738,044

Industrial - 0.4%
Basic - 0.0%
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (f)		3	2,927
Fresnillo PLC
5.50%, 11/13/23 (f)		200	207,100

	Principal Amount (000)	U.S. $ Value
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (f)	$11	$12,010
Glencore Funding LLC
4.00%, 4/16/25 (f)	12	11,757
Southern Copper Corp.
3.875%, 4/23/25	99	98,213

		332,007

Capital Goods - 0.1%
CNH Industrial Capital LLC
3.375%, 7/15/19	62	62,496
4.375%, 4/05/22	93	94,492
Embraer Netherlands Finance BV
5.40%, 2/01/27	97	99,263
General Electric Co.
Series D
5.00%, 1/21/21 (n)	122	120,326
Masco Corp.
5.95%, 3/15/22	33	35,073
7.125%, 3/15/20	3	3,469

		415,119

Communications - Telecommunications - 0.0%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (f)	330	328,086

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
5.20%, 4/01/45	140	132,793
5.40%, 4/01/48 (a)	151	148,542
6.25%, 10/02/43	185	198,055
General Motors Financial Co., Inc.
3.10%, 1/15/19	62	62,122
ZF North America Capital, Inc.
4.75%, 4/29/25 (f)	150	150,741

		692,253

Consumer Cyclical - Other - 0.0%
DR Horton, Inc.
4.00%, 2/15/20	108	109,279

Consumer Non-Cyclical - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	91	90,563
Constellation Brands, Inc.
3.75%, 5/01/21	49	49,662
CVS Health Corp.
4.78%, 3/25/38	265	263,847
Universal Health Services, Inc.
4.75%, 8/01/22 (f)	151	151,660

		555,732

	Principal Amount (000)	U.S. $ Value
Energy - 0.1%
Cenovus Energy, Inc.
4.45%, 9/15/42	$75	$65,819
6.75%, 11/15/39	4	4,000
Ecopetrol SA
5.875%, 5/28/45	37	35,226
Energy Transfer Partners LP
6.125%, 12/15/45	135	137,557
Energy Transfer Partners LP/Regency
Energy Finance Corp.
4.50%, 11/01/23	95	95,875
Kinder Morgan, Inc./DE
4.30%, 6/01/25	140	140,225
Series G
7.75%, 1/15/32	28	34,427
Shell International Finance BV
2.25%, 11/10/20	275	271,505

		784,634

Services - 0.0%
IHS Markit Ltd.
5.00%, 11/01/22 (f)	66	67,474

Technology - 0.0%
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (f)	92	96,846
Seagate HDD Cayman
4.75%, 1/01/25	68	65,346
4.875%, 6/01/27	252	235,784

		397,976

		3,682,560

Utility - 0.0%
Electric - 0.0%
Duke Energy Corp.
3.95%, 10/15/23	209	212,998

Total Corporates - Investment Grade (cost $8,958,111)		8,633,602

EMERGING MARKETS - SOVEREIGNS - 1.0%
Argentina - 0.2%
Argentine Republic Government International Bond
6.875%, 1/26/27	1,350	1,274,400

Bahamas - 0.0%
Bahamas Government International Bond
6.00%, 11/21/28 (f)	200	199,250

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (f)	200	170,454
7.00%, 10/12/28 (f)	200	177,750

		348,204

	Principal Amount (000)	U.S. $ Value
Cameroon - 0.0%
Republic of Cameroon International Bond
9.50%, 11/19/25 (f)	$200	$222,000

Costa Rica - 0.0%
Costa Rica Government International Bond
4.37%, 5/22/19 (f)	107	106,693

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (f)	220	220,622
8.625%, 4/20/27 (f)	425	480,473

		701,095

Ecuador - 0.0%
Ecuador Government International Bond
10.50%, 3/24/20 (f)	205	212,688

Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (f)	407	410,561

El Salvador - 0.0%
El Salvador Government International Bond
7.375%, 12/01/19 (f)	200	205,353

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (f)	360	344,700

Honduras - 0.0%
Honduras Government International Bond
6.25%, 1/19/27 (f)	180	181,248

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (f)	635	619,919

Jamaica - 0.0%
Jamaica Government International Bond
7.875%, 7/28/45	200	225,250

Lebanon - 0.0%
Lebanon Government International Bond
5.15%, 11/12/18 (f)	100	99,875

Mongolia - 0.0%
Mongolia Government International Bond
5.125%, 12/05/22 (f)	270	259,537

Nigeria - 0.1%
Nigeria Government International Bond
6.50%, 11/28/27 (f)	200	197,508

	Principal Amount (000)	U.S. $ Value
6.75%, 1/28/21 (f)	$200	$206,750

		404,258

Senegal - 0.0%
Senegal Government International Bond
6.25%, 5/23/33 (f)	365	338,680

Sri Lanka - 0.0%
Sri Lanka Government International Bond
6.20%, 5/11/27 (f)	220	210,375

Turkey - 0.1%
Turkey Government International Bond
4.875%, 10/09/26	370	333,000
6.00%, 3/25/27	340	326,400

		659,400

Ukraine - 0.1%
Ukraine Government International Bond
7.75%, 9/01/23-9/01/24 (f)	765	768,325

Venezuela - 0.0%
Venezuela Government International Bond
9.25%, 9/15/27 (b)(o)	815	240,425

Zambia - 0.0%
Zambia Government International Bond
8.50%, 4/14/24 (f)	200	185,500

Total Emerging Markets - Sovereigns (cost $8,866,019)		8,217,736

EMERGING MARKETS - CORPORATE BONDS - 0.8%
Industrial - 0.7%
Basic - 0.2%
Consolidated Energy Finance SA
6.875%, 6/15/25 (f)	200	203,938
First Quantum Minerals Ltd.
7.00%, 2/15/21 (f)	33	32,685
7.25%, 5/15/22-4/01/23 (f)	542	544,252
Lundin Mining Corp.
7.875%, 11/01/22 (f)	133	139,648
Stillwater Mining Co.
6.125%, 6/27/22 (f)	200	192,802
7.125%, 6/27/25 (f)	200	192,006
Vedanta Resources PLC
6.375%, 7/30/22 (f)	220	215,859

		1,521,190

Capital Goods - 0.0%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)(f)	200	180,500

	Principal Amount (000)	U.S. $ Value
Odebrecht Finance Ltd.
5.25%, 6/27/29 (f)	$200	$64,250

		244,750

Communications - Telecommunications - 0.1%
Digicel Group Ltd.
8.25%, 9/30/20 (f)	315	237,825
Digicel Ltd.
6.75%, 3/01/23 (f)	89	76,617
Millicom International Cellular SA
5.125%, 1/15/28 (f)	200	183,684

		498,126

Consumer Cyclical - Other - 0.1%
Wynn Macau Ltd.
4.875%, 10/01/24 (f)	214	204,289
5.50%, 10/01/27 (f)	214	205,290

		409,579

Consumer Cyclical - Retailers - 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (e)(g)(k)	35	1,059
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (e)(g)(k)	10	2,936

		3,995

Consumer Non-Cyclical - 0.2%
Arcelik AS
5.00%, 4/03/23 (f)	69	66,492
BRF GmbH
4.35%, 9/29/26 (f)	480	398,400
Cosan Ltd.
5.95%, 9/20/24 (f)	360	350,471
MARB BondCo PLC
6.875%, 1/19/25 (f)	200	185,930
Minerva Luxembourg SA
6.50%, 9/20/26 (f)	220	201,025
Natura Cosmeticos SA
5.375%, 2/01/23 (f)	200	194,885
Rede D’or Finance SARL
4.95%, 1/17/28 (f)	200	178,736
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/19	94	91,198
2.80%, 7/21/23	72	61,564
3.15%, 10/01/26	55	44,186
Tonon Luxembourg SA
7.25%, 1/24/20 (b)(e)(g)(k)(o)	14	657
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (b)(e)(g)(l)	434	23,575

		1,797,119

	Principal Amount (000)		U.S. $ Value
Energy – 0.1%
Azure Power Energy Ltd.
5.50%, 11/03/22 (f)		$200	$188,900
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (h)		158	158,476
Petrobras Global Finance BV
5.999%, 1/27/28 (f)		66	61,097
6.125%, 1/17/22		8	8,715
6.25%, 3/17/24		175	176,750
8.75%, 5/23/26		300	330,825
YPF SA
6.95%, 7/21/27 (f)		111	102,975
16.50%, 5/09/22 (f)	ARS	2,493	77,302

			1,105,040

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (f)		$13	13,771
Latam Finance Ltd.
6.875%, 4/11/24 (f)		285	277,875

			291,646

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (f)		200	207,400

			6,078,845

Financial Institutions - 0.1%
Banking - 0.1%
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (f)(n)		200	188,294
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23 (f)		200	182,970

			371,264

Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (f)		200	189,178

Insurance - 0.0%
Ambac LSNI LLC
6.811% (LIBOR 3 Month + 5.00%), 2/12/23 (e)(f)(p)		24	23,905

			584,347

Utility - 0.0%
Electric - 0.0%
Genneia SA
8.75%, 1/20/22 (f)		90	91,463
Pampa Energia SA
7.50%, 1/24/27 (f)		150	143,017

	Principal Amount (000)	U.S. $Value
Terraform Global Operating LLC
6.125%, 3/01/26 (f)	$37	$37,162

		271,642

Total Emerging Markets - Corporate Bonds (cost $7,463,987)		6,934,834

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Risk Share Floating Rate - 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.11% (LIBOR 1 Month + 7.15%), 7/25/23 (p)	35	42,879
Series 2013-DN2, Class M2
6.21% (LIBOR 1 Month + 4.25%), 11/25/23 (p)	124	137,790
Series 2014-DN1, Class M3
6.46% (LIBOR 1 Month + 4.50%), 2/25/24 (p)	89	102,242
Series 2014-HQ2, Class M3
5.71% (LIBOR 1 Month + 3.75%), 9/25/24 (p)	131	150,271
Series 2014-HQ3, Class M3
6.71% (LIBOR 1 Month + 4.75%), 10/25/24 (p)	430	479,063
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2013-C01, Class M2
7.21% (LIBOR 1 Month + 5.25%), 10/25/23 (p)	35	40,953
Series 2014-C01, Class M2
6.36% (LIBOR 1 Month + 4.40%), 1/25/24 (p)	66	74,568
Series 2014-C02, Class 1M2
4.56% (LIBOR 1 Month + 2.60%), 5/25/24 (p)	228	242,052
Series 2014-C03, Class 1M2
4.96% (LIBOR 1 Month + 3.00%), 7/25/24 (p)	218	232,743
Series 2014-C04, Class 1M2
6.86% (LIBOR 1 Month + 4.90%), 11/25/24 (p)	230	263,390
Series 2014-C04, Class 2M2
6.96% (LIBOR 1 Month + 5.00%), 11/25/24 (p)	466	524,168
Series 2015-C01, Class 1M2
6.26% (LIBOR 1 Month + 4.30%), 2/25/25 (p)	272	300,266
Series 2015-C01, Class 2M2
6.51% (LIBOR 1 Month + 4.55%), 2/25/25 (p)	154	167,467

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 1M2
5.96% (LIBOR 1 Month + 4.00%), 5/25/25 (p)		$266	$291,909
Series 2015-C02, Class 2M2
5.96% (LIBOR 1 Month + 4.00%), 5/25/25 (p)		249	268,292
Series 2015-C03, Class 1M2
6.96% (LIBOR 1 Month + 5.00%), 7/25/25 (p)		14	16,012
Series 2015-C03, Class 2M2
6.96% (LIBOR 1 Month + 5.00%), 7/25/25 (p)		351	390,270
Series 2015-C04, Class 2M2
7.51% (LIBOR 1 Month + 5.55%), 4/25/28 (p)		367	415,581
Series 2016-C01, Class 2M2
8.91% (LIBOR 1 Month + 6.95%), 8/25/28 (p)		227	271,977
Series 2016-C03, Class 2M2
7.86% (LIBOR 1 Month + 5.90%), 10/25/28 (p)		440	516,860
Series 2016-C05, Class 2M2
6.41% (LIBOR 1 Month + 4.45%), 1/25/29 (p)		465	520,701
Series 2016-C07, Class 2M2
6.31% (LIBOR 1 Month + 4.35%), 5/25/29 (p)		475	529,770
Series 2017-C01, Class 1B1
7.71% (LIBOR 1 Month + 5.75%), 7/25/29 (p)		440	524,112

			6,503,336

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.437%, 5/28/35 (e)		96	89,217

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		14	11,646
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		18	14,541

			26,187

Total Collateralized Mortgage Obligations (cost $6,468,435)			6,618,740

EMERGING MARKETS - TREASURIES - 0.7%
Argentina - 0.2%
Argentina POM Politica Monetaria
Series POM
28.75% (ARPP7DRR), 6/21/20 (p)	ARS	4,155	173,208

	Principal Amount (000)		U.S. $Value
Argentine Bonos del Tesoro
15.50%, 10/17/26		$5,984	$212,414
16.00%, 10/17/23		10,432	370,050
18.20%, 10/03/21		14,384	521,897
21.20%, 9/19/18		6,608	255,216

			1,532,785

Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/25-1/01/27	BRL	9,169	2,305,196

Dominican Republic - 0.1%
Dominican Republic International Bond
16.00%, 7/10/20 (g)	DOP	25,000	579,763

South Africa - 0.0%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	3,037	265,597

Turkey - 0.1%
Turkey Government Bond
11.00%, 2/24/27	TRY	1,461	272,208
11.10%, 5/15/19		4,030	844,550

			1,116,758

Total Emerging Markets - Treasuries (cost $7,855,566)			5,800,099

BANK LOANS - 0.3%
Industrial - 0.3%
Basic - 0.0%
Foresight Energy LLC
8.109% (LIBOR 3 Month + 5.75%), 3/28/22 (r)		$29	28,983
Unifrax I LLC
5.802% (LIBOR 3 Month + 3.50%),
4/04/24 (r)		27	27,274

			56,257

Capital Goods - 0.0%
Gardner Denver, Inc.
5.052% (LIBOR 3 Month + 2.75%), 7/30/24 (r)		46	45,959

Communications - Telecommunications - 0.0%
Intelsat Jackson Holdings S.A.
6.47% (LIBOR 1 Month + 4.50%), 1/02/24 (r)		9	9,044
6.63%, 1/02/24		15	15,012
West Corporation
5.98% (LIBOR 1 Month + 4.00%), 10/10/24 (r)		149	149,164

			173,220

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.43% (LIBOR 1 Month + 3.50%), 11/06/24 (r)	$46	$46,686

Consumer Cyclical - Entertainment - 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.302% (LIBOR 3 Month + 3.00%), 4/01/24 (r)	61	60,337

Consumer Cyclical - Other - 0.0%
Caesars Resort Collection, LLC (fka
Caesars Growth Properties Holdings, LLC)
4.73% (LIBOR 1 Month + 2.75%), 12/23/24 (r)	187	187,164

Consumer Cyclical - Retailers - 0.1%
J.C. Penney Corporation, Inc.
6.569% (LIBOR 3 Month + 4.25%), 6/23/23 (r)	148	139,139
Serta Simmons Bedding, LLC
10.331% (LIBOR 3 Month + 8.00%), 11/08/24 (r)	118	89,463

		228,602

Consumer Non-Cyclical - 0.1%
Air Medical Group Holdings, Inc.
5.173% (LIBOR 1 Month + 3.25%), 4/28/22 (r)	300	299,856
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.73% (LIBOR 1 Month + 7.75%), 9/26/25 (r)	263	202,924
Owens & Minor, Inc.
6.48% (LIBOR 1 Month + 4.50%), 5/02/25 (r)	166	161,688
Vizient, Inc.
4.73% (LIBOR 1 Month + 2.75%), 2/13/23 (e)(r)	2	1,587

		666,055

Energy - 0.0%
California Resources Corporation
12.336% (LIBOR 1 Month + 10.38%), 12/31/21 (e)(r)	113	126,143

Other Industrial - 0.1%
American Tire Distributors, Inc.
9/01/21 (s)	291	252,281
Travelport Finance (Luxembourg) SARL
4.83% (LIBOR 3 Month + 2.50%), 3/17/25(r)	56	56,082

		308,363

	Principal Amount (000)	U.S. $ Value

Services - 0.0%
Monitronics International, Inc.
9/30/22 (s)	$54	$51,621

Technology - 0.0%
Conduent Incorporated
4.98% (LIBOR 1 Month + 3.00%), 12/07/23 (r)	12	11,965
MTS Systems Corporation
5.17% (LIBOR 1 Month + 3.25%), 7/05/23 (e)(r)	59	58,936
Solera, LLC (Solera Finance, Inc.)
4.73% (LIBOR 1 Month + 2.75%), 3/03/23 (r)	145	145,192

		216,093

Total Bank Loans (cost $2,251,042)		2,166,500

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Non-Agency Fixed Rate CMBS - 0.1%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.514%, 7/10/47 (e)(f)	35	31,087
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.944%, 1/10/47 (e)(f)	71	62,342
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.214%, 6/15/45 (e)(f)	298	272,211
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.881%, 1/15/47 (e)(f)	71	66,876
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)	105	103,118

		535,634

Non-Agency Floating Rate CMBS - 0.0%
BBCMS Mortgage Trust
Series 2017-GLKS, Class F
5.619% (LIBOR 1 Month + 3.70%), 11/15/34 (e)(f)(p)	105	106,412
CLNS Trust
Series 2017-IKPR, Class F
6.429% (LIBOR 1 Month + 4.50%), 6/11/32 (e)(f)(p)	110	111,103

	Principal Amount (000)	U.S. $ Value
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.615% (LIBOR 1 Month + 1.65%), 6/24/49 (e)(g)(p)	$67	$67,479

		284,994

Total Commercial Mortgage-Backed Securities (cost $839,088)		820,628

ASSET-BACKED SECURITIES - 0.1%
Other ABS - Fixed Rate - 0.1%
SoFi Consumer Loan Program LLC
Series 2017-6, Class C
4.02%, 11/25/26 (e)(f)	360	357,872
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (e)(f)	38	39,749
Series 2016-1A, Class A2I
3.832%, 5/25/46 (e)(f)	70	69,953

		467,574

Home Equity Loans - Fixed Rate - 0.0%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (e)	140	139,002
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (e)	186	94,198
Lehman XS Trust
Series 2007-6, Class 3A5
4.855%, 5/25/37 (e)	66	65,374

		298,574

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
3.085% (LIBOR 1 Month + 1.13%), 12/25/32 (e)(p)	42	41,806

Total Asset-Backed Securities (cost $797,041)		807,954

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
CIFC Funding Ltd.
Series 2015-4A, Class D
7.859% (LIBOR 3 Month + 5.50%), 10/20/27 (e)(f)(p)	177	178,601
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.655% (LIBOR 3 Month + 6.30%), 7/18/30 (e)(f)(p)	250	254,208

	Principal Amount (000)	U.S. $ Value
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
5.798% (LIBOR 3 Month + 3.45%), 10/15/29 (e)(f)(p)	$306	$307,570

Total Collateralized Loan Obligations (cost $733,510)		740,379

	Shares
PREFERRED STOCKS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Tervita Corp.
0.00% (b)(c)(e)	60,772	447,611

Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625%	1,190	7,806

Energy - 0.0%
Berry Petroleum Co. LLC
0.00% (b)(c)(e)	4,654	63,606
Sanchez Energy Corp.
Series A
4.875%	2,338	36,239

		99,845

Services - 0.0%
iPayment Holdings, Inc.
0.00% (b)(c)(d)(e)	877	87,700

Technology - 0.0%
Goodman Networks, Inc.
0.00% (b)(c)(d)(e)	3,576	14,805

		657,767

Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75% (a)	1,027	27,000

Financial Institutions - 0.0%
Banking - 0.0%
GMAC Capital Trust I
Series 2
8.128%	868	22,664

Total Preferred Stocks (cost $716,967)		707,431

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (f)
(cost $499,210)		$445	$453,900

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.0%
United States - 0.0%
State of California
Series 2010
7.60%, 11/01/40		60	91,488
7.95%, 3/01/36		130	141,010

Total Local Governments - US Municipal Bonds (cost $231,785)			232,498

QUASI-SOVEREIGNS - 0.0%
Quasi-Sovereign Bonds - 0.0%
Chile - 0.0%
Empresa Nacional del Petroleo
3.75%, 8/05/26 (f)
(cost $199,522)		200	186,000

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Jul 2018; Contracts: 13,000,000;
Exercise Price: MXN 20.00;
Counterparty: JPMorgan Chase Bank, NA (b)	MXN	13,000,000	18,969
USD/EUR
Expiration: Oct 2018; Contracts: 1,361,250;
Exercise Price: USD 1.21;
Counterparty: Royal Bank of Scotland PLC (b)	USD	1,361,250	11,634

Total Options Purchased - Puts (premiums paid $27,935)			30,603

	Shares
WARRANTS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (b)(e)		4,686	24,311

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (b)(c)		2,090	648
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (b)		4,803	1,200
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (b)		2,019	505

			2,353

	Shares			U.S. $ Value
Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (b)(c)(d)(e)		52,132		$0

Total Warrants (cost $39,154)				26,664

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Jul 2018; Contracts: 11,661,650;
Exercise Price: MXN 17.94;
Counterparty: Royal Bank of Scotland Group PLC (b)	MXN	11,661,650		788
MXN/USD
Expiration: Aug 2018; Contracts: 80,850,000;
Exercise Price: MXN 17.50;
Counterparty: Deutsche Bank AG (b)	MXN	80,850,000		3,324
SEK/EUR
Expiration: Jun 2018; Contracts: 34,548,100;
Exercise Price: SEK 9.99;
Counterparty: BNP Paribas SA (b)	SEK	34,548,100		952
SEK/EUR
Expiration: Jun 2018; Contracts: 10,696,250;
Exercise Price: SEK 9.95;
Counterparty: Goldman Sachs Bank USA (b)	SEK	10,696,250		252

Total Options Purchased - Calls (premiums paid $129,952)				5,316

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 2006
5.00%, 1/01/36
(cost $210)		$0	**	205

	Shares
SHORT-TERM INVESTMENTS - 11.1%
Investment Companies - 9.9%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.57% (i)(j)(t) (cost $81,103,460)		81,103,460		81,103,460

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 1.2%
U.S. Treasury Bill
Zero Coupon, 8/02/18 (q)	$8,000	$7,974,972
Zero Coupon, 8/09/18	2,000	1,992,920

Total U.S. Treasury Bills (cost $9,967,892)		9,967,892

Total Short-Term Investments (cost $91,071,352)		91,071,352

Total Investments Before Security Lending Collateral for Securities Loaned - 98.2% (cost $779,151,319)		808,650,439

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.57% (i)(j)(t) (cost $23,398,185)	23,398,185	23,398,185

Total Investments - 101.1% (cost $802,549,504) (u)		832,048,624
Other assets less liabilities - (1.1)%		(8,925,833)

Net Assets - 100.0%		$823,122,791

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at May 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	78	June 2018	AUD	7,800		$7,516,217	$7,609,705	$93,488
10 Yr Canadian Bond Futures	35	September 2018	CAD	3,500		3,583,213	3,669,520	86,307
10 Yr Japan Bond (OSE) Futures	135	June 2018	JPY	13,500,000		187,016,949	187,350,738	333,789
Bcom Commodity Index Futures	11,959	June 2018	USD	1,196		105,032,686	108,468,130	3,435,444
Euro Buxl 30 Yr Bond Futures	139	June 2018	EUR	13,900		25,944,800	27,748,163	1,803,363
Euro STOXX 50 Index Futures	20	June 2018	EUR	– 0	– ***	823,378	796,591	(26,787)
Euro-BOBL Futures	135	June 2018	EUR	13,500		20,529,612	20,916,126	386,514
Euro-Bund Futures	235	June 2018	EUR	23,500		43,199,987	44,544,216	1,344,229
Euro-Schatz Futures	169	June 2018	EUR	16,900		22,087,475	22,164,339	76,864
FTSE 100 Index Futures	8	June 2018	GBP	– 0	– ***	807,033	815,690	8,657
Long Gilt Futures	289	September 2018	GBP	28,900		46,271,398	47,431,150	1,159,752
Mini MSCI Emerging Markets Futures	179	June 2018	USD	9		10,547,047	10,039,215	(507,832)
MSCI EAFE Futures	157	June 2018	USD	8		15,829,920	15,597,950	(231,970)
Russell 2000 Mini Futures	16	June 2018	USD	1		1,271,200	1,307,360	36,160
S&P 500 E-Mini Futures	30	June 2018	USD	2		4,025,007	4,058,250	33,243
S&P Mid 400 E-Mini Futures	60	June 2018	USD	6		11,547,970	11,682,000	134,030
S&P TSX 60 Index Futures	10	June 2018	CAD	2		1,475,570	1,464,291	(11,279)
TOPIX Index Futures	5	June 2018	JPY	50		786,577	801,811	15,234
U.S. T-Note 2 Yr (CBT) Futures	31	September 2018	USD	6,200		6,563,320	6,579,266	15,946

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at May 31, 2018	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 5 Yr (CBT) Futures	394	September 2018	USD	39,400	$44,585,137	$44,872,906	$287,769
U.S. T-Note 10 Yr (CBT) Futures	383	September 2018	USD	38,300	46,217,420	46,127,563	(89,857)
U.S. Ultra Bond (CBT) Futures	230	September 2018	USD	23,000	35,287,004	36,685,000	1,397,996
Sold Contracts
10 Yr Mini Japan Government Bond Futures	151	June 2018	JPY	1,510,000	20,933,493	20,951,363	(17,870)
CBOE VIX Futures	3	June 2018	USD	3	44,973	46,275	(1,302)
Euro Buxl 30 Yr Bond Futures	9	June 2018	EUR	900	1,744,798	1,796,644	(51,846)
Euro-BOBL Futures	13	June 2018	EUR	1,300	2,001,669	2,014,146	(12,477)
Euro-Bund Futures	133	June 2018	EUR	13,300	24,471,050	25,210,131	(739,081)
Long Gilt Futures	15	September 2018	GBP	1,500	2,426,510	2,461,824	(35,314)
TOPIX Index Futures	8	June 2018	JPY	80	1,324,762	1,282,897	41,865
U.S. T-Note 5 Yr (CBT) Futures	41	September 2018	USD	4,100	4,639,354	4,669,516	(30,162)
U.S. Ultra Bond (CBT) Futures	21	September 2018	USD	2,100	3,268,656	3,349,500	(80,844)

							$8,854,029

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	2,092	USD	1,512	6/07/18	$48,328
Australia and New Zealand Banking Group Ltd.	AUD	2,193	USD	1,693	7/17/18	33,738
Australia and New Zealand Banking Group Ltd.	NZD	3,451	USD	2,509	7/17/18	94,056
Australia and New Zealand Banking Group Ltd.	USD	1,670	CNY	10,564	7/17/18	(28,372)
Australia and New Zealand Banking Group Ltd.	AUD	824	USD	623	8/09/18	(36)
Bank of America, NA	BRL	10,761	USD	2,982	6/04/18	92,015
Bank of America, NA	BRL	5,870	USD	1,571	6/04/18	(5,462)
Bank of America, NA	USD	2,880	BRL	10,761	6/04/18	10,014
Bank of America, NA	USD	1,639	BRL	5,870	6/04/18	(62,508)
Bank of America, NA	TWD	21,342	USD	723	6/07/18	10,497
Bank of America, NA	CAD	4,111	USD	3,256	6/12/18	84,063
Bank of America, NA	USD	2,083	CAD	2,660	6/12/18	(31,108)
Bank of America, NA	BRL	928	USD	267	6/14/18	17,643
Bank of America, NA	SGD	245	USD	182	6/14/18	(1,305)
Bank of America, NA	EUR	672	USD	800	6/19/18	13,784
Bank of America, NA	GBP	3,083	USD	4,272	6/19/18	169,627
Bank of America, NA	USD	8,658	INR	569,686	6/19/18	(225,961)
Bank of America, NA	USD	4,987	RUB	286,816	6/19/18	(395,506)
Bank of America, NA	RUB	43,534	USD	700	6/26/18	3,446
Bank of America, NA	RUB	50,910	USD	809	6/26/18	(5,963)
Bank of America, NA	USD	4,261	RUB	263,439	6/26/18	(45,319)
Bank of America, NA	USD	1,912	CHF	1,880	6/28/18	(442)
Bank of America, NA	USD	1,495	JPY	161,899	6/28/18	(4,320)
Bank of America, NA	USD	500	ILS	1,795	7/12/18	4,668
Bank of America, NA	EUR	677	USD	844	7/17/18	49,423
Bank of America, NA	GBP	599	USD	846	7/17/18	47,616
Bank of America, NA	JPY	178,637	USD	1,680	7/17/18	33,054
Bank of America, NA	NZD	1,152	USD	836	7/17/18	30,291
Bank of America, NA	USD	2,515	CAD	3,193	7/17/18	(49,190)
Bank of America, NA	USD	846	EUR	681	7/17/18	(47,513)
Bank of America, NA	USD	844	NOK	6,602	7/17/18	(35,738)
Bank of America, NA	USD	3,418	ZAR	42,542	7/17/18	(95,127)
Barclays Bank PLC	BRL	9,380	USD	2,519	6/04/18	710
Barclays Bank PLC	USD	2,510	BRL	9,380	6/04/18	8,728

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	TWD	86,088	USD	2,950	6/07/18	$77,225
Barclays Bank PLC	USD	5,880	TWD	172,237	6/07/18	(131,984)
Barclays Bank PLC	AUD	410	NZD	439	6/08/18	(2,552)
Barclays Bank PLC	CAD	2,636	JPY	224,703	6/12/18	33,021
Barclays Bank PLC	CAD	2,141	USD	1,646	6/12/18	(5,386)
Barclays Bank PLC	GBP	1,549	SEK	18,009	6/14/18	(15,942)
Barclays Bank PLC	USD	3,296	MXN	64,754	6/14/18	(55,414)
Barclays Bank PLC	EUR	451	SEK	4,660	6/18/18	1,585
Barclays Bank PLC	CAD	6,284	USD	4,889	6/19/18	39,825
Barclays Bank PLC	USD	4,218	AUD	5,373	6/19/18	(153,803)
Barclays Bank PLC	USD	4,263	SEK	33,897	6/19/18	(414,867)
Barclays Bank PLC	USD	830	TRY	3,954	6/21/18	36,518
Barclays Bank PLC	CNY	5,261	USD	825	6/28/18	6,027
Barclays Bank PLC	USD	2,512	BRL	9,380	7/03/18	336
Barclays Bank PLC	MYR	16,595	USD	4,233	7/12/18	81,016
Barclays Bank PLC	MYR	17,932	USD	4,392	7/12/18	(94,496)
Barclays Bank PLC	USD	7,609	MYR	30,055	7/12/18	(90,381)
Barclays Bank PLC	USD	797	MYR	3,266	7/12/18	20,473
Barclays Bank PLC	AUD	1,081	USD	824	7/17/18	6,499
Barclays Bank PLC	CHF	3,209	USD	3,359	7/17/18	90,123
Barclays Bank PLC	CNY	9,532	USD	1,484	7/17/18	2,434
Barclays Bank PLC	EUR	2,088	GBP	1,829	7/17/18	(12,271)
Barclays Bank PLC	EUR	2,339	JPY	310,270	7/17/18	116,610
Barclays Bank PLC	ILS	5,870	USD	1,698	7/17/18	46,507
Barclays Bank PLC	ILS	2,068	USD	579	7/17/18	(2,681)
Barclays Bank PLC	JPY	357,133	USD	3,357	7/17/18	64,007
Barclays Bank PLC	NZD	1,149	USD	823	7/17/18	18,752
Barclays Bank PLC	PLN	6,951	USD	1,983	7/17/18	99,922
Barclays Bank PLC	USD	1,657	CHF	1,650	7/17/18	23,142
Barclays Bank PLC	USD	1,676	EUR	1,341	7/17/18	(103,501)
Barclays Bank PLC	USD	2,169	JPY	235,505	7/17/18	2,356
Barclays Bank PLC	USD	840	NOK	6,445	7/17/18	(50,869)
Barclays Bank PLC	USD	834	PLN	2,804	7/17/18	(74,465)
Barclays Bank PLC	USD	825	TRY	3,372	7/17/18	(93,184)
Barclays Bank PLC	USD	828	ZAR	9,770	7/17/18	(64,539)
Barclays Bank PLC	KRW	4,969,705	USD	4,616	7/26/18	8,718
Barclays Bank PLC	USD	1,647	SEK	14,347	7/26/18	(13,156)
Barclays Bank PLC	INR	84,085	USD	1,220	8/09/18	(15,955)
Barclays Bank PLC	NZD	2,722	USD	1,909	8/09/18	4,131
Barclays Bank PLC	USD	817	INR	55,247	8/09/18	(5,058)
BNP Paribas SA	BRL	6,043	USD	1,617	6/04/18	(5,623)
BNP Paribas SA	USD	1,637	BRL	6,043	6/04/18	(14,663)
BNP Paribas SA	NZD	1,423	USD	1,013	6/07/18	17,448
BNP Paribas SA	TWD	73,411	USD	2,474	6/07/18	24,425
BNP Paribas SA	USD	690	NZD	936	6/07/18	(34,777)
BNP Paribas SA	ARS	7,279	USD	324	6/08/18	33,399
BNP Paribas SA	CAD	2,131	USD	1,642	6/12/18	(1,459)
BNP Paribas SA	USD	810	CAD	1,021	6/12/18	(21,983)
BNP Paribas SA	GBP	1,619	USD	2,302	6/13/18	149,821
BNP Paribas SA	EUR	160	SEK	1,631	6/18/18	(1,988)
BNP Paribas SA	AUD	1,340	USD	1,000	6/19/18	(13,736)
BNP Paribas SA	AUD	5,373	USD	4,182	6/19/18	118,247
BNP Paribas SA	USD	1,047	AUD	1,340	6/19/18	(33,737)
BNP Paribas SA	USD	1,709	EUR	1,366	6/19/18	(110,036)
BNP Paribas SA	USD	2,091	TRY	9,798	6/21/18	55,730
BNP Paribas SA	ARS	11,342	USD	539	6/26/18	95,297
BNP Paribas SA	USD	1,323	CNY	8,329	6/28/18	(27,105)
BNP Paribas SA	ARS	13,553	USD	525	7/05/18	(702)
BNP Paribas SA	GBP	589	USD	837	7/17/18	52,401
BNP Paribas SA	INR	195,577	USD	2,860	8/09/18	(15,681)
BNP Paribas SA	USD	1,632	INR	111,825	8/09/18	11,860
Citibank, NA	BRL	1,113	USD	321	6/04/18	21,758
Citibank, NA	USD	298	BRL	1,113	6/04/18	1,035
Citibank, NA	NZD	641	USD	462	6/07/18	13,541
Citibank, NA	TWD	222,084	USD	7,653	6/07/18	241,543
Citibank, NA	USD	1,707	TWD	49,314	6/07/18	(61,665)
Citibank, NA	CAD	2,131	USD	1,643	6/12/18	(540)
Citibank, NA	BRL	941	USD	265	6/14/18	12,749
Citibank, NA	MXN	48,707	USD	2,434	6/14/18	(3,686)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	SGD	184	USD	137	6/14/18	$(1,055)
Citibank, NA	USD	2,495	MXN	48,415	6/14/18	(72,271)
Citibank, NA	JPY	143,709	USD	1,313	6/19/18	(9,021)
Citibank, NA	USD	4,342	GBP	3,083	6/19/18	(239,830)
Citibank, NA	USD	2,051	JPY	215,655	6/19/18	(66,430)
Citibank, NA	TRY	10,920	USD	2,414	6/21/18	20,788
Citibank, NA	USD	973	TRY	4,505	6/21/18	13,798
Citibank, NA	USD	1,655	TRY	7,421	6/21/18	(28,742)
Citibank, NA	USD	90	ARS	1,787	6/26/18	(20,117)
Citibank, NA	USD	206	BRL	757	7/03/18	(3,258)
Citibank, NA	ILS	5,928	USD	1,661	7/12/18	(6,834)
Citibank, NA	CAD	2,212	USD	1,708	7/17/18	59
Citibank, NA	EUR	676	NOK	6,511	7/17/18	4,326
Citibank, NA	GBP	592	USD	829	7/17/18	40,644
Citibank, NA	JPY	537,601	USD	5,039	7/17/18	81,926
Citibank, NA	MXN	23,116	USD	1,249	7/17/18	98,460
Citibank, NA	TRY	10,176	USD	2,423	7/17/18	216,428
Citibank, NA	USD	4,193	AUD	5,407	7/17/18	(102,625)
Citibank, NA	USD	3,324	CNY	20,970	7/17/18	(64,709)
Citibank, NA	USD	2,510	PLN	8,500	7/17/18	(207,186)
Citibank, NA	USD	2,890	TRY	12,182	7/17/18	(248,157)
Citibank, NA	USD	817	ZAR	9,847	7/17/18	(47,437)
Citibank, NA	EUR	5,294	USD	6,194	7/18/18	(15,888)
Citibank, NA	KRW	398,998	USD	371	7/26/18	894
Citibank, NA	NOK	13,370	SEK	14,328	7/26/18	(6,042)
Citibank, NA	USD	10,180	KRW	10,824,418	7/26/18	(144,201)
Citibank, NA	UYU	2,845	USD	95	8/07/18	4,048
Citibank, NA	USD	8,270	INR	561,901	8/09/18	(7,887)
Credit Suisse International	BRL	6,406	USD	1,714	6/04/18	(5,961)
Credit Suisse International	USD	1,824	BRL	6,406	6/04/18	(103,758)
Credit Suisse International	AUD	1,713	CAD	1,701	6/07/18	16,840
Credit Suisse International	USD	1,322	AUD	1,744	6/07/18	(2,458)
Credit Suisse International	NZD	439	AUD	410	6/08/18	2,533
Credit Suisse International	EUR	97	TRY	469	6/12/18	(10,134)
Credit Suisse International	TRY	1,680	EUR	325	6/12/18	10,533
Credit Suisse International	EUR	11,285	USD	14,006	6/19/18	798,784
Credit Suisse International	TRY	2,819	USD	682	6/21/18	63,876
Credit Suisse International	EUR	215	CNY	1,692	6/22/18	11,615
Credit Suisse International	CHF	960	USD	1,006	6/28/18	29,846
Credit Suisse International	ZAR	4,137	USD	325	6/28/18	1,273
Credit Suisse International	USD	129	ZAR	1,548	7/05/18	(7,594)
Credit Suisse International	USD	857	ILS	3,094	7/12/18	13,537
Credit Suisse International	NOK	13,389	CHF	1,633	7/26/18	24,792
Credit Suisse International	USD	319	MXN	5,961	8/02/18	(22,648)
Credit Suisse International	CHF	71	SGD	101	8/27/18	3,275
Credit Suisse International	GBP	77	ZAR	1,372	10/17/18	2,949
Deutsche Bank AG	ILS	8,874	EUR	2,131	6/13/18	1,889
Deutsche Bank AG	TRY	4,372	USD	969	6/21/18	11,296
Deutsche Bank AG	TRY	7,682	USD	1,633	6/21/18	(50,575)
Deutsche Bank AG	USD	405	TRY	1,906	6/21/18	12,455
Deutsche Bank AG	USD	1,665	ILS	5,992	7/12/18	20,868
Deutsche Bank AG	AUD	1,086	USD	826	7/17/18	4,735
Deutsche Bank AG	EUR	671	PLN	2,804	7/17/18	(27,056)
Deutsche Bank AG	EUR	2,061	USD	2,555	7/17/18	137,246
Deutsche Bank AG	NOK	6,721	USD	815	7/17/18	(7,965)
Deutsche Bank AG	USD	2,247	ILS	8,011	7/17/18	7,565
Deutsche Bank AG	USD	3,660	JPY	387,353	7/17/18	(88,703)
Deutsche Bank AG	IDR	28,437,356	USD	2,003	7/26/18	(27,878)
Goldman Sachs Bank USA	BRL	2,934	USD	785	6/04/18	(2,730)
Goldman Sachs Bank USA	USD	826	BRL	2,934	6/04/18	(38,534)
Goldman Sachs Bank USA	CAD	2,127	USD	1,650	6/12/18	9,354
Goldman Sachs Bank USA	USD	831	CAD	1,068	6/12/18	(7,382)
Goldman Sachs Bank USA	SEK	5,819	EUR	575	6/18/18	12,311
Goldman Sachs Bank USA	CHF	641	USD	669	6/19/18	18,238
Goldman Sachs Bank USA	CHF	830	USD	832	6/28/18	(11,450)
Goldman Sachs Bank USA	USD	2,015	CHF	1,993	6/28/18	11,784
Goldman Sachs Bank USA	ILS	11,879	USD	3,308	7/12/18	(33,510)
Goldman Sachs Bank USA	USD	4,380	MYR	17,537	7/12/18	7,379
Goldman Sachs Bank USA	TRY	3,767	USD	833	7/16/18	16,035

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	TRY	3,424	USD	819	7/17/18	$76,805
Goldman Sachs Bank USA	USD	850	NOK	6,540	7/17/18	(49,370)
Goldman Sachs Bank USA	USD	831	TRY	3,384	7/17/18	(97,398)
Goldman Sachs Bank USA	EUR	3,538	USD	4,106	7/18/18	(43,791)
Goldman Sachs Bank USA	KRW	529,238	USD	492	7/26/18	1,057
HSBC Bank USA	TWD	19,042	USD	656	6/07/18	20,271
HSBC Bank USA	USD	4,537	EUR	3,624	6/19/18	(295,172)
HSBC Bank USA	USD	1,319	NOK	10,668	7/26/18	(12,504)
JPMorgan Chase Bank, NA	BRL	20,203	USD	5,406	6/04/18	(18,800)
JPMorgan Chase Bank, NA	USD	5,534	BRL	20,203	6/04/18	(108,545)
JPMorgan Chase Bank, NA	AUD	2,570	USD	1,983	6/07/18	39,603
JPMorgan Chase Bank, NA	TWD	34,195	USD	1,178	6/07/18	36,614
JPMorgan Chase Bank, NA	USD	683	AUD	880	6/07/18	(17,055)
JPMorgan Chase Bank, NA	TRY	469	EUR	97	6/12/18	10,134
JPMorgan Chase Bank, NA	USD	624	MXN	12,044	6/14/18	(21,234)
JPMorgan Chase Bank, NA	ARS	17,479	USD	777	6/18/18	86,707
JPMorgan Chase Bank, NA	SEK	33,897	USD	4,209	6/19/18	360,989
JPMorgan Chase Bank, NA	TRY	3,515	USD	812	6/21/18	41,848
JPMorgan Chase Bank, NA	CHF	650	USD	679	6/28/18	18,310
JPMorgan Chase Bank, NA	EUR	1,511	USD	1,789	6/28/18	19,079
JPMorgan Chase Bank, NA	USD	1,291	JPY	140,250	6/28/18	86
JPMorgan Chase Bank, NA	USD	647	ZAR	7,877	6/28/18	(29,869)
JPMorgan Chase Bank, NA	BRL	20,203	USD	5,518	7/03/18	107,944
JPMorgan Chase Bank, NA	USD	303	ILS	1,088	7/12/18	2,620
JPMorgan Chase Bank, NA	EUR	1,374	USD	1,700	7/17/18	88,839
JPMorgan Chase Bank, NA	USD	2,503	AUD	3,324	7/17/18	11,111
JPMorgan Chase Bank, NA	USD	839	CNY	5,285	7/17/18	(18,127)
JPMorgan Chase Bank, NA	USD	5,756	ILS	20,449	7/17/18	(2,216)
JPMorgan Chase Bank, NA	USD	2,080	IDR	28,894,875	7/26/18	(16,787)
JPMorgan Chase Bank, NA	USD	594	SEK	5,186	7/26/18	(3,419)
JPMorgan Chase Bank, NA	USD	103	MXN	1,905	8/02/18	(8,231)
JPMorgan Chase Bank, NA	SGD	905	USD	679	8/16/18	2,708
Morgan Stanley Capital Services, Inc.	USD	1,304	AUD	1,657	6/07/18	(50,696)
Morgan Stanley Capital Services, Inc.	CAD	856	USD	664	6/12/18	3,993
Morgan Stanley Capital Services, Inc.	TRY	1,661	EUR	322	6/12/18	11,587
Morgan Stanley Capital Services, Inc.	USD	1,025	GBP	714	6/13/18	(75,860)
Morgan Stanley Capital Services, Inc.	SEK	25,173	USD	2,899	6/15/18	42,735
Morgan Stanley Capital Services, Inc.	EUR	3,624	USD	4,467	6/19/18	224,623
Morgan Stanley Capital Services, Inc.	GBP	637	USD	868	6/19/18	19,954
Morgan Stanley Capital Services, Inc.	USD	888	GBP	637	6/19/18	(40,368)
Morgan Stanley Capital Services, Inc.	CNY	1,692	EUR	215	6/22/18	(11,616)
Morgan Stanley Capital Services, Inc.	JPY	179,902	USD	1,652	6/28/18	(4,729)
Morgan Stanley Capital Services, Inc.	ZAR	1,548	USD	129	7/05/18	7,595
Morgan Stanley Capital Services, Inc.	AUD	3,818	USD	2,939	7/17/18	50,811
Morgan Stanley Capital Services, Inc.	CAD	3,193	USD	2,465	7/17/18	(253)
Morgan Stanley Capital Services, Inc.	CAD	1,624	USD	1,263	7/17/18	8,998
Morgan Stanley Capital Services, Inc.	CHF	2,017	USD	2,113	7/17/18	58,249
Morgan Stanley Capital Services, Inc.	CNY	26,540	USD	4,185	7/17/18	60,183
Morgan Stanley Capital Services, Inc.	EUR	2,729	CHF	3,264	7/17/18	123,768
Morgan Stanley Capital Services, Inc.	EUR	3,746	USD	4,641	7/17/18	246,798

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	GBP	2,098	USD	2,963	7/17/18	$168,492
Morgan Stanley Capital Services, Inc.	ILS	9,705	USD	2,717	7/17/18	(13,757)
Morgan Stanley Capital Services, Inc.	MXN	15,516	USD	814	7/17/18	41,650
Morgan Stanley Capital Services, Inc.	SGD	2,224	AUD	2,192	7/17/18	(4,623)
Morgan Stanley Capital Services, Inc.	USD	2,464	CAD	3,172	7/17/18	(14,339)
Morgan Stanley Capital Services, Inc.	USD	2,467	CNY	15,554	7/17/18	(50,094)
Morgan Stanley Capital Services, Inc.	USD	2,938	EUR	2,369	7/17/18	(159,110)
Royal Bank of Scotland PLC	USD	267	COP	721,368	6/12/18	(17,781)
Royal Bank of Scotland PLC	USD	830	MXN	16,345	6/14/18	(11,560)
Royal Bank of Scotland PLC	JPY	1,449,193	USD	13,325	6/15/18	(5,877)
Royal Bank of Scotland PLC	ARS	16,994	USD	778	6/18/18	106,769
Royal Bank of Scotland PLC	USD	1,623	ARS	34,473	6/18/18	(261,897)
Royal Bank of Scotland PLC	CAD	5,292	USD	4,199	6/19/18	116,054
Royal Bank of Scotland PLC	USD	4,241	CAD	5,292	6/19/18	(157,349)
Royal Bank of Scotland PLC	JPY	130,118	USD	1,175	6/28/18	(23,281)
Royal Bank of Scotland PLC	ILS	9,070	USD	2,590	7/12/18	38,464
Royal Bank of Scotland PLC	JPY	89,964	USD	853	7/17/18	23,960
Royal Bank of Scotland PLC	TRY	10,038	USD	2,437	7/17/18	260,123
Royal Bank of Scotland PLC	USD	840	AUD	1,085	7/17/18	(19,433)
Royal Bank of Scotland PLC	USD	2,517	CAD	3,159	7/17/18	(77,666)
Royal Bank of Scotland PLC	USD	858	MXN	16,756	7/17/18	(23,834)
Royal Bank of Scotland PLC	USD	824	TRY	3,412	7/17/18	(83,784)
Royal Bank of Scotland PLC	MXN	5,961	USD	319	8/02/18	22,648
Standard Chartered Bank	BRL	6,263	USD	1,671	6/04/18	(10,795)
Standard Chartered Bank	BRL	20,398	USD	5,813	6/04/18	335,757
Standard Chartered Bank	USD	6,270	BRL	23,432	6/04/18	21,804
Standard Chartered Bank	USD	906	BRL	3,229	6/04/18	(39,144)
Standard Chartered Bank	AUD	1,095	USD	821	6/07/18	(7,552)
Standard Chartered Bank	TWD	49,015	USD	1,653	6/07/18	16,782
Standard Chartered Bank	USD	1,666	TWD	49,094	6/07/18	(27,198)
Standard Chartered Bank	CAD	1,068	USD	829	6/12/18	5,445
Standard Chartered Bank	GBP	611	MXN	16,417	6/14/18	8,568
Standard Chartered Bank	USD	1,058	BRL	3,888	7/03/18	(16,958)
Standard Chartered Bank	AUD	3,324	NZD	3,550	7/17/18	(30,161)
Standard Chartered Bank	AUD	2,197	USD	1,691	7/17/18	28,562
Standard Chartered Bank	EUR	1,349	NOK	13,002	7/17/18	9,712
Standard Chartered Bank	NZD	5,238	USD	3,796	7/17/18	130,333
Standard Chartered Bank	PLN	7,213	USD	2,063	7/17/18	108,735
Standard Chartered Bank	USD	542	AUD	703	7/17/18	(9,770)
Standard Chartered Bank	USD	1,608	HUF	428,740	7/17/18	(36,666)
Standard Chartered Bank	USD	2,522	NZD	3,430	7/17/18	(121,987)
Standard Chartered Bank	KRW	314,141	USD	292	7/26/18	468
Standard Chartered Bank	KRW	313,498	USD	290	7/26/18	(1,018)
Standard Chartered Bank	INR	41,093	USD	595	8/09/18	(9,179)
Standard Chartered Bank	SGD	3,328	USD	2,489	8/16/18	(126)
Standard Chartered Bank	GBP	1,199	USD	1,620	9/14/18	18,186

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	1	USD	1	6/07/18	$(5)
State Street Bank & Trust Co.	AUD	428	USD	329	6/07/18	5,452
State Street Bank & Trust Co.	JPY	42,434	NZD	546	6/07/18	(8,149)
State Street Bank & Trust Co.	CAD	191	USD	149	6/12/18	2,001
State Street Bank & Trust Co.	EUR	220	TRY	1,159	6/12/18	(2,444)
State Street Bank & Trust Co.	USD	337	CAD	426	6/12/18	(8,662)
State Street Bank & Trust Co.	EUR	2,443	GBP	2,132	6/13/18	(22,061)
State Street Bank & Trust Co.	MXN	40,181	USD	2,027	6/14/18	16,130
State Street Bank & Trust Co.	SEK	3,549	USD	402	6/14/18	(860)
State Street Bank & Trust Co.	SEK	3,435	USD	397	6/14/18	6,767
State Street Bank & Trust Co.	USD	55	MXN	998	6/14/18	(5,004)
State Street Bank & Trust Co.	USD	1,715	SEK	15,352	6/15/18	27,678
State Street Bank & Trust Co.	EUR	168	SEK	1,726	6/18/18	(917)
State Street Bank & Trust Co.	TRY	1,131	USD	261	6/20/18	12,716
State Street Bank & Trust Co.	USD	266	CHF	266	6/20/18	3,824
State Street Bank & Trust Co.	TRY	2,011	USD	419	6/21/18	(21,433)
State Street Bank & Trust Co.	TRY	1,119	USD	271	6/21/18	25,507
State Street Bank & Trust Co.	USD	1,411	TRY	6,246	6/21/18	(42,671)
State Street Bank & Trust Co.	CHF	179	USD	189	6/28/18	6,767
State Street Bank & Trust Co.	JPY	49,840	USD	458	6/28/18	(609)
State Street Bank & Trust Co.	USD	499	JPY	55,282	6/28/18	10,198
State Street Bank & Trust Co.	ZAR	3,560	USD	287	6/28/18	8,455
State Street Bank & Trust Co.	USD	206	MYR	812	7/12/18	(2,880)
State Street Bank & Trust Co.	TRY	561	USD	120	7/16/18	(1,768)
State Street Bank & Trust Co.	USD	122	TRY	575	7/16/18	2,955
State Street Bank & Trust Co.	AUD	545	USD	419	7/17/18	6,240
State Street Bank & Trust Co.	CHF	2,399	GBP	1,750	7/17/18	(111,203)
State Street Bank & Trust Co.	CHF	80	USD	80	7/17/18	(1,131)
State Street Bank & Trust Co.	EUR	2,765	USD	3,286	7/17/18	42,918
State Street Bank & Trust Co.	EUR	1,509	USD	1,747	7/17/18	(22,651)
State Street Bank & Trust Co.	GBP	590	NOK	6,520	7/17/18	12,105
State Street Bank & Trust Co.	GBP	362	USD	491	7/17/18	8,872
State Street Bank & Trust Co.	HUF	427,986	USD	1,629	7/17/18	60,336
State Street Bank & Trust Co.	ILS	6,784	USD	1,905	7/17/18	(4,350)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	ILS	2,953	USD	844	7/17/18	$12,808
State Street Bank & Trust Co.	JPY	44,383	USD	420	7/17/18	11,000
State Street Bank & Trust Co.	MXN	7,700	USD	417	7/17/18	33,299
State Street Bank & Trust Co.	NZD	579	USD	417	7/17/18	11,872
State Street Bank & Trust Co.	PLN	5,890	USD	1,656	7/17/18	60,843
State Street Bank & Trust Co.	SEK	15,352	USD	1,785	7/17/18	38,512
State Street Bank & Trust Co.	TRY	2,366	USD	534	7/17/18	20,493
State Street Bank & Trust Co.	USD	8,717	EUR	7,280	7/17/18	(178,210)
State Street Bank & Trust Co.	USD	523	NOK	4,168	7/17/18	(12,486)
State Street Bank & Trust Co.	USD	1,640	PLN	5,952	7/17/18	(27,199)
State Street Bank & Trust Co.	USD	431	TRY	1,866	7/17/18	(25,856)
State Street Bank & Trust Co.	SEK	3,645	USD	418	7/26/18	3,491
State Street Bank & Trust Co.	USD	2,474	NOK	19,822	9/14/18	(41,762)
State Street Bank & Trust Co.	ZAR	3,279	GBP	186	10/17/18	(4,710)
UBS AG	USD	1,662	CAD	2,141	6/12/18	(10,564)
UBS AG	JPY	197,375	EUR	1,506	6/28/18	(53,911)
UBS AG	TRY	914	USD	188	7/16/18	(9,963)
UBS AG	USD	5,884	EUR	4,846	7/17/18	(200,299)
UBS AG	USD	2,492	JPY	272,549	7/17/18	21,067
UBS AG	SGD	101	CHF	71	8/27/18	(3,273)
UBS AG	ZAR	1,372	GBP	77	10/17/18	(2,950)

						$320,657

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	4,020	USD	3,425.00	July 2018	USD	4	$292,314	$(273,712)
FTSE 100 Index	Citibank, NA	760	GBP	7,700.00	June 2018	GBP	1	93,322	(57,625)
Nikkei 225 Index	Goldman Sachs International	38,000	JPY	22,250.00	July 2018	JPY	38	165,927	(132,498)
S&P 500 Index	Goldman Sachs International	15,000	USD	2,725.00	June 2018	USD	15	594,900	(245,078)
S&P 500 Index	Goldman Sachs International	3,900	USD	2,620.00	June 2018	USD	4	159,003	(366,158)

								$1,305,466	$(1,075,071)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	4,020	USD	3,425.00	July 2018	USD	4	$413,563	$(410,447)
FTSE 100 Index	Citibank, NA	760	GBP	7,700.00	June 2018	GBP	1	67,006	(92,497)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Nikkei 225 Index	Goldman Sachs International	38,000	JPY	22,250.00	July 2018	JPY	38		$146,141	$(160,255)
S&P 500 Index	Morgan Stanley Co, Inc.	700	USD	2,705.00	June 2018	USD	– 0	–***	4,360	(5,215)
S&P 500 Index	Goldman Sachs International	3,900	USD	2,620.00	June 2018	USD	4		237,861	(29,662)
S&P 500 Index	Goldman Sachs International	15,000	USD	2,725.00	June 2018	USD	15		524,325	(524,679)

									$1,393,256	$(1,222,755)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
COP vs. USD/ Morgan Stanley Capital Services LLC	COP	2,768.000	06/2018	1,868,400,000	COP	1,868,400	$6,155	$(546)
NZD vs. AUD/ Barclays Bank PLC	NZD	1.049	06/2018	1,783,130	NZD	1,783	6,443	(71)
USD vs. EUR/ Royal Bank of Scotland PLC	USD	1.170	10/2018	1,316,250	USD	1,316	11,025	(19,112)
USD vs. MXN/ Credit Suisse International	MXN	21.500	07/2018	710,000	USD	710	12,142	(3,455)
Put
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.500	06/2018	2,362,500	BRL	2,363	4,329	(41,790)
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.550	06/2018	2,396,250	BRL	2,396	3,895	(33,028)
CHF vs. GBP/ Deutsche Bank AG	CHF	1.352	06/2018	642,200	CHF	642	3,656	(336)
CNH vs. EUR/ Morgan Stanley Capital Services LLC	CNH	8.050	06/2018	8,653,750	CNH	8,654	6,008	(288)
EUR vs. SEK/ BNP Paribas SA	SEK	10.350	06/2018	35,811,000	SEK	35,811	20,094	(15,110)
INR vs. USD/ JPMorgan Chase Bank, NA	INR	71.320	02/2019	46,358,000	INR	46,358	6,019	(9,119)
KRW vs. USD/ Bank of America, NA	KRW	1,098.000	07/2018	741,150,000	KRW	741,150	4,428	(3,778)
MXN vs. USD/ Royal Bank Of Scotland Group PLC	MXN	20.000	07/2018	13,000,000	MXN	13,000	9,533	(18,969)
MXN vs. USD/ Deutsche Bank AG	MXN	22.000	08/2018	101,640,000	MXN	101,640	66,713	(19,273)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	15,483,000	MXN	15,483	8,660	(8,647)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
SEK vs. EUR/ Goldman Sachs Bank USA	SEK	10.350	06/2018	11,126,250	SEK	11,126	$6,527	$(4,694)
SGD vs. CHF/ UBS AG	SGD	1.480	08/2018	555,000	SGD	555	2,883	(391)
TRY vs. CHF/ UBS AG	TRY	5.900	02/2019	3,687,500	TRY	3,688	6,740	(17,239)
TRY vs. EUR/ JPMorgan Chase Bank, NA	TRY	5.043	06/2018	2,712,865	TRY	2,713	5,654	(34,367)
USD vs. EUR/ Royal Bank of Scotland PLC	USD	1.250	10/2018	1,406,250	USD	1,406	7,784	(3,435)
ZAR vs. GBP/ UBS AG	ZAR	19.520	10/2018	9,272,000	ZAR	9,272	8,411	(4,620)
ZAR vs. USD/ Morgan Stanley Capital Services LLC	ZAR	12.636	07/2018	8,214,660	ZAR	8,214	7,489	(15,118)

							$214,588	$(253,386)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Put
CDX-NAHY Series 30, 5 Year Index RTP	Credit Suisse International	Sell	105.50%	Jul, 2018	$700	$4,067	$(4,775)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	2.97%	USD	18,960	$(1,546,934)	$(1,444,881)	$(102,053)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.30	USD	5,490	(419,801)	(399,538)	(20,263)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.30	USD	5	(382)	(399)	17
iTraxxx Xover Series 26, 5 Year Index, 12/20/21*	(5.00)	Quarterly	2.08	EUR	4,150	(531,644)	(542,365)	10,721

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	2.71%	EUR	1,940	$(240,451)	$(263,986)	$23,535
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.30	USD	3,690	(282,162)	(290,509)	8,347
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.30	USD	8,190	(626,262)	(399,085)	(227,177)
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)	Quarterly	2.71	EUR	6,950	(861,410)	(820,067)	(41,343)
Sale Contracts
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.55	USD	97,330	1,881,288	1,872,416	8,872
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.51	EUR	40,420	1,040,228	1,165,975	(125,747)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.30	USD	1,275	97,214	81,389	15,825
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.53	USD	4,951	357,643	299,816	57,827
iTraxxx Xover Series 29, 5 Year Index, 6/20/23*	5.00	Quarterly	3.07	EUR	950	107,824	119,122	(11,298)

						$(1,024,849)	$(622,112)	$(402,737)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD 18,085	1/17/20	3 Month LIBOR	2.170%	Quarterly/ Semi-Annual	$(41,954)
USD 18,085	1/17/20	3 Month LIBOR	2.204%	Quarterly/Semi-Annual	(29,973)
USD 7,310	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/Quarterly	91,614
USD 7,310	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/Quarterly	80,805

					$100,492

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
K Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/22*	(5.00)%	Quarterly	10.56%	USD	140	$18,831	$41,459	$(22,628)
Sale Contracts
Barclays Bank PLC
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.32	USD	141	(8,073)	(5,378)	(2,695)
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.32	USD	171	(9,792)	(6,523)	(3,269)
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.32	USD	189	(10,822)	(7,195)	(3,627)
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.32	USD	229	(13,112)	(8,717)	(4,395)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	10.96	USD	2,500	(483,264)	(454,529)	(28,735)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.15	USD	5,800	(648,923)	(594,177)	(54,746)
Deutsche Bank AG
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	10.96	USD	2,500	(483,264)	(464,219)	(19,045)
Goldman Sachs International
K Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/18*	5.00	Quarterly	7.99	USD	140	(805)	(20,831)	20,026
Morgan Stanley Capital Services LLC
Republic of South Africa, 5.500%, 3/09/20, 6/20/23*	1.00	Quarterly	1.75	USD	330	(10,695)	(9,086)	(1,609)

						$(1,649,919)	$(1,529,196)	$(120,723)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Clearing Broker/ (Exchange) & Referenced Obligation	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	11,590	7/15/22	2.163%	CPI	#	Maturity	$64,734

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
S&P 500 Total Return Index	21,354	LIBOR Plus 0.13%	Quarterly	USD	113,672	5/15/19	$246,615
GSABHVIP	31,922	LIBOR	Quarterly	USD	8,230	6/17/19	41,633
GSABSJHB	9,888,965	LIBOR Minus 0.20%	Quarterly	JPY	976,041	2/15/19	171,299
iBoxx $ Liquid High Yield Index	901,000	LIBOR	Quarterly	USD	901	6/20/18	1,281
iBoxx $ Liquid High Yield Index	633,000	LIBOR	Quarterly	USD	633	6/20/18	526
iBoxx $ Liquid High Yield Index	1,356,000	LIBOR	Quarterly	USD	1,356	6/20/18	(616)
Morgan Stanley Capital Services LLC iBoxx $ Liquid High Yield Index	570,000	LIBOR	Quarterly	USD	570	6/20/18	1,343
MSABRDS	142,488	LIBOR Minus 0.25%	Quarterly	USD	15,499	2/15/19	(113,957)
UBS AG
FTSE EPRA Nareit Developed Total Return Index USD	1,680	LIBOR Plus 0.50%	Quarterly	USD	8,019	3/15/19	(253,902)
Pay Total Return on Reference Obligation
Bank of America, NA iBoxx $ Liquid High Yield Index	236,000	LIBOR	Quarterly	USD	236	6/20/18	1,194
iBoxx $ Liquid High Yield Index	236,000	LIBOR	Quarterly	USD	236	6/20/18	1,159
iBoxx $ Liquid High Yield Index	236,000	LIBOR	Quarterly	USD	236	6/20/18	1,150
iBoxx $ Liquid High Yield Index	353,000	LIBOR	Quarterly	USD	353	6/20/18	825
iBoxx $ Liquid High Yield Index	236,000	LIBOR	Quarterly	USD	236	6/20/18	552
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	139,500,000	LIBOR Plus 0.0014%	Quarterly	USD	139,500	8/01/18	136,067
Citibank, NA iBoxx $ Liquid High Yield Index	236,000	LIBOR	Quarterly	USD	236	6/20/18	1,087
Goldman Sachs International
Russell 2000 Total Return Index	1,310	LIBOR	Quarterly	USD	10,357	5/15/19	209,157
GSABLJHB	9,888,965	LIBOR Plus 0.20%	Quarterly	JPY	953,593	2/15/19	(295,938)
GSABVISP	46,710	LIBOR Plus 0.45%	Quarterly	USD	10,266	6/17/19	(78,757)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
iBoxx $ Liquid High Yield Index	650,000	LIBOR	Quarterly	USD	650	6/20/18	$3,672
iBoxx $ Liquid High Yield Index	471,000	LIBOR	Quarterly	USD	471	6/20/18	923
iBoxx $ Liquid High Yield Index	1,356,000	LIBOR	Quarterly	USD	1,356	9/20/18	(1,429)
iBoxx $ Liquid High Yield Index	632,000	LIBOR	Quarterly	USD	632	9/20/18	(1,553)
iBoxx $ Liquid High Yield Index	902,000	LIBOR	Quarterly	USD	902	9/20/18	(2,638)
JPMorgan Chase Bank, NA
JPQABACP	165,967	0.00%	Maturity	USD	16,605	6/17/19	(181,916)
Morgan Stanley & Co. International PLC iBoxx $ Liquid High Yield Index	236,000	LIBOR	Quarterly	USD	236	6/20/18	374
Morgan Stanley Capital Services LLC iBoxx $ Liquid High Yield Index	570,000	LIBOR	Quarterly	USD	570	9/20/18	(1,853)
MSABRDL	141,966	LIBOR	Quarterly	USD	14,549	2/15/19	96,000

							$(17,702)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY, 1/14/20*	$11.12	Maturity	AUD	18	$(20)	$	– 0	–	$(20)
AUD/JPY, 3/03/20*	12.75	Maturity	AUD	9	(50)		– 0	–	(50)
AUD/JPY, 4/16/20*	12.25	Maturity	AUD	21	(87)		– 0	–	(87)
AUD/JPY, 5/07/20*	12.22	Maturity	AUD	13	(52)		– 0	–	(52)
Goldman Sachs Bank USA
AUD/JPY, 3/10/20*	12.90	Maturity	AUD	4	(24)		– 0	–	(24)
AUD/JPY, 3/11/20*	12.80	Maturity	AUD	5	(27)		– 0	–	(27)

					$(260)	$	– 0	–	$(260)

*	Termination date
**	Principal amount less than 500.
***	Notional amount less than 500.

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate market value of these securities amounted to $49,477,440 or 6.0% of net assets.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of May 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Aveta, Inc.
10.50%, 3/01/21	12/15/17	$0	$0	0.00%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18	4/26/17	83,593	61,152	0.01%
Creditcorp
12.00%, 7/15/18	4/26/17	79,650	80,605	0.01%
Dominican Republic International Bond
16.00%, 7/10/20	6/02/17	593,922	579,763	0.07%
Exide Technologies
7.00%, 4/30/25	12/01/17	134,826	143,611	0.02%
Exide Technologies
11.00%, 4/30/22	12/01/17	70,771	74,625	0.01%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.615%, 6/24/49	3/29/17	67,010	67,479	0.01%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	4/26/17	6,154	1,059	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	4/26/17	12,187	2,936	0.00%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	4/26/17	15	1	0.00%
Modular Space Corp.	4/26/17	76,076	95,095	0.01%
Texas Competitive/TCEH
11.50%, 10/01/20	4/26/17	0	0	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	4/26/17	1,486	657	0.00%
Vantage Drilling International
10.00%, 12/31/20	4/26/17	2,079	2,084	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	4/26/17	33,435	23,575	0.00%

(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC ,	4/26/17	$34,109	$20,762	0.00%
CHC Group LLC/CHC Finance Ltd. Series AI, 10/01/20	4/26/17	213,673	158,476	0.02%
Exide Technologies	4/26/17	2,165	5,388	0.00%
Exide Technologies/Old	3/30/17	1,094	2,724	0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	4/26/17	0	0	0.00%

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(j)	Affiliated investments.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2018.
(l)	Defaulted matured security.
(m)	Convertible security.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Defaulted.
(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2018.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at May 31, 2018.

(s)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	As of May 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,867,994 and gross unrealized depreciation of investments was $(43,126,372), resulting in net unrealized appreciation of $35,741,622.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BOBL	-	Bundesobligationen
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

REIT	-	Real Estate Investment Trust
RTP	-	Right To Pay
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

The following table represents the equity basket holdings underlying the total return swap with GSABHVIP as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Cheniere Energy Inc.	32,141	$2,141,233	2.1%
Broadcom Inc.	8,399	2,117,136	2.1%
NRG Energy Inc.	60,957	2,086,558	2.1%
Constellation Brands Inc.	9,329	2,081,113	2.1%
Facebook Inc.	10,811	2,073,334	2.1%
Adobe Systems Inc.	8,284	2,065,036	2.1%
Netflix Inc.	5,861	2,060,728	2.1%
Monsanto Co.	16,125	2,055,293	2.1%
Amazon.com Inc.	1,261	2,054,951	2.0%
NXP Semiconductors NV	17,953	2,046,642	2.0%
Alphabet Inc.	1,860	2,046,000	2.0%
PayPal Holdings Inc.	24,922	2,045,349	2.0%
Delta Air Lines Inc.	37,841	2,045,306	2.0%
Booking Holdings Inc.	969	2,043,543	2.0%
Stamps.com Inc.	8,142	2,042,014	2.0%
GoDaddy Inc.	28,504	2,040,601	2.0%
salesforce.com Inc.	15,775	2,040,181	2.0%
Liberty Media Corp-Liberty SiriusXM	44,083	2,036,194	2.0%
Alibaba Group Holding Ltd.	10,267	2,032,969	2.0%
Palo Alto Networks Inc.	9,760	2,030,958	2.0%
Microsoft Corp.	20,480	2,024,243	2.0%
Time Warner Inc.	21,496	2,024,063	2.0%
TransDigm Group Inc.	6,054	2,022,702	2.0%
Northrop Grumman Innovation Systems Inc.	15,101	2,019,306	2.0%
MGM Resorts International	63,946	2,011,102	2.0%
FleetCor Technologies Inc.	10,072	2,007,853	2.0%
Aetna Inc.	11,394	2,006,825	2.0%
Anadarko Petroleum Corp.	28,731	2,005,424	2.0%
Apple Inc.	10,727	2,004,554	2.0%
Visa Inc.	15,321	2,002,761	2.0%
UnitedHealth Group Inc.	8,272	1,997,771	2.0%
Nexstar Media Group Inc.	30,114	1,996,558	2.0%
Mastercard Inc.	10,470	1,990,556	2.0%
Dell Technologies Inc. - Class V	24,675	1,990,286	2.0%
Worldpay Inc.	25,018	1,988,180	2.0%
Comcast Corp.	63,385	1,976,344	2.0%
Berkshire Hathaway Inc.	10,311	1,974,866	2.0%
XPO Logistics Inc.	18,763	1,974,806	2.0%
Caesars Entertainment Corp.	162,311	1,972,079	2.0%
VICI Properties Inc.	101,546	1,966,946	2.0%
GCI Liberty Inc.	46,907	1,960,713	2.0%
Allergan PLC	12,956	1,953,765	2.0%
Wells Fargo & Co.	35,969	1,941,966	1.9%
Micron Technology Inc.	33,695	1,940,495	1.9%
DowDuPont Inc.	30,141	1,932,340	1.9%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Bank of America Corp.	66,385	$1,927,820	1.9%
Charter Communications Inc.	7,372	1,924,387	1.9%
JPMorgan Chase & Co.	17,962	1,922,114	1.9%
Citigroup Inc.	28,768	1,918,538	1.9%
Autodesk Inc.	14,504	1,872,466	1.9%

Total		$100,436,966	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABSJHB as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Bandai Namco Holdings Inc.	2,944,379	$13,632,474,974	1.3%
Nissan Chemical Industries Ltd.	2,412,001	12,349,443,133	1.2%
McDonald’s Holdings Co Japan Ltd.	2,180,550	11,949,412,252	1.2%
Hoshizaki Corp.	1,083,449	11,842,095,176	1.2%
Azbil Corp.	2,213,418	11,797,520,003	1.1%
Keihan Holdings Co. Ltd.	3,170,199	11,682,185,014	1.1%
Zenkoku Hosho Co. Ltd.	2,211,553	11,588,535,687	1.1%
Ezaki Glico Co. Ltd.	2,040,295	11,527,665,479	1.1%
KDDI Corp.	3,878,433	11,423,924,440	1.1%
Astellas Pharma Inc.	6,803,084	11,323,733,363	1.1%
Park24 Co. Ltd.	3,823,096	11,232,256,136	1.1%
Rinnai Corp.	1,073,716	11,166,642,874	1.1%
Oriental Land Co. Ltd./Japan	1,000,821	11,159,158,086	1.1%
Marubeni Corp.	13,145,186	11,152,375,718	1.1%
Kyushu Railway Co.	3,194,788	11,069,941,134	1.1%
NTT DOCOMO Inc.	3,798,449	10,704,029,082	1.0%
Yamaguchi Financial Group Inc.	8,125,505	10,668,788,255	1.0%
Nitori Holdings Co. Ltd.	569,270	10,653,878,721	1.0%
Otsuka Holdings Co. Ltd.	1,964,060	10,643,242,950	1.0%
MEIJI Holdings Co. Ltd.	1,140,091	10,568,639,157	1.0%
Tsuruha Holdings Inc.	652,085	10,557,249,951	1.0%
Asahi Intecc Co. Ltd.	2,697,167	10,545,922,411	1.0%
Fuji Media Holdings Inc.	5,736,765	10,504,017,475	1.0%
Makita Corp.	2,148,793	10,443,132,031	1.0%
Aozora Bank Ltd.	2,407,285	10,375,400,117	1.0%
SCSK Corp.	2,069,206	10,346,027,710	1.0%
Ryohin Keikaku Co. Ltd.	278,106	10,289,921,597	1.0%
West Japan Railway Co.	1,313,121	10,279,114,679	1.0%
Nippon Telegraph & Telephone Corp.	2,009,560	10,260,814,049	1.0%
Daito Trust Construction Co. Ltd.	572,448	10,172,397,065	1.0%
NH Foods Ltd.	2,263,515	10,129,227,965	1.0%
Sundrug Co. Ltd.	2,043,982	10,117,712,162	1.0%
Seria Co. Ltd.	1,918,634	10,092,017,270	1.0%
Nissan Motor Co. Ltd.	9,324,180	10,074,776,868	1.0%
Tobu Railway Co. Ltd.	2,975,658	10,042,845,129	1.0%
Japan Post Bank Co. Ltd.	7,250,656	9,868,142,322	1.0%
ANA Holdings Inc.	2,240,486	9,817,807,614	1.0%
Japan Airlines Co. Ltd.	2,301,142	9,706,217,163	0.9%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Canon Inc.	2,602,635	$9,666,185,506	0.9%
Nintendo Co. Ltd.	212,048	9,542,150,447	0.9%
Japan Post Insurance Co. Ltd.	3,876,310	9,392,299,467	0.9%
Teijin Ltd.	4,357,023	9,202,033,193	0.9%
Sumitomo Metal Mining Co. Ltd.	2,193,073	9,136,342,522	0.9%
Ono Pharmaceutical Co. Ltd.	3,307,609	8,928,891,691	0.9%
Shimamura Co. Ltd.	801,848	8,916,554,221	0.9%
Toray Industries Inc.	9,878,420	8,800,684,296	0.9%
Japan Tobacco Inc.	2,961,717	8,695,600,460	0.8%
Kansai Paint Co. Ltd.	3,643,974	8,512,323,998	0.8%
Mitsui Mining & Smelting Co. Ltd.	1,682,838	8,027,136,783	0.8%
Takeda Pharmaceutical Co. Ltd.	1,722,845	7,670,103,972	0.7%
Other	189,219,260	509,104,200,836	49.8%

Total		$1,027,353,192,604	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABRDS as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Veeva Systems, Inc.	4,962	$383,879	1.9%
Palo Alto Networks, Inc.	1,826	379,957	1.9%
Copart, Inc.	6,469	354,703	1.8%
Microchip Technology, Inc.	3,566	347,265	1.8%
Tyler Technologies, Inc.	1,432	331,764	1.7%
CDW Corp./DE	4,141	331,492	1.7%
Ubiquiti Networks, Inc.	3,959	326,955	1.6%
Paycom Software, Inc.	3,096	326,550	1.6%
Versum Materials, Inc.	8,001	319,799	1.6%
Texas Instruments, Inc.	2,841	317,991	1.6%
Apple, Inc.	1,700	317,720	1.6%
Jabil, Inc.	11,096	313,803	1.6%
Taro Pharmaceutical Industries Ltd.	2,630	312,920	1.6%
Littelfuse, Inc.	1,403	304,480	1.6%
Lear Corp.	1,538	304,438	1.6%
Take-Two Interactive Software, Inc.	2,709	303,655	1.5%
MKS Instruments, Inc.	2,681	300,857	1.5%
NVIDIA Corp.	1,186	299,073	1.5%
Logitech International SA	7,178	291,774	1.5%
Advanced Energy Industries, Inc.	4,432	290,415	1.5%
Pure Storage, Inc.	13,285	285,102	1.4%
Cisco Systems, Inc.	6,637	283,458	1.4%
Skyworks Solutions, Inc.	2,825	278,575	1.4%
Catalent, Inc.	6,933	272,172	1.4%
Harris Corp.	1,806	271,753	1.4%
Check Point Software Technologies Ltd.	2,773	269,953	1.4%
CDK Global, Inc.	4,180	268,993	1.4%
ViaSat, Inc.	4,225	264,519	1.3%
Broadcom, Inc.	1,011	254,948	1.3%
Adient PLC	4,613	245,593	1.2%
Perrigo Co. PLC	3,254	238,097	1.2%
Flex Ltd.	16,607	230,666	1.2%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Analog Devices, Inc.	1,514	$147,150	0.7%
Stamps.com, Inc.	570	142,966	0.7%
GrubHub, Inc.	1,328	142,385	0.7%
ServiceNow, Inc.	780	138,448	0.7%
Harley-Davidson, Inc.	3,213	131,970	0.7%
HubSpot, Inc.	1,077	130,563	0.7%
Dana, Inc.	5,658	126,170	0.6%
Adobe Systems, Inc.	504	125,607	0.6%
Match Group, Inc.	2,879	118,456	0.6%
SS&C Technologies Holdings, Inc.	2,290	116,588	0.6%
CoStar Group, Inc.	302	115,148	0.6%
salesforce.com, Inc.	887	114,684	0.6%
Science Applications International Corp.	1,269	112,207	0.6%
Jazz Pharmaceuticals PLC	663	112,022	0.6%
Align Technology, Inc.	335	111,120	0.6%
Neogen Corp.	1,458	110,371	0.6%
Intuitive Surgical, Inc.	230	105,879	0.5%
VeriSign, Inc.	793	103,426	0.5%
Other	128,787	801,241	40.1%

Total		$12,629,720	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABLJHB as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Sumitomo Dainippon Pharma Co. Ltd.	6,381,983	$14,442,427,171	1.4%
FamilyMart UNY Holdings Co. Ltd.	1,270,663	14,358,488,521	1.4%
Shiseido Co. Ltd.	1,576,787	13,601,367,465	1.3%
Start Today Co. Ltd.	3,539,756	13,397,975,813	1.3%
Eisai Co. Ltd.	1,629,963	12,839,215,770	1.2%
Kikkoman Corp.	2,472,179	12,707,001,437	1.2%
SBI Holdings, Inc./Japan	4,108,361	12,218,264,311	1.2%
Tokai Carbon Co. Ltd.	5,441,981	12,151,944,147	1.2%
Medipal Holdings Corp.	4,791,119	12,030,500,741	1.2%
Sompo Holdings, Inc.	2,510,096	11,877,776,562	1.1%
TIS, Inc.	2,306,591	11,809,747,425	1.1%
Nippon Express Co. Ltd.	1,433,541	11,740,700,249	1.1%
Kose Corp.	491,369	11,630,712,664	1.1%
Fast Retailing Co. Ltd.	243,447	11,619,733,057	1.1%
Seino Holdings Co. Ltd.	5,582,023	11,443,146,523	1.1%
Marui Group Co. Ltd.	5,128,590	11,339,313,127	1.1%
Kirin Holdings Co. Ltd.	3,662,584	11,335,697,848	1.1%
NGK Spark Plug Co. Ltd.	3,795,659	11,311,062,640	1.1%
Tokyo Gas Co. Ltd.	3,813,049	11,305,689,152	1.1%
Nichirei Corp.	3,727,590	11,000,118,179	1.1%
Alfresa Holdings Corp.	3,988,136	10,979,338,499	1.1%
Fukuoka Financial Group, Inc.	18,856,474	10,974,467,880	1.1%
M3, Inc.	2,397,797	10,921,963,900	1.0%
Taiyo Nippon Sanso Corp.	6,762,781	10,915,127,971	1.0%
Mitsui Fudosan Co. Ltd.	3,978,090	10,880,077,110	1.0%
Sumitomo Realty & Development Co. Ltd.	2,643,046	10,870,847,947	1.0%
Toyoda Gosei Co. Ltd.	3,788,836	10,870,170,355	1.0%
Kaneka Corp.	9,619,140	10,773,436,551	1.0%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Suzuken Co. Ltd../Aichi Japan	2,192,092	$10,697,410,444	1.0%
Mitsubishi Estate Co. Ltd.	5,408,737	10,687,664,729	1.0%
Showa Shell Sekiyu KK	7,318,431	10,597,088,081	1.0%
Casio Computer Co. Ltd.	6,352,146	10,576,322,507	1.0%
Sony Financial Holdings, Inc.	5,244,500	10,494,244,692	1.0%
TDK Corp.	1,067,956	10,444,610,961	1.0%
Hitachi Capital Corp.	3,693,105	10,418,249,905	1.0%
Trend Micro, Inc./Japan	1,684,958	10,413,041,231	1.0%
Kyowa Hakko Kirin Co. Ltd.	4,646,072	10,351,447,572	1.0%
Tokyu Fudosan Holdings Corp.	12,837,922	10,321,689,071	1.0%
TOTO Ltd.	1,807,070	10,300,297,216	1.0%
Asics Corp.	5,669,733	10,296,234,222	1.0%
Cosmo Energy Holdings Co. Ltd.	2,778,594	10,294,689,929	1.0%
Isetan Mitsukoshi Holdings Ltd.	7,608,295	10,225,549,090	1.0%
Concordia Financial Group Ltd.	16,680,732	10,225,288,863	1.0%
Iida Group Holdings Co. Ltd..	4,882,799	10,151,339,838	1.0%
T&D Holdings, Inc.	5,869,407	10,077,771,029	1.0%
Electric Power Development Co. Ltd.	3,482,870	10,068,976,563	1.0%
JTEKT Corp.	6,329,338	10,044,660,092	1.0%
Dai-ichi Life Holdings, Inc.	4,932,016	10,014,457,517	1.0%
Dai Nippon Printing Co. Ltd.	4,272,133	10,005,336,624	1.0%
Fuji Electric Co. Ltd.	12,837,964	9,975,097,733	1.0%
Other	254,946,743	485,295,617,895	46.3%

Total		$1,043,323,398,819	100.0%

The following table represents the equity basket holdings underlying the total return swap with GSABVISP as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Kellogg Co.	33,228	$2,139,551	2.2%
Expedia Group, Inc.	17,381	2,103,622	2.1%
Southern Co./The	46,806	2,101,589	2.1%
Duke Energy Corp.	27,100	2,091,036	2.1%
Sempra Energy	19,614	2,089,479	2.1%
Public Storage	9,824	2,081,116	2.1%
Simon Property Group, Inc.	12,972	2,078,374	2.1%
Intel Corp.	37,383	2,063,542	2.1%
NVIDIA Corp.	8,132	2,050,809	2.1%
Coca-Cola Co./The	47,416	2,038,888	2.1%
Ford Motor Co.	176,523	2,038,841	2.1%
Amgen, Inc.	11,344	2,037,609	2.0%
Dominion Energy, Inc.	31,601	2,028,468	2.0%
Lam Research Corp.	10,231	2,027,580	2.0%
Kraft Heinz Co./The	35,217	2,024,273	2.0%
Oracle Corp.	43,178	2,017,276	2.0%
AT&T, Inc.	62,402	2,016,833	2.0%
Pfizer, Inc.	56,117	2,016,284	2.0%
NIKE, Inc.	28,043	2,013,487	2.0%
United Parcel Service, Inc.	17,334	2,012,824	2.0%
WW Grainger, Inc.	6,502	2,009,053	2.0%
Boeing Co./The	5,694	2,005,199	2.0%
Exxon Mobil Corp.	24,600	1,998,504	2.0%
Verizon Communications, Inc.	41,894	1,997,087	2.0%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
United Technologies Corp.	15,976	$1,994,124	2.0%
Costco Wholesale Corp.	10,052	1,992,709	2.0%
Procter & Gamble Co./The	27,229	1,992,346	2.0%
Home Depot, Inc./The	10,671	1,990,675	2.0%
McDonald’s Corp.	12,424	1,987,964	2.0%
Union Pacific Corp.	13,908	1,985,506	2.0%
Starbucks Corp.	34,990	1,982,883	2.0%
Cisco Systems, Inc.	46,286	1,976,875	2.0%
Walmart, Inc.	23,912	1,973,696	2.0%
International Business Machines Corp.	13,881	1,961,524	2.0%
Kroger Co./The	80,354	1,955,013	2.0%
CVS Health Corp.	30,807	1,952,856	2.0%
Caterpillar, Inc.	12,844	1,951,132	2.0%
Kimberly-Clark Corp.	19,292	1,945,598	2.0%
Chevron Corp.	15,642	1,944,301	2.0%
ConocoPhillips	28,756	1,937,867	1.9%
Johnson & Johnson	16,098	1,925,643	1.9%
Target Corp.	26,337	1,919,704	1.9%
Walt Disney Co./The	19,244	1,914,201	1.9%
Anthem, Inc.	8,626	1,909,969	1.9%
General Electric Co.	133,601	1,881,102	1.9%
EOG Resources, Inc.	15,900	1,873,179	1.9%
Hess Corp.	30,931	1,868,851	1.9%
AbbVie, Inc.	18,871	1,867,097	1.9%
Schlumberger Ltd.	26,922	1,848,734	1.9%
Concho Resources, Inc.	13,030	1,789,149	1.8%

Total		99,404,022	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with JPQABACP as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Royal Dutch Shell PLC	202,044	$540,871,764	40.6%
BP PLC	376,719	217,103,160	16.3%
Glencore PLC	361,160	134,369,663	10.1%
JXTG Holdings, Inc.	118,663	83,408,463	6.3%
Yamato Kogyo Co. Ltd.	16,128	54,672,740	4.1%
Rio Tinto PLC	11,094	47,037,218	3.5%
Inpex Corp.	33,385	40,529,594	3.1%
Sumitomo Metal Mining Co. Ltd.	9,665	40,265,637	3.0%
Antofagasta PLC	37,022	39,039,959	2.9%
Johnson Matthey PLC	8,532	29,973,692	2.3%
Vedanta Resources	26,460	18,739,253	1.4%
Petrofac Ltd.	20,584	11,992,229	0.9%
Petrochina Co. Ltd.	1,514,263	9,827,567	0.7%
Boliden AB	25,463	7,915,312	0.6%
CNOOC Ltd.	379,306	5,006,837	0.4%
Industrias Penoles SAB De Cv	14,786	4,981,015	0.4%
Aker BP ASA	14,030	4,194,940	0.3%
Aluminum Corp. Of China Ltd.	990,188	4,089,476	0.3%
Chevron Corp.	30,727	3,819,347	0.3%
Exxon Mobil Corp.	38,510	3,128,592	0.2%
Tupras Turkiye Petrol Rafinerileri AS	25,412	2,696,196	0.2%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Eog Resources, Inc.	17,150	$2,020,426	0.2%
Petroleum Geo-Services ASA	51,079	2,010,971	0.2%
Canadian Natural Resources Ltd.	39,790	1,786,175	0.1%
Agnico Eagle Mines	27,391	1,593,894	0.1%
TOTAL SA	27,920	1,453,257	0.1%
Anadarko Petroleum Corp.	18,743	1,308,248	0.1%
Alcoa Corp.	27,140	1,304,612	0.1%
Devon Energy Corp.	24,995	1,039,048	0.1%
Mosaic Co./The	37,595	1,033,492	0.1%
Cosan SA Industria e Comercio	23,301	904,061	0.1%
LUKOIL PJSC	13,323	889,154	0.1%
Eni SpA	56,582	876,456	0.1%
First Quantum Minerals Ltd.	40,103	816,091	0.1%
Vale SA	55,154	750,095	0.1%
YPF SA	40,394	733,550	0.1%
C&J Energy Services, Inc.	26,720	719,300	0.1%
Repsol SA	41,180	671,436	0.1%
MMC Norilsk Nickel PJSC	37,321	661,703	0.1%
Continental Resources, Inc./Ok	9,738	655,780	0.1%
SM Energy Co.	24,825	650,402	0.0%
Monsanto Co.	4,208	536,319	0.0%
Northern Star Resources Ltd.	84,612	530,515	0.0%
Origin Energy Ltd.	53,443	513,058	0.0%
Concho Resources, Inc.	3,671	504,002	0.0%
Petroleo Brasileiro SA	20,527	389,605	0.0%
Detour Gold Corp.	33,556	343,952	0.0%
Gran Tierra Energy, Inc.	78,609	331,729	0.0%
Oz Minerals Ltd.	33,573	330,363	0.0%
Lundin Mining Corp.	40,046	325,574	0.0%
Other	200,052	1,651,249	0.0%

Total		$1,330,997,171	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABRDL as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Nutanix, Inc.	8,002	$427,707	2.3%
Cree, Inc.	7,700	358,960	1.9%
Zebra Technologies Corp.	2,329	357,454	1.9%
Keysight Technologies, Inc.	6,080	357,158	1.9%
Intel Corp.	6,089	336,135	1.8%
Agios Pharmaceuticals, Inc.	3,538	330,788	1.8%
Tableau Software, Inc.	3,340	330,189	1.8%
Citrix Systems, Inc.	3,060	323,250	1.7%
Dell Technologies, Inc. - Class V	3,990	321,838	1.7%
Silicon Laboratories, Inc.	3,010	317,820	1.7%
Advanced Micro Devices, Inc.	22,674	311,314	1.7%
ON Semiconductor Corp.	12,322	309,659	1.6%
Seagate Technology PLC	5,428	305,847	1.6%
Cadence Design Systems, Inc.	7,120	302,252	1.6%
Merck & Co, Inc.	5,022	298,987	1.6%
Ashland Global Holdings, Inc.	3,823	297,147	1.6%
Monsanto Co.	2,296	292,593	1.6%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Woodward, Inc.	3,850	$291,703	1.5%
Fiat Chrysler Automobiles NV	12,458	289,397	1.5%
BioMarin Pharmaceutical, Inc.	3,185	287,763	1.5%
Twitter, Inc.	8,225	285,415	1.5%
Teradata Corp.	7,142	284,761	1.5%
Eli Lilly & Co.	3,329	283,113	1.5%
CA, Inc.	7,899	282,324	1.5%
Autoliv, Inc.	1,905	281,856	1.5%
General Motors Co.	6,585	281,198	1.5%
Amdocs Ltd.	4,168	281,191	1.5%
Cypress Semiconductor Corp.	17,053	280,693	1.5%
Ciena Corp.	12,089	278,640	1.5%
Western Digital Corp.	3,299	275,540	1.5%
Synopsys, Inc.	3,128	275,469	1.5%
Dolby Laboratories, Inc.	4,385	275,348	1.5%
Juniper Networks, Inc.	10,320	274,919	1.5%
McKesson Corp.	1,887	267,839	1.4%
Marvell Technology Group Ltd.	12,276	264,422	1.4%
Navistar International Corp.	7,009	262,401	1.4%
Ford Motor Co.	22,557	260,532	1.4%
Hewlett Packard Enterprise Co.	17,047	259,801	1.4%
Visteon Corp.	2,076	259,363	1.4%
AGCO Corp.	4,035	256,649	1.4%
NewMarket Corp.	659	253,206	1.3%
Deere & Co.	1,683	251,617	1.3%
International Business Machines Corp.	1,777	251,071	1.3%
QUALCOMM, Inc.	4,309	250,431	1.3%
eBay, Inc.	6,434	242,702	1.3%
International Game Technology PLC	9,558	240,295	1.3%
National Instruments Corp.	5,664	235,754	1.3%
CNH Industrial NV	19,856	233,109	1.2%
Whirlpool Corp.	1,572	227,546	1.2%
Nuance Communications, Inc.	16,683	225,388	1.2%
Other	98,263	4,513,940	23.7%

Total		$18,844,494	100.0%

AB All Market Total Return Portfolio

May 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$79,210,024		$12,538,296		$	– 0	– (a)	$91,748,320
Consumer Discretionary	53,242,035		13,055,593			– 0	–	66,297,628
Financials	33,146,736		26,132,665			115,545		59,394,946
Health Care	51,392,149		5,073,575			– 0	–	56,465,724
Industrials	26,801,148		16,921,309			103,207		43,825,664
Consumer Staples	14,794,490		9,918,300			– 0	–	24,712,790
Energy	7,214,130		7,487,636			152,160	(a)	14,853,926
Telecommunication Services	4,540,937		9,324,728			– 0	–	13,865,665
Materials	5,514,202		6,169,818			65,880		11,749,900
Utilities	2,294,410		3,149,777			– 0	–	5,444,187
Real Estate	2,956,106		237,655			– 0	–	3,193,761
Investment Companies	200,634,818		– 0	–		– 0	–	200,634,818
Corporates - Non-Investment Grade	– 0	–	54,831,094			731,818	(a)	55,562,912
Inflation - Linked Securities	– 0	–	14,300,559			– 0	–	14,300,559
Governments - Treasuries	– 0	–	13,145,198			– 0	–	13,145,198
Corporates - Investment Grade	– 0	–	8,633,602			– 0	–	8,633,602
Emerging Markets - Sovereigns	– 0	–	8,217,736			– 0	–	8,217,736
Emerging Markets - Corporate Bonds	– 0	–	6,882,702			52,132		6,934,834
Collateralized Mortgage Obligations	– 0	–	6,529,523			89,217		6,618,740
Emerging Markets - Treasuries	– 0	–	5,800,099			– 0	–	5,800,099
Bank Loans	– 0	–	1,979,834			186,666		2,166,500
Commercial Mortgage-Backed Securities	– 0	–	– 0	–		820,628		820,628
Asset-Backed Securities	– 0	–	– 0	–		807,954		807,954
Collateralized Loan Obligations	– 0	–	– 0	–		740,379		740,379
Preferred Stocks	57,470		36,239			613,722		707,431
Local Governments - Regional Bonds	– 0	–	453,900			– 0	–	453,900
Local Governments - US Municipal Bonds	– 0	–	232,498			– 0	–	232,498
Quasi-Sovereigns	– 0	–	186,000			– 0	–	186,000
Options Purchased - Puts	– 0	–	30,603			– 0	–	30,603
Warrants	2,353		– 0	–		24,311	(a)	26,664
Options Purchased - Calls	– 0	–	5,316			– 0	–	5,316
Mortgage Pass-Throughs	– 0	–	205			– 0	–	205
Short-Term Investments:						– 0	–
Investment Companies	81,103,460		– 0	–		– 0	–	81,103,460
U.S. Treasury Bills	– 0	–	9,967,892			– 0	–	9,967,892
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	23,398,185		– 0	–		– 0	–	23,398,185

Total Investments in Securities	586,302,653		241,242,352			4,503,619		832,048,624
Other Financial Instruments(b):
Assets:
Futures	10,624,894		65,756			– 0	–	10,690,650
Forward Currency Exchange Contracts	– 0	–	7,831,398			– 0	–	7,831,398
Centrally Cleared Credit Default Swaps	– 0	–	3,484,197			– 0	–	3,484,197
Centrally Cleared Interest Rate Swaps	– 0	–	172,419			– 0	–	172,419
Credit Default Swaps	– 0	–	18,831			– 0	–	18,831
Inflation (CPI) Swaps	– 0	–	64,734			– 0	–	64,734
Total Return Swaps	– 0	–	914,857			– 0	–	914,857
Liabilities:
Futures	(1,809,834)		(26,787)			– 0	–	(1,836,621)
Forward Currency Exchange Contracts	– 0	–	(7,510,741)			– 0	–	(7,510,741)
Call Options Written	– 0	–	(1,075,071)			– 0	–	(1,075,071)
Put Options Written	– 0	–	(1,222,755)			– 0	–	(1,222,755)
Currency Options Written	– 0	–	(253,386)			– 0	–	(253,386)
Credit Default Swaptions Written	– 0	–	(4,775)			– 0	–	(4,775)
Centrally Cleared Credit Default Swaps	– 0	–	(4,509,046)			– 0	–	(4,509,046)
Centrally Cleared Interest Rate Swaps	– 0	–	(71,927)			– 0	–	(71,927)
Credit Default Swaps	– 0	–	(1,668,750)			– 0	–	(1,668,750)
Total Return Swaps	– 0	–	(932,559)			– 0	–	(932,559)
Variance Swaps	– 0	–	(260)			– 0	–	(260)

Total(c)	$595,117,713		$236,518,487			$4,503,619		$836,139,819

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were deminimis transfers under 1% of net assets between Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks(a)		Corporates - Non- Investment Grade(a)		Emerging Markets - Corporate Bonds
Balance as of 8/31/17	$138,560		$481,168		$11,427
Accrued discounts/(premiums)	– 0	–	27,971		1,366
Realized gain (loss)	– 0	–	(18,646)		390
Change in unrealized appreciation/depreciation	128,026		53,668		15,378
Purchases/Payups	80,985		399,012		8,826
Sales/Paydowns	(10,564)		(380,426)		(439)
Reclassification	10,564		– 0	–	– 0	–
Transfers in to Level 3	89,221		169,071		15,184
Transfers out of Level 3					– 0	–

Balance as of 5/31/18	$436,792		$731,818		$52,132

Net change in unrealized appreciation/depreciation from investments held as of 5/31/18	$127,373		$29,534		$15,378

	Collateralized Mortgage Obligations		Bank Loans		Commercial Mortgage- Backed Securities
Balance as of 8/31/17	$85,563		$65,755		$774,659
Accrued discounts/(premiums)	281		(1,812)		350
Realized gain (loss)	– 0	–	(76)		197
Change in unrealized appreciation/depreciation	3,373		8,743		(31,207)
Purchases/Payups	– 0	–	– 0	–	105,000
Sales/Paydowns	– 0	–	(9,798)		(28,371)
Reclassification	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	123,854		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 5/31/18	$89,217		$186,666		$820,628

Net change in unrealized appreciation/depreciation from investments held as of 5/31/18	$3,373		$8,743		$(31,207)

	Asset-Backed Securities		Collateralized Loan Obligations		Preferred Stocks
Balance as of 8/31/17	$539,068		$422,579		$87,700
Accrued discounts/(premiums)	488		(12)		– 0	–
Realized gain (loss)	(40)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(10,610)		3,960		35,578
Purchases/Payups	446,766		313,852		443,386
Sales/Paydowns	(167,718)		– 0	–	– 0	–
Reclassification	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	47,058
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 5/31/18	$807,954		$740,379		$613,722

Net change in unrealized appreciation/depreciation from investments held as of 5/31/18	(10,610)		$3,960		$35,578

	Warrants(a)		Total
Balance as of 8/31/17	$10,402		$2,616,881
Accrued discounts/(premiums)	– 0	–	28,632
Realized gain (loss)	(24)		(18,199)
Change in unrealized appreciation/depreciation	13,933		220,842
Purchases/Payups	– 0	–	1,797,827
Sales/Paydowns	– 0	–	(597,316)
Reclassification	– 0	–	10,564
Transfers in to Level 3	– 0	–	444,388	(b)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 5/31/18	24,311		$4,503,619

Net change in unrealized appreciation/depreciation from investments held as of 5/31/18	$23,055		$205,177

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2018 is as follows:

											Distributions
Affiliated Issuer	Market Value 8/31/17 (000)	Purchases at Cost (000)			Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr. /(Depr.) (000)		Market Value 5/31/18 (000)	Dividend Income (000)			Realized Gains (000)
AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio	$190,877	$	– 0	–	$50,722	$(4,818)		$(7,849)		$127,488	$	– 0	–	$	– 0	–
Government Money Market Portfolio	66,959		272,650		258,506	– 0	–	– 0	–	81,103		442			– 0	–
Government Money Market Portfolio*	14,459		171,638		162,699	– 0	–	– 0	–	23,398		146			– 0	–

Total	$272,295		$444,288		$471,927	$(4,818)		$(7,849)		$231,989		$588		$	– 0	–

*	Investments of cash collateral for securities lending transactions

AB Conservative Wealth Strategy

Portfolio of Investments

May 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 35.3%
Funds and Investment Trusts - 35.3%
AB All Market Real Return Portfolio-Class Z (a)	2,358,884	$21,442,256
AB Cap Fund, Inc.-AB All Market Alternative Return Portfolio-Class ADV (a)(b)	2,111,527	16,659,952
AB High Income Fund, Inc.-Class Z (a)	2,561,901	21,622,440
Energy Select Sector SPDR Fund	89,530	6,806,070
Vanguard FTSE Emerging Markets ETF	91,960	4,102,336
Vanguard Global ex-U.S. Real Estate ETF	32,274	1,949,027
Vanguard Real Estate ETF (c)	30,160	2,379,322

Total Investment Companies (cost $75,365,597)		74,961,403

COMMON STOCKS - 34.0%
Information Technology - 7.8%
Communications Equipment - 0.1%
BYD Electronic International Co., Ltd.	6,500	10,258
Cisco Systems, Inc.	3,718	158,796

		169,054

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.-Class A	7,089	616,247
Avnet, Inc.	2,278	86,837
Nippon Electric Glass Co., Ltd.	500	13,511

		716,595

Internet Software & Services - 1.8%
Alphabet, Inc.-Class A (b)	110	121,000
Alphabet, Inc.-Class C (b)	1,935	2,099,455
eBay, Inc. (b)	2,558	96,488
Facebook, Inc.-Class A (b)	6,224	1,193,639
Mixi, Inc.	800	25,004
Moneysupermarket.com Group PLC	53,660	225,920
Tencent Holdings Ltd.	800	40,842

		3,802,348

IT Services - 2.7%
Accenture PLC-Class A	183	28,500
Amadeus IT Group SA-Class A	3,620	287,445
Amdocs Ltd.	1,437	96,940
Booz Allen Hamilton Holding Corp.	6,986	314,999
Capgemini SE	2,035	268,379
Cognizant Technology Solutions Corp.-Class A	2,470	186,115
Fidelity National Information Services, Inc.	3,240	331,193
Gartner, Inc. (b)	8,020	1,064,575
Mastercard, Inc.-Class A	8,260	1,570,391
Otsuka Corp.	5,500	226,715
Paychex, Inc.	2,420	158,704
Total System Services, Inc.	4,820	410,616
Visa, Inc.-Class A	6,436	841,314

		5,785,886

Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc.	1,839	93,385
Intel Corp.	10,495	579,324

Company	Shares	U.S. $ Value
NXP Semiconductors NV (b)	860	$98,040
Skyworks Solutions, Inc.	352	34,711
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	4,270	165,249
Texas Instruments, Inc.	2,452	274,403

		1,245,112

Software - 1.6%
Adobe Systems, Inc. (b)	610	152,061
BlackBerry Ltd. (b)	1,121	13,271
Check Point Software Technologies Ltd. (b)	1,300	126,568
Constellation Software, Inc./Canada	72	56,708
Dell Technologies, Inc.-Class V (b)	1,016	81,951
Intuit, Inc.	652	131,443
Microsoft Corp.	15,058	1,488,333
NCSoft Corp.	50	16,334
Nice Ltd. (b)	3,505	369,865
Oracle Corp.	7,656	357,688
Oracle Corp./Japan	4,200	318,719
SAP SE	1,800	202,765
Trend Micro, Inc./Japan	700	39,575

		3,355,281

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	6,219	1,162,144
HP, Inc.	4,586	101,030
Samsung Electronics Co., Ltd.	5,770	270,945

		1,534,119

		16,608,395

Consumer Discretionary - 5.9%
Auto Components - 0.6%
Aptiv PLC	11,640	1,134,900
Faurecia SA	669	56,755

		1,191,655

Automobiles - 0.1%
Fiat Chrysler Automobiles NV (b)	2,526	57,252
General Motors Co.	2,300	98,210
Mazda Motor Corp.	2,900	36,375

		191,837

Diversified Consumer Services - 0.5%
Benesse Holdings, Inc.	1,000	36,242
Service Corp. International/US	20,464	750,824
Sotheby’s (b)	6,062	332,319

		1,119,385

Hotels, Restaurants & Leisure - 1.7%
Aristocrat Leisure Ltd.	18,820	425,458
Compass Group PLC	14,801	318,057
Flight Centre Travel Group Ltd.	950	44,179
Hilton Grand Vacations, Inc. (b)	3,910	155,462
McDonald’s Corp.	2,058	329,301
OPAP SA	4,269	45,931

Company	Shares	U.S. $ Value
Starbucks Corp.	36,796	$2,085,229
Wynn Resorts Ltd.	200	39,202
Yum! Brands, Inc.	1,268	103,126

		3,545,945

Household Durables - 0.2%
Auto Trader Group PLC (d)	34,500	161,557
Electrolux AB-Class B	1,728	42,655
LG Electronics, Inc.	236	20,231
Persimmon PLC	4,090	153,892

		378,335

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (b)	140	228,147
Booking Holdings, Inc. (b)	692	1,459,372

		1,687,519

Leisure Products - 0.1%
Amer Sports Oyj (b)	3,230	104,538
Sankyo Co., Ltd.	1,100	43,520
Sega Sammy Holdings, Inc.	2,700	47,576

		195,634

Media - 0.3%
Comcast Corp.-Class A	6,897	215,048
CTS Eventim AG & Co. KGaA	2,410	116,098
Daiichikosho Co., Ltd.	2,000	93,157
Eutelsat Communications SA	2,410	46,345
Liberty Global PLC-Class A (b)	2,505	71,418
Omnicom Group, Inc.	1,480	106,678
Sirius XM Holdings, Inc.	15,590	110,689

		759,433

Multiline Retail - 0.1%
Next PLC	3,160	243,399
Shinsegae, Inc.	70	28,377
Takashimaya Co., Ltd.	2,000	16,661

		288,437

Specialty Retail - 1.3%
AutoZone, Inc. (b)	559	362,970
Best Buy Co., Inc.	1,412	96,369
Home Depot, Inc. (The)	1,396	260,424
Ross Stores, Inc.	4,680	369,158
TJX Cos., Inc. (The)	4,066	367,241
Ulta Salon Cosmetics & Fragrance, Inc. (b)	4,926	1,216,279

		2,672,441

Textiles, Apparel & Luxury Goods - 0.2%
HUGO BOSS AG	1,174	105,343
Moncler SpA	3,120	143,113
NIKE, Inc.-Class B	4,057	291,293

		539,749

		12,570,370

Company	Shares	U.S. $ Value
Financials - 5.2%
Banks - 2.1%
Bank Leumi Le-Israel BM	3,850	$23,996
Bank of America Corp.	2,025	58,806
Citigroup, Inc.	7,419	494,773
Comerica, Inc.	650	61,288
DBS Group Holdings Ltd.	27,300	574,404
DNB ASA	8,635	154,766
Hana Financial Group, Inc.	463	17,844
Hang Seng Bank Ltd.	12,000	299,185
Industrial Bank of Korea	1,487	21,469
JPMorgan Chase & Co.	1,951	208,777
Jyske Bank A/S	11,530	627,802
KB Financial Group, Inc.	395	18,999
Mitsubishi UFJ Financial Group, Inc.	32,600	196,520
National Australia Bank Ltd. (c)	5,270	106,231
Oversea-Chinese Banking Corp., Ltd.	9,800	91,371
PNC Financial Services Group, Inc. (The)	765	109,709
Royal Bank of Canada	3,580	270,585
Toronto-Dominion Bank (The)	5,588	326,247
Wells Fargo & Co.	15,711	848,237

		4,511,009

Capital Markets - 1.9%
BlackRock, Inc.-Class A	628	335,497
Charles Schwab Corp. (The)	24,690	1,373,258
China Everbright Ltd.	10,000	21,880
China Huarong Asset Management Co., Ltd. (d)	11,000	3,687
CME Group, Inc.-Class A	1,667	271,554
Daiwa Securities Group, Inc.	6,000	34,691
IG Group Holdings PLC	14,210	163,180
Intercontinental Exchange, Inc.	2,870	203,454
Julius Baer Group Ltd. (b)	8,907	520,798
Kingston Financial Group Ltd. (c)	20,000	7,093
London Stock Exchange Group PLC	2,859	169,952
Morgan Stanley	2,159	108,252
Partners Group Holding AG	314	226,938
S&P Global, Inc.	587	115,932
Singapore Exchange Ltd.	83,000	447,981

		4,004,147

Consumer Finance - 0.1%
American Express Co.	1,229	120,810
Discover Financial Services	194	14,329

		135,139

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.-Class B (b)	115	22,026
Cielo SA	69,600	316,506
Kinnevik AB	1,561	54,390

		392,922

Insurance - 0.9%
Aflac, Inc.	630	28,388
Allianz SE (REG)	440	90,654
Arthur J Gallagher & Co.	3,790	251,201
Direct Line Insurance Group PLC	20,570	97,640

Company	Shares	U.S. $ Value
Everest Re Group Ltd.	790	$177,979
FNF Group	8,700	321,552
Japan Post Holdings Co., Ltd.	3,500	40,031
Marsh & McLennan Cos., Inc.	2,560	205,747
Ping An Insurance Group Co. of China Ltd.-Class H	2,500	24,355
Progressive Corp. (The)	1,859	115,425
Prudential Financial, Inc.	672	65,077
Swiss Re AG	3,690	317,306
Travelers Cos., Inc. (The)	384	49,352
Tryg A/S	7,120	163,896

		1,948,603

		10,991,820

Health Care - 5.0%
Biotechnology - 1.0%
AbbVie, Inc.	210	20,777
Amgen, Inc.	586	105,257
Biogen, Inc. (b)	1,634	480,330
Celgene Corp. (b)	10,369	815,833
CSL Ltd.	390	54,744
Gilead Sciences, Inc.	9,912	668,070
Grifols SA (c)	1,797	52,975

		2,197,986

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	25,625	1,576,706
Cochlear Ltd.	305	45,142
Fisher & Paykel Healthcare Corp., Ltd.	4,169	38,664
Hoya Corp.	800	47,378
Straumann Holding AG	79	52,107
West Pharmaceutical Services, Inc.	7,863	731,259

		2,491,256

Health Care Providers & Services - 1.2%
Anthem, Inc.	5,776	1,278,922
Centene Corp. (b)	682	79,903
CVS Health Corp.	3,080	195,241
Humana, Inc.	397	115,519
McKesson Corp.	72	10,220
UnitedHealth Group, Inc.	3,683	889,481

		2,569,286

Life Sciences Tools & Services - 0.3%
IQVIA Holdings, Inc. (b)	7,108	703,194

Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.	3,170	166,805
Eli Lilly & Co.	288	24,492
Ipsen SA	380	60,302
Johnson & Johnson	1,077	128,831
Merck & Co., Inc.	4,278	254,669
Novo Nordisk A/S-Class B	4,011	190,637
Pfizer, Inc.	11,103	398,931
Roche Holding AG	1,625	348,419
Sumitomo Dainippon Pharma Co., Ltd.	2,600	53,832

Company	Shares	U.S. $ Value
Zoetis, Inc.	12,779	$1,069,602

		2,696,520

		10,658,242

Industrials - 3.7%
Aerospace & Defense - 0.5%
Boeing Co. (The)	1,352	476,121
Harris Corp.	1,400	210,658
Raytheon Co.	1,977	414,181
Safran SA	552	65,840

		1,166,800

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	1,707	148,509

Airlines - 0.2%
ANA Holdings, Inc.	900	36,137
Delta Air Lines, Inc.	1,796	97,074
International Consolidated Airlines Group SA	6,400	58,163
Japan Airlines Co., Ltd.	1,000	38,670
Qantas Airways Ltd.	35,174	168,330

		398,374

Building Products - 0.4%
Allegion PLC	12,601	963,094

Commercial Services & Supplies - 0.3%
Republic Services, Inc.-Class A	1,460	98,448
Secom Co., Ltd.	7,100	527,922
Stericycle, Inc. (b)	2,130	135,255
Toppan Printing Co., Ltd.	4,000	32,522

		794,147

Industrial Conglomerates - 0.1%
CITIC Ltd.	16,000	23,701
Honeywell International, Inc.	870	128,682

		152,383

Machinery - 0.6%
Dover Corp.	7,420	572,898
Hyundai Heavy Industries Co., Ltd. (b)	180	19,003
Kone Oyj-Class B	9,470	468,515
Stanley Black & Decker, Inc.	1,156	160,962

		1,221,378

Marine - 0.0%
Mitsui OSK Lines Ltd.	1,100	28,968

Professional Services - 1.2%
Intertek Group PLC	3,520	255,292
RELX NV	31,021	676,383
Verisk Analytics, Inc.-Class A (b)	12,540	1,332,250
Wolters Kluwer NV	4,290	240,996

		2,504,921

Company	Shares	U.S. $ Value
Road & Rail - 0.1%
ALD SA (c)(d)	12,549	$211,020
Central Japan Railway Co.	200	41,256
DSV A/S	720	59,791

		312,067

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (b)	2,653	108,057

Transportation Infrastructure - 0.1%
Flughafen Zurich AG	720	151,132

		7,949,830

Consumer Staples - 2.1%
Beverages - 0.3%
Diageo PLC	10,158	373,238
PepsiCo, Inc.	3,219	322,705

		695,943

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	644	127,666
J Sainsbury PLC	20,587	87,060
Kroger Co. (The)	3,694	89,875
Wal-Mart de Mexico SAB de CV	2,862	7,208
Walmart, Inc.	2,490	205,525

		517,334

Food Products - 0.7%
Barry Callebaut AG (REG)	30	52,548
Danone SA	1,420	108,739
Hershey Co. (The)	8,993	809,730
Salmar ASA	5,560	242,414
Tyson Foods, Inc.-Class A	4,102	276,762

		1,490,193

Household Products - 0.2%
Kimberly-Clark Corp.	96	9,682
Procter & Gamble Co. (The)	4,930	360,728

		370,410

Personal Products - 0.3%
L’Oreal SA	2,315	557,542
Unilever PLC	2,310	127,359

		684,901

Tobacco - 0.3%
Altria Group, Inc.	2,139	119,228
British American Tobacco PLC	5,539	284,320
Philip Morris International, Inc.	2,791	221,996

		625,544

		4,384,325

Energy - 1.3%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	1,180	81,030
TechnipFMC PLC	2,365	73,670

		154,700

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.2%
BP PLC	13,375	$102,295
Caltex Australia Ltd.	1,618	35,883
ConocoPhillips	4,560	307,298
Exxon Mobil Corp.	1,802	146,395
LUKOIL PJSC (Sponsored ADR)	4,784	318,901
Marathon Petroleum Corp.	1,161	91,754
Neste Oyj	753	61,535
Phillips 66	845	98,434
Royal Dutch Shell PLC-Class A	2,815	97,602
Royal Dutch Shell PLC-Class B	22,382	799,403
Suncor Energy, Inc. (Toronto)	1,301	51,815
TOTAL SA	4,887	297,100
Valero Energy Corp.	848	102,778

		2,511,193

		2,665,893

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	4,480	144,794
HKT Trust & HKT Ltd.-Class SS	293,000	369,337
Nippon Telegraph & Telephone Corp.	7,500	350,376
Telenor ASA	7,110	146,458
Verizon Communications, Inc.	3,200	152,544

		1,163,509

Wireless Telecommunication Services - 0.7%
China Mobile Ltd.	25,500	228,286
KDDI Corp.	23,700	639,271
MTN Group Ltd.	51,787	465,798
T-Mobile US, Inc. (b)	1,630	90,791

		1,424,146

		2,587,655

Materials - 1.0%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	661	106,692
BASF SE	4,476	441,938
Covestro AG (d)	523	47,647
Croda International PLC	3,330	206,060
Ecolab, Inc.	4,264	608,089
LyondellBasell Industries NV-Class A	1,853	207,758
Umicore SA	970	54,718
Victrex PLC	2,635	98,800

		1,771,702

Containers & Packaging - 0.1%
Amcor Ltd./Australia	19,360	205,442

Metals & Mining - 0.1%
Anglo American PLC (c)	3,102	74,076
Freeport-McMoRan, Inc.	852	14,399
Jastrzebska Spolka Weglowa SA (b)	750	16,840

Company	Shares		U.S. $ Value
Lundin Mining Corp.		6,599	$41,377

			146,692

			2,123,836

Utilities - 0.5%
Electric Utilities - 0.2%
Enel Americas SA (Sponsored ADR)		13,150	127,292
Enel Chile SA (ADR)		19,304	103,084
NextEra Energy, Inc.		280	46,427
Power Assets Holdings Ltd.		3,000	20,865
Tokyo Electric Power Co. Holdings, Inc. (b)		10,000	47,383

			345,051

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. (b)		5,116	125,495

Multi-Utilities - 0.0%
Centrica PLC		35,008	67,790

Water Utilities - 0.2%
Guangdong Investment Ltd.		282,000	473,360

			1,011,696

Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lamar Advertising Co.-Class A		1,240	85,833
Weyerhaeuser Co.		3,048	113,782

			199,615

Real Estate Management & Development - 0.2%
Agile Group Holdings Ltd.		12,000	22,670
CBRE Group, Inc.-Class A (b)		7,634	352,614
Sunac China Holdings Ltd.		5,000	18,824

			394,108

			593,723

Total Common Stocks (cost $66,015,746)			72,145,785

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 11.4%
Australia - 0.1%
Australia Government Bond
Series 142
4.25%, 4/21/26 (d)	AUD	192	162,560

Belgium - 0.4%
Kingdom of Belgium Government Bond
Series 71
3.75%, 6/22/45 (d)	EUR	80	139,017
Series 72
2.60%, 6/22/24 (d)		262	351,479

	Principal Amount (000)		U.S. $ Value
Series 81
0.80%, 6/22/27 (d)	EUR	357	$423,940

			914,436

Canada - 0.7%
Canadian Government Bond
2.75%, 12/01/48	CAD	1,725	1,479,408

Chile - 0.2%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 3/01/26	CLP	210,000	332,262

France - 0.8%
French Republic Government Bond OAT
0.75%, 5/25/28 (d)	EUR	138	162,626
2.00%, 5/25/48 (d)		130	166,756
2.25%, 10/25/22 (d)		985	1,275,683
3.25%, 5/25/45 (d)		81	131,245

			1,736,310

Germany - 0.9%
Bundesrepublik Deutschland Bundesanleihe
2.50%, 7/04/44-8/15/46 (d)		1,167	1,860,456

Ireland - 0.3%
Ireland Government Bond
Zero Coupon, 10/18/22 (d)		195	228,106
1.00%, 5/15/26 (d)		339	407,297

			635,403

Italy - 0.6%
Italy Buoni Poliennali Del Tesoro
0.95%, 3/01/23		193	215,598
2.05%, 8/01/27		121	133,740
2.20%, 6/01/27		280	314,859
5.50%, 11/01/22		498	665,725

			1,329,922

Japan - 1.2%
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29	JPY	116,350	1,305,300
Series 143
1.60%, 3/20/33		52,350	574,760
Series 150
1.40%, 9/20/34		69,400	745,464

			2,625,524

Malaysia - 0.3%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	839	216,110
Series 414

	Principal Amount (000)		U.S. $ Value
3.654%, 10/31/19	MYR	1,557	$391,983
Series 511
3.58%, 9/28/18		456	114,660

			722,753

Netherlands - 0.1%
Netherlands Government Bond
0.50%, 7/15/26 (d)	EUR	86	102,486

Poland - 0.1%
Republic of Poland Government Bond
Series 725
3.25%, 7/25/25	PLN	496	136,528

Russia - 0.1%
Russian Federal Bond-OFZ
Series 6214
6.40%, 5/27/20	RUB	11,236	178,977

Singapore - 0.1%
Singapore Government Bond
2.75%, 3/01/46	SGD	330	236,765
3.375%, 9/01/33		73	57,736

			294,501

Spain - 0.4%
Spain Government Bond
1.95%, 4/30/26 (d)	EUR	477	588,296
2.35%, 7/30/33 (d)		276	337,219

			925,515

United Kingdom - 0.3%
United Kingdom Gilt 1.50%, 7/22/26-7/22/47 (d)	GBP	473	627,811

United States - 4.8%
U.S. Treasury Bonds
5.375%, 2/15/31		$741	939,796
U.S. Treasury Notes
1.25%, 3/31/21		254	244,939
1.875%, 7/31/22 (e)		2,591	2,514,177
2.00%, 10/31/22-11/15/26		3,797	3,605,787
2.125%, 5/15/25		445	426,852
2.25%, 2/15/27		2,465	2,355,231

			10,086,782

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (d)	UYU	1,317	37,765

Total Governments - Treasuries (cost $24,009,823)			24,189,399

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 5.8%
Financial Institutions - 2.8%
Banking - 1.9%
Banco Santander SA
3.25%, 4/04/26 (d)	EUR	100	$121,875
Bank of America Corp.
2.375%, 6/19/24 (d)		100	125,192
4.20%, 8/26/24		$111	112,129
Bank of Nova Scotia (The)
4.375%, 1/13/21		31	31,973
Barclays Bank PLC
Series E
6.625%, 3/30/22 (d)	EUR	83	114,848
Barclays PLC
3.684%, 1/10/23		$200	196,204
BB&T Corp.
2.625%, 6/29/20		56	55,631
Citigroup, Inc.
1.375%, 10/27/21 (d)	EUR	100	120,922
Commonwealth Bank of Australia
2.25%, 3/10/20 (d)		$55	54,265
Compass Bank
5.50%, 4/01/20		147	152,008
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	246,672
Fifth Third Bancorp
2.30%, 3/01/19		64	63,849
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (d)	EUR	98	120,249
3.307%, 10/31/25	CAD	145	109,750
JPMorgan Chase & Co.
1.375%, 9/16/21 (d)	EUR	100	120,894
Lloyds Banking Group PLC
4.375%, 3/22/28		$265	261,947
Mitsubishi UFJ Financial Group, Inc.
0.872%, 9/07/24 (d)	EUR	100	115,865
Morgan Stanley
3.00%, 2/07/24	CAD	145	110,014
Series G
1.375%, 10/27/26	EUR	111	125,777
1.75%, 3/11/24		100	120,249
MUFG Bank Ltd.
2.30%, 3/05/20 (d)		$230	226,709
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20		75	77,029
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (d)(f)	GBP	36	49,771
Royal Bank of Scotland Group PLC
3.875%, 9/12/23		$225	220,185
Santander Holdings USA, Inc.
4.40%, 7/13/27		118	113,911
Skandinaviska Enskilda Banken AB
2.45%, 5/27/20 (d)		200	197,424
UBS Group Funding Switzerland AG
1.50%, 11/30/24 (d)	EUR	200	236,595

	Principal Amount (000)		U.S. $ Value
UniCredit SpA
3.75%, 4/12/22 (d)		$200	$191,970
US Bancorp
Series E
0.85%, 6/07/24	EUR	103	119,636
Series J
5.30%, 4/15/27 (f)		$46	45,917
Wells Fargo & Co.
1.375%, 6/30/22 (d)	GBP	170	221,203

			4,180,663

Brokerage - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (d)		$107	107,829

Finance - 0.0%
Synchrony Financial
3.95%, 12/01/27		98	91,308

Insurance - 0.5%
Allianz SE
3.099%, 7/06/47 (d)	EUR	100	121,205
Aviva PLC
Series E
3.375%, 12/04/45 (d)		100	120,013
Berkshire Hathaway, Inc.
1.125%, 3/16/27		140	161,754
Chubb INA Holdings, Inc.
1.55%, 3/15/28		100	115,624
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (d)		$21	32,884
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (d)	EUR	100	140,023
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (d)		$41	64,905
New York Life Global Funding
1.95%, 2/11/20 (d)		85	83,717
Prudential Financial, Inc.
5.625%, 6/15/43		98	101,967
Swiss Re America Holding Corp.
7.00%, 2/15/26		77	90,174
UnitedHealth Group, Inc.
4.75%, 7/15/45		40	43,630

			1,075,896

REITS - 0.3%
American Tower Corp.
5.05%, 9/01/20		163	168,664
Digital Stout Holding LLC
4.25%, 1/17/25 (d)	GBP	150	218,593
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		$47	47,007

	Principal Amount (000)		U.S. $ Value
Welltower, Inc.
4.00%, 6/01/25		$171	$167,879

			602,143

			6,057,839

Industrial - 2.7%
Basic - 0.1%
Glencore Funding LLC
4.00%, 3/27/27 (d)		62	59,208
4.125%, 5/30/23 (d)		31	31,020
Yamana Gold, Inc.
4.95%, 7/15/24		58	58,401

			148,629

Capital Goods - 0.4%
Holcim Finance Luxembourg SA
Series E
2.25%, 5/26/28 (d)	EUR	145	173,757
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21		$115	114,293
Molex Electronic Technologies LLC
2.878%, 4/15/20 (d)		230	227,820
Parker-Hannifin Corp.
1.125%, 3/01/25	EUR	110	128,959
United Technologies Corp.
1.15%, 5/18/24		115	135,285

			780,114

Communications - Media - 0.4%
CBS Corp.
5.50%, 5/15/33		$40	42,264
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		81	81,153
4.908%, 7/23/25		78	79,591
Comcast Corp.
4.60%, 8/15/45		45	43,963
Cox Communications, Inc.
2.95%, 6/30/23 (d)		55	52,696
Myriad International Holdings BV
4.85%, 7/06/27 (d)		200	195,974
RELX Capital, Inc.
8.625%, 1/15/19		125	129,239
Time Warner Cable LLC
8.75%, 2/14/19		135	140,327
Time Warner, Inc.
3.55%, 6/01/24		115	112,396
WPP Finance 2010
4.75%, 11/21/21		47	48,613

			926,216

Communications - Telecommunications - 0.1%
Bell Canada, Inc.
3.35%, 6/18/19	CAD	38	29,625

	Principal Amount (000)		U.S. $ Value
4.70%, 9/11/23	CAD	52	$42,862
Rogers Communications, Inc.
4.00%, 6/06/22		66	52,939

			125,426

Consumer Cyclical-Automotive - 0.2%
Ford Motor Co.
4.346%, 12/08/26		$27	26,733
Ford Motor Credit Co. LLC
4.134%, 8/04/25		200	196,808
General Motors Co.
5.40%, 4/01/48 (c)		45	44,268
General Motors Financial Co., Inc.
3.70%, 5/09/23		25	24,701
5.25%, 3/01/26		26	27,180
Harley-Davidson Financial Services, Inc.
2.831% (LIBOR 3 Month + 0.50%), 5/21/20 (d)(g)		115	115,163

			434,853

Consumer Cyclical-Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21	EUR	242	294,543

Consumer Non-Cyclical - 0.3%
BAT Capital Corp.
3.222%, 8/15/24 (d)		$120	114,469
Celgene Corp.
2.75%, 2/15/23		85	81,544
3.25%, 2/20/23		70	68,611
CVS Health Corp.
4.30%, 3/25/28		90	89,555
Mylan, Inc.
2.55%, 3/28/19		13	13,015
Reynolds American, Inc.
4.45%, 6/12/25		72	73,066
6.875%, 5/01/20		97	103,514
Tyson Foods, Inc.
2.65%, 8/15/19		41	40,921
4.55%, 6/02/47		45	43,635

			628,330

Energy - 0.4%
Andeavor
4.75%, 12/15/23		110	114,979
Energy Transfer Partners LP
6.70%, 7/01/18		81	81,237
EnLink Midstream Partners LP
4.15%, 6/01/25		144	137,903
EOG Resources, Inc.
4.40%, 6/01/20		70	71,808
Hess Corp.
4.30%, 4/01/27 (c)		78	76,009
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		15	14,959

	Principal Amount (000)		U.S. $ Value
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (d)		$69	$71,538
Marathon Petroleum Corp.
4.75%, 9/15/44		45	44,610
Occidental Petroleum Corp.
4.20%, 3/15/48		45	45,018
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		103	98,573
Williams Partners LP
3.90%, 1/15/25		78	76,450
4.125%, 11/15/20		100	101,634
4.50%, 11/15/23		35	35,849

			970,567

Services - 0.1%
Equifax, Inc.
3.30%, 12/15/22		160	157,109

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20		42	43,542
Apple, Inc.
2.513%, 8/19/24	CAD	120	90,013
4.65%, 2/23/46		$40	43,730
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		31	30,183
3.875%, 1/15/27		33	31,546
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	135	157,989
Hewlett Packard Enterprise Co.
3.60%, 10/15/20		$44	44,384
KLA-Tencor Corp.
4.125%, 11/01/21		145	148,393
4.65%, 11/01/24		91	94,688
QUALCOMM, Inc.
3.00%, 5/20/22		160	157,485
Seagate HDD Cayman
4.75%, 1/01/25		72	69,163
Tencent Holdings Ltd.
3.375%, 5/02/19 (d)		200	201,047

			1,112,163

Transportation-Services - 0.1%
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.375%, 2/01/22 (d)		146	145,229

			5,723,179

Utility - 0.3%
Electric - 0.1%
Exelon Corp.
5.15%, 12/01/20		32	33,282
Exelon Generation Co. LLC
2.95%, 1/15/20		67	66,888
Iberdrola Finanzas SA
7.375%, 1/29/24	GBP	50	85,108

	Principal Amount (000)		U.S. $ Value
TECO Finance, Inc.
5.15%, 3/15/20		$56	$57,838

			243,116

Other Utility - 0.2%
Severn Trent Utilities Finance PLC
3.625%, 1/16/26 (d)	GBP	150	215,289
Yorkshire Water Services Odsal Finance Ltd.
6.588%, 2/21/23		80	129,511

			344,800

			587,916

Total Corporates - Investment Grade (cost $12,467,298)			12,368,934

MORTGAGE PASS - THROUGHS - 2.9%
Agency Fixed Rate 30-Year - 2.8%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35		$35	37,727
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33		29	31,311
Series 2004
5.50%, 4/01/34-5/01/34		28	30,189
Series 2005
5.50%, 2/01/35		21	22,603
Series 2018
3.50%, 6/01/48, TBA		1,218	1,215,465
4.00%, 6/01/48, TBA		1,112	1,137,439
4.50%, 6/01/48, TBA		3,216	3,358,492

			5,833,226

Other Agency Fixed Rate Programs - 0.1%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD	310	276,256

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2011
3.66%, 5/01/38 (g)		$45	46,437
Federal National Mortgage Association
Series 2003
3.649%, 12/01/33 (g)		27	28,466

			74,903

Total Mortgage Pass - Throughs (cost $6,150,359)			6,184,385

INFLATION-LINKED SECURITIES - 2.5%
Japan - 2.4%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	145,939	1,417,347

	Principal Amount (000)		U.S. $ Value
Series 22
0.10%, 3/10/27	JPY	377,806	$3,681,893

			5,099,240

New Zealand - 0.1%
New Zealand Government Bond
Series 925
2.00%, 9/20/25 (d)	NZD	195	142,472

Total Inflation-Linked Securities (cost $5,145,000)			5,241,712

COVERED BONDS - 1.1%
Banco de Sabadell SA
0.875%, 11/12/21 (d)	EUR	100	119,662
Bank of Scotland PLC
Series E
4.75%, 6/08/22 (d)		264	365,683
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (d)		166	203,399
Danske Bank A/S
Series E
1.25%, 6/11/21 (d)		100	121,531
DNB Boligkreditt AS
Series E
3.875%, 6/16/21 (d)		147	192,357
Nationwide Building Society
Series E
4.375%, 2/28/22		150	203,527
Nordea Hypotek AB
Series 5531
1.00%, 4/08/22	SEK	2,000	232,690
Santander UK PLC
Series E
1.625%, 11/26/20 (d)	EUR	156	190,232
Skandinaviska Enskilda Banken AB
Series 574
1.50%, 12/15/21 (d)	SEK	2,000	236,997
Stadshypotek AB
Series 1585
1.50%, 12/15/21 (d)		2,000	236,920
UBS AG/London
Series E
1.375%, 4/16/21 (d)	EUR	169	205,861

Total Covered Bonds (cost $2,159,569)			2,308,859

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Risk Share Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
4.16% (LIBOR 1 Month + 2.20%), 2/25/24 (g)		$192	197,440

	Principal Amount (000)	U.S. $ Value
Series 2015-DN1, Class M3
6.11% (LIBOR 1 Month + 4.15%), 1/25/25 (g)	$224	$241,251
Series 2015-DNA2, Class M2
4.56% (LIBOR 1 Month + 2.60%), 12/25/27 (g)	112	114,169
Series 2016-DNA2, Class M2
4.16% (LIBOR 1 Month + 2.20%), 10/25/28 (g)	186	188,495
Series 2017-DNA2, Class M1
3.16% (LIBOR 1 Month + 1.20%), 10/25/29 (g)	234	236,294
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
3.96% (LIBOR 1 Month + 2.00%), 10/25/23 (g)	7	6,716
Series 2014-C01, Class M1
3.56% (LIBOR 1 Month + 1.60%), 1/25/24 (g)	37	36,756
Series 2014-C04, Class 2M2
6.96% (LIBOR 1 Month + 5.00%), 11/25/24 (g)	127	143,360
Series 2016-C01, Class 1M1
3.91% (LIBOR 1 Month + 1.95%), 8/25/28 (g)	53	53,111
Series 2016-C01, Class 2M1
4.06% (LIBOR 1 Month + 2.10%), 8/25/28 (g)	9	9,417
Series 2016-C02, Class 1M1
4.11% (LIBOR 1 Month + 2.15%), 9/25/28 (g)	65	65,100
Series 2016-C03, Class 1M1
3.96% (LIBOR 1 Month + 2.00%), 10/25/28 (g)	44	44,113
Series 2016-C03, Class 2M1
4.16% (LIBOR 1 Month + 2.20%), 10/25/28 (g)	43	43,469
Series 2016-C04, Class 1M1
3.41% (LIBOR 1 Month + 1.45%), 1/25/29 (g)	60	60,244
Series 2016-C05, Class 2M1
3.31% (LIBOR 1 Month + 1.35%), 1/25/29 (g)	40	40,235
Series 2016-C06, Class 1M1
3.26% (LIBOR 1 Month + 1.30%), 4/25/29 (g)	230	232,296
Series 2016-C07, Class 2M1
3.26% (LIBOR 1 Month + 1.30%), 5/25/29 (g)	41	41,593
Series 2017-C02, Class 2M1
3.11% (LIBOR 1 Month + 1.15%), 9/25/29 (g)	89	89,245

		1,843,304

	Principal Amount (000)	U.S. $ Value
Non-Agency Fixed Rate - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.856%, 5/25/35	$34	$34,041

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.437%, 5/28/35 (h)	33	30,327

Total Collateralized Mortgage Obligations (cost $1,896,588)		1,907,672

AGENCIES - 0.9%
Agency Debentures - 0.8%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	1,826	1,727,049

Agency Subordinated - 0.1%
Federal National Mortgage Association Zero Coupon, 10/09/19	180	174,168

Total Agencies (cost $1,927,416)		1,901,217

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Non-Agency Floating Rate CMBS - 0.3%
Ashford Hospitality Trust, Inc.
Series 2018-ASHF, Class A
2.819% (LIBOR 1 Month + 0.90%), 4/15/35 (d)(g)	190	190,707
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
2.781% (LIBOR 1 Month + 0.82%), 6/15/35 (d)(g)(h)	100	100,000
BX Trust
Series 2018-GW, Class A
2.70% (LIBOR 1 Month + 0.80%), 5/15/35 (d)(g)	127	127,055
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.615%, 6/24/49 (g)(h)(i)	22	22,346
RETL
Series 2018-RVP, Class A
3.019% (LIBOR 1 Month + 1.10%), 3/15/33 (d)(g)	108	108,821
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.139% (LIBOR 1 Month + 1.22%), 11/15/27 (d)(g)	132	131,800

		680,729

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate CMBS - 0.2%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (d)		$213	$214,414
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		45	45,131
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (d)		77	74,342
Series 2013-G1, Class A2
3.557%, 4/10/31 (d)		134	131,195
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (d)		10	9,866

			474,948

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		386	391,161

Total Commercial Mortgage-Backed Securities (cost $1,552,058)			1,546,838

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Canada - 0.6%
Canada Housing Trust No. 1
1.25%, 6/15/21 (d)	CAD	1,440	1,079,556
2.35%, 6/15/27 (d)		200	151,010

Total Governments - Sovereign Agencies (cost $1,249,484)			1,230,566

COLLATERALIZED LOAN OBLIGATIONS - 0.3%
CLO - Floating Rate - 0.3%
Halcyon Loan Advisors Funding Ltd.
Series 2018-1A, Class A2
1.00% (LIBOR 3 Month + 1.80%), 7/21/31 (d)(g)(h)		$250	250,000
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.535% (LIBOR 3 Month + 1.18%), 12/18/30 (d)(g)(h)		250	250,156
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.154% (LIBOR 3 Month + 1.19%), 10/20/30 (d)(g)(h)		250	250,466

Total Collateralized Loan Obligations (cost $750,000)			750,622

	Principal Amount (000)		U.S. $ Value
ASSET - BACKED SECURITIES - 0.3%
Other ABS-Fixed Rate - 0.2%
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (d)(h)		$104	$104,056
Series 2014-2A, Class C
3.869%, 10/15/49 (d)(h)		85	86,314
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (d)(h)		84	83,745
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (d)(h)		115	114,310

			388,425

Autos - Fixed Rate - 0.1%
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (d)		27	26,456
Hertz Vehicle Financing II LP
Series 2016-1A, Class A
2.32%, 3/25/20 (d)		166	165,231
Series 2017-1A, Class A
2.96%, 10/25/21 (d)		140	138,747

			330,434

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
3.085% (LIBOR 1 Month + 1.13%),
12/25/32 (g)(h)		14	14,211

Total Asset - Backed Securities (cost $731,326)			733,070

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.3%
Canada - 0.3%
Province of Ontario Canada
2.60%, 6/02/27	CAD	605	455,864
Province of Quebec Canada
2.75%, 9/01/27		141	107,975

Total Local Governments - Provincial Bonds (cost $594,775)			563,839

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (d)		$200	199,671
5.25%, 1/20/20 (d)		100	103,000

			302,671

	Principal Amount (000)		U.S. $ Value
Saudi Arabia - 0.1%
Saudi Government International Bond
2.875%, 3/04/23 (d)		$200	$192,324

Total Governments - Sovereign Bonds (cost $500,782)			494,995

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
China - 0.1%
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (d)
(cost $199,787)		200	196,500

MUNICIPAL OBLIGATION - 0.1%
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California
Series 2010
7.625%, 3/01/40 (cost $238,670)		165	244,487

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Aug 2018; Contracts: 12,425,000;
Exercise Price: MXN 17.50;
Counterparty: Deutsche Bank AG (b)	MXN	12,425,000	511
SEK/EUR
Expiration: Jun 2018; Contracts: 4,892,650;
Exercise Price: SEK 9.99;
Counterparty: BNP Paribas SA (b)	SEK	4,892,650	135

Total Options Purchased - Calls (premiums paid $17,078)			646

	Shares
SHORT-TERM INVESTMENTS - 4.3%
Investment Companies - 4.3%
AB Fixed Income Shares, Inc.-Government
Money Market Portfolio-Class AB, 1.57% (a)(j)(k) (cost $9,147,544)		9,147,544	9,147,544

Total Investments Before Security Lending Collateral - 101.7% (cost $210,118,900)			216,118,473

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB,
1.57% (a)(j)(k) (cost $2,927,297)	2,927,297	$2,927,297

Total Investments - 103.1% (cost $213,046,197) (l)		219,045,770
Other assets less liabilities - (3.1)%		(6,680,990)

Net Assets - 100.0%		$212,364,780

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at May 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	6	June 2018	AUD	600		$578,171	$585,362	$7,191
10 Yr Japan Bond (OSE) Futures	18	June 2018	JPY	1,800,000		24,935,531	24,980,098	44,567
Euro Buxl 30 Yr Bond Futures	14	June 2018	EUR	1,400		2,630,379	2,794,779	164,400
Euro STOXX 50 Index Futures	13	June 2018	EUR	– 0	–**	535,995	517,784	(18,211)
Euro-Schatz Futures	12	June 2018	EUR	1,200		1,568,341	1,573,799	5,458
Long Gilt Futures	32	September 2018	GBP	3,200		4,483,040	4,595,406	112,366
Mini MSCI Emerging Markets Futures	19	June 2018	USD	1		1,121,140	1,065,615	(55,525)
MSCI EAFE Futures	1	June 2018	USD	– 0	–**	98,888	99,350	462
Russell 2000 Mini Futures	27	June 2018	USD	1		2,129,613	2,206,170	76,557
S&P Mid 400 E-Mini Futures	11	June 2018	USD	1		2,118,242	2,141,700	23,458
TOPIX Index Futures	1	June 2018	JPY	10		165,608	160,362	(5,246)
U.S. T-Note 2 Yr (CBT) Futures	3	September 2018	USD	600		635,160	636,703	1,543
U.S. T-Note 5 Yr (CBT) Futures	43	September 2018	USD	4,300		4,866,048	4,897,297	31,249
U.S. T-Note 10 Yr (CBT) Futures	67	September 2018	USD	6,700		8,081,515	8,069,313	(12,202)
U.S. Ultra Bond (CBT) Futures	53	September 2018	USD	5,300		8,131,383	8,453,500	322,117
Sold Contracts
10 Yr Canadian Bond Futures	8	September 2018	CAD	800		204,763	209,687	(4,924)
10 Yr Mini Japan Government Bond Futures	27	June 2018	JPY	270,000		3,743,034	3,746,270	(3,236)
Euro-BOBL Futures	9	June 2018	EUR	900		1,376,418	1,394,408	(17,990)
Euro-Bund Futures	24	June 2018	EUR	2,400		4,421,674	4,549,197	(127,523)
S&P 500 E-Mini Futures	217	June 2018	USD	11		29,417,243	29,354,675	62,568
U.S. Ultra Bond (CBT) Futures	10	September 2018	USD	1,000		1,271,471	1,283,438	(11,967)

								$595,112

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	1,389	USD	387	6/04/18	$13,582
Bank of America, NA	BRL	923	USD	247	6/04/18	(859)
Bank of America, NA	USD	258	BRL	923	6/04/18	(9,829)
Bank of America, NA	USD	372	BRL	1,389	6/04/18	1,292
Bank of America, NA	TWD	18,054	USD	611	6/07/18	8,880
Bank of America, NA	SGD	104	USD	77	6/14/18	(554)
Bank of America, NA	GBP	657	USD	910	6/19/18	36,120
Bank of America, NA	USD	2,415	INR	158,916	6/19/18	(63,033)
Bank of America, NA	USD	1,495	RUB	85,960	6/19/18	(118,535)
Bank of America, NA	RUB	16,965	USD	273	6/26/18	1,343
Bank of America, NA	RUB	8,015	USD	127	6/26/18	(939)
Bank of America, NA	USD	987	RUB	61,058	6/26/18	(10,140)
Bank of America, NA	USD	205	ILS	736	7/12/18	1,912
Bank of America, NA	USD	540	ZAR	6,715	7/17/18	(15,015)
Barclays Bank PLC	BRL	1,482	USD	398	6/04/18	112
Barclays Bank PLC	USD	397	BRL	1,482	6/04/18	1,379
Barclays Bank PLC	TWD	13,494	USD	462	6/07/18	12,092
Barclays Bank PLC	USD	922	TWD	26,998	6/07/18	(20,659)
Barclays Bank PLC	CAD	1,883	USD	1,465	6/19/18	11,934
Barclays Bank PLC	USD	807	AUD	1,028	6/19/18	(29,434)
Barclays Bank PLC	USD	671	SEK	5,338	6/19/18	(65,332)
Barclays Bank PLC	CLP	214,079	USD	359	6/21/18	19,078
Barclays Bank PLC	USD	129	TRY	615	6/21/18	5,680
Barclays Bank PLC	CNY	827	USD	130	6/28/18	947
Barclays Bank PLC	USD	397	BRL	1,482	7/03/18	53
Barclays Bank PLC	MYR	2,597	USD	662	7/12/18	12,688
Barclays Bank PLC	MYR	2,822	USD	691	7/12/18	(14,872)
Barclays Bank PLC	USD	1,184	MYR	4,676	7/12/18	(14,062)
Barclays Bank PLC	USD	125	MYR	513	7/12/18	3,216
Barclays Bank PLC	CHF	502	USD	525	7/17/18	14,098
Barclays Bank PLC	CNY	1,473	USD	229	7/17/18	376
Barclays Bank PLC	PLN	1,087	USD	310	7/17/18	15,626
Barclays Bank PLC	KRW	782,712	USD	727	7/26/18	1,373
Barclays Bank PLC	INR	13,233	USD	192	8/09/18	(2,511)
Barclays Bank PLC	USD	128	INR	8,685	8/09/18	(795)
BNP Paribas SA	BRL	954	USD	255	6/04/18	(888)
BNP Paribas SA	USD	258	BRL	954	6/04/18	(2,315)
BNP Paribas SA	TWD	11,564	USD	390	6/07/18	3,849
BNP Paribas SA	USD	246	AUD	326	6/07/18	619
BNP Paribas SA	USD	217	NZD	294	6/07/18	(10,925)
BNP Paribas SA	CAD	331	USD	255	6/12/18	(227)
BNP Paribas SA	USD	877	CAD	1,138	6/12/18	1,242
BNP Paribas SA	GBP	1,840	USD	2,617	6/13/18	170,296
BNP Paribas SA	AUD	1,028	USD	800	6/19/18	22,629
BNP Paribas SA	USD	339	TRY	1,587	6/21/18	9,024
BNP Paribas SA	INR	30,759	USD	450	8/09/18	(2,468)
BNP Paribas SA	USD	254	INR	17,375	8/09/18	1,843
Citibank, NA	TWD	27,717	USD	955	6/07/18	30,146
Citibank, NA	USD	70	TWD	2,029	6/07/18	(2,207)
Citibank, NA	SGD	78	USD	58	6/14/18	(448)
Citibank, NA	USD	925	GBP	657	6/19/18	(51,069)
Citibank, NA	USD	142	TRY	656	6/21/18	2,009
Citibank, NA	JPY	438,212	USD	4,033	6/28/18	(2,210)
Citibank, NA	USD	521	CNY	3,288	7/17/18	(10,146)
Citibank, NA	EUR	10,748	USD	12,575	7/18/18	(32,259)
Citibank, NA	KRW	164,605	USD	153	7/26/18	369
Citibank, NA	USD	2,050	KRW	2,179,856	7/26/18	(29,040)
Citibank, NA	UYU	624	USD	21	8/07/18	889
Citibank, NA	USD	1,422	INR	96,623	8/09/18	(1,356)
Credit Suisse International	BRL	1,010	USD	270	6/04/18	(940)
Credit Suisse International	USD	288	BRL	1,010	6/04/18	(16,359)
Credit Suisse International	EUR	2,087	USD	2,590	6/19/18	147,724
Deutsche Bank AG	ILS	1,378	EUR	331	6/13/18	293
Deutsche Bank AG	TRY	1,205	USD	256	6/21/18	(7,933)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	66	TRY	309	6/21/18	$2,017
Deutsche Bank AG	ILS	3,876	USD	1,106	7/12/18	15,931
Deutsche Bank AG	USD	353	ILS	1,259	7/17/18	1,189
Deutsche Bank AG	USD	573	JPY	60,624	7/17/18	(13,883)
Goldman Sachs Bank USA	BRL	462	USD	124	6/04/18	(430)
Goldman Sachs Bank USA	USD	130	BRL	462	6/04/18	(6,068)
Goldman Sachs Bank USA	AUD	1,192	USD	919	6/07/18	17,631
Goldman Sachs Bank USA	USD	931	AUD	1,182	6/07/18	(37,419)
Goldman Sachs Bank USA	CAD	6,071	USD	4,818	6/12/18	135,302
Goldman Sachs Bank USA	USD	550	CHF	544	6/28/18	3,219
Goldman Sachs Bank USA	ILS	1,866	USD	520	7/12/18	(5,264)
Goldman Sachs Bank USA	USD	682	MYR	2,729	7/12/18	1,148
Goldman Sachs Bank USA	EUR	550	USD	638	7/18/18	(6,808)
Goldman Sachs Bank USA	KRW	219,090	USD	204	7/26/18	438
HSBC Bank USA	CAD	1,680	USD	1,315	6/12/18	18,651
HSBC Bank USA	EUR	886	USD	1,037	7/18/18	(2,068)
HSBC Bank USA	USD	536	NOK	4,339	7/26/18	(5,086)
JPMorgan Chase Bank, NA	AUD	1,970	USD	1,524	6/07/18	34,461
JPMorgan Chase Bank, NA	USD	287	AUD	371	6/07/18	(7,181)
JPMorgan Chase Bank, NA	ARS	2,722	USD	121	6/18/18	13,503
JPMorgan Chase Bank, NA	SEK	5,338	USD	663	6/19/18	56,847
JPMorgan Chase Bank, NA	USD	124	ILS	446	7/12/18	1,073
JPMorgan Chase Bank, NA	USD	393	AUD	522	7/17/18	1,745
JPMorgan Chase Bank, NA	USD	131	CNY	825	7/17/18	(2,830)
JPMorgan Chase Bank, NA	USD	913	ILS	3,242	7/17/18	(351)
Morgan Stanley Capital Services, Inc.	EUR	514	USD	634	6/19/18	31,860
Morgan Stanley Capital Services, Inc.	CNY	4,152	USD	655	7/17/18	9,418
Morgan Stanley Capital Services, Inc.	EUR	428	CHF	512	7/17/18	19,415
Morgan Stanley Capital Services, Inc.	USD	645	CNY	4,074	7/17/18	(12,209)
Royal Bank of Scotland PLC	JPY	399,557	USD	3,674	6/15/18	(1,620)
Royal Bank of Scotland PLC	ARS	2,672	USD	122	6/18/18	16,788
Royal Bank of Scotland PLC	USD	254	ARS	5,394	6/18/18	(40,979)
Royal Bank of Scotland PLC	CAD	963	USD	764	6/19/18	21,124
Royal Bank of Scotland PLC	USD	772	CAD	963	6/19/18	(28,640)
Standard Chartered Bank	BRL	478	USD	127	6/04/18	(1,227)
Standard Chartered Bank	USD	128	BRL	478	6/04/18	445
Standard Chartered Bank	TWD	7,727	USD	261	6/07/18	2,646
Standard Chartered Bank	USD	262	TWD	7,733	6/07/18	(4,284)
Standard Chartered Bank	KRW	130,046	USD	121	7/26/18	194
Standard Chartered Bank	KRW	129,333	USD	119	7/26/18	(420)
Standard Chartered Bank	INR	17,441	USD	253	8/09/18	(3,737)
State Street Bank & Trust Co.	AUD	589	CAD	587	6/07/18	7,441
State Street Bank & Trust Co.	AUD	172	USD	129	6/07/18	(1,194)
State Street Bank & Trust Co.	AUD	587	USD	450	6/07/18	7,153
State Street Bank & Trust Co.	NZD	1,253	USD	902	6/07/18	24,737
State Street Bank & Trust Co.	USD	908	AUD	1,164	6/07/18	(27,485)
State Street Bank & Trust Co.	CAD	413	JPY	35,207	6/12/18	5,186
State Street Bank & Trust Co.	CAD	502	USD	390	6/12/18	2,304
State Street Bank & Trust Co.	CAD	664	USD	511	6/12/18	(999)
State Street Bank & Trust Co.	USD	1,453	CAD	1,846	6/12/18	(29,394)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	385	GBP	336	6/13/18	$(3,477)
State Street Bank & Trust Co.	USD	860	GBP	605	6/13/18	(54,852)
State Street Bank & Trust Co.	GBP	96	MXN	2,584	6/14/18	1,346
State Street Bank & Trust Co.	GBP	243	SEK	2,828	6/14/18	(2,465)
State Street Bank & Trust Co.	MXN	12,927	USD	646	6/14/18	(1,301)
State Street Bank & Trust Co.	MXN	5,031	USD	253	6/14/18	867
State Street Bank & Trust Co.	USD	1,603	MXN	30,958	6/14/18	(53,109)
State Street Bank & Trust Co.	SEK	3,953	USD	455	6/15/18	6,693
State Street Bank & Trust Co.	USD	263	SEK	2,357	6/15/18	4,249
State Street Bank & Trust Co.	JPY	25,640	USD	234	6/19/18	(1,584)
State Street Bank & Trust Co.	USD	1,106	EUR	883	6/19/18	(72,592)
State Street Bank & Trust Co.	USD	491	JPY	51,564	6/19/18	(16,085)
State Street Bank & Trust Co.	TRY	3,016	USD	673	6/21/18	11,744
State Street Bank & Trust Co.	TRY	316	USD	66	6/21/18	(3,368)
State Street Bank & Trust Co.	USD	375	TRY	1,681	6/21/18	(7,121)
State Street Bank & Trust Co.	CHF	130	USD	130	6/28/18	(1,796)
State Street Bank & Trust Co.	CHF	657	USD	688	6/28/18	20,000
State Street Bank & Trust Co.	EUR	232	USD	275	6/28/18	2,936
State Street Bank & Trust Co.	JPY	30,299	EUR	231	6/28/18	(8,271)
State Street Bank & Trust Co.	JPY	28,390	USD	261	6/28/18	(743)
State Street Bank & Trust Co.	USD	296	CHF	291	6/28/18	(95)
State Street Bank & Trust Co.	USD	231	JPY	25,025	6/28/18	(693)
State Street Bank & Trust Co.	ZAR	64	USD	5	6/28/18	246
State Street Bank & Trust Co.	ILS	931	USD	261	7/12/18	(1,089)
State Street Bank & Trust Co.	USD	655	ILS	2,363	7/12/18	9,579
State Street Bank & Trust Co.	USD	211	MYR	826	7/12/18	(4,503)
State Street Bank & Trust Co.	AUD	523	NZD	559	7/17/18	(4,576)
State Street Bank & Trust Co.	AUD	1,710	USD	1,314	7/17/18	20,481
State Street Bank & Trust Co.	CAD	502	USD	388	7/17/18	(40)
State Street Bank & Trust Co.	CAD	600	USD	465	7/17/18	1,392
State Street Bank & Trust Co.	CHF	378	GBP	276	7/17/18	(17,529)
State Street Bank & Trust Co.	CHF	28	USD	28	7/17/18	(396)
State Street Bank & Trust Co.	CHF	315	USD	330	7/17/18	9,089
State Street Bank & Trust Co.	EUR	329	GBP	288	7/17/18	(1,963)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	368	JPY	48,786	7/17/18	$18,336
State Street Bank & Trust Co.	EUR	318	NOK	3,063	7/17/18	2,185
State Street Bank & Trust Co.	EUR	105	PLN	440	7/17/18	(4,280)
State Street Bank & Trust Co.	EUR	1,668	USD	2,045	7/17/18	88,425
State Street Bank & Trust Co.	EUR	232	USD	268	7/17/18	(3,477)
State Street Bank & Trust Co.	GBP	93	NOK	1,027	7/17/18	1,917
State Street Bank & Trust Co.	GBP	663	USD	933	7/17/18	49,662
State Street Bank & Trust Co.	HUF	69,604	USD	265	7/17/18	9,818
State Street Bank & Trust Co.	ILS	2,976	USD	834	7/17/18	(3,683)
State Street Bank & Trust Co.	ILS	1,380	USD	398	7/17/18	9,192
State Street Bank & Trust Co.	JPY	189,233	USD	1,778	7/17/18	33,444
State Street Bank & Trust Co.	MXN	7,258	USD	388	7/17/18	27,060
State Street Bank & Trust Co.	NOK	1,044	USD	127	7/17/18	(1,232)
State Street Bank & Trust Co.	NZD	1,813	USD	1,314	7/17/18	44,762
State Street Bank & Trust Co.	PLN	2,058	USD	584	7/17/18	26,507
State Street Bank & Trust Co.	SEK	2,357	USD	274	7/17/18	5,912
State Street Bank & Trust Co.	SGD	350	AUD	345	7/17/18	(731)
State Street Bank & Trust Co.	TRY	3,903	USD	936	7/17/18	89,086
State Street Bank & Trust Co.	USD	883	AUD	1,139	7/17/18	(20,876)
State Street Bank & Trust Co.	USD	1,186	CAD	1,507	7/17/18	(22,432)
State Street Bank & Trust Co.	USD	261	CHF	260	7/17/18	3,641
State Street Bank & Trust Co.	USD	2,923	EUR	2,402	7/17/18	(105,711)
State Street Bank & Trust Co.	USD	260	HUF	69,466	7/17/18	(5,215)
State Street Bank & Trust Co.	USD	734	JPY	79,972	7/17/18	3,714
State Street Bank & Trust Co.	USD	130	MXN	2,538	7/17/18	(3,360)
State Street Bank & Trust Co.	USD	455	NOK	3,529	7/17/18	(22,680)
State Street Bank & Trust Co.	USD	394	NZD	536	7/17/18	(19,075)
State Street Bank & Trust Co.	USD	781	PLN	2,705	7/17/18	(48,359)
State Street Bank & Trust Co.	USD	709	TRY	2,954	7/17/18	(68,473)
State Street Bank & Trust Co.	USD	258	ZAR	3,074	7/17/18	(17,604)
State Street Bank & Trust Co.	EUR	278	USD	323	7/18/18	(2,355)
State Street Bank & Trust Co.	USD	675	EUR	576	7/18/18	811
State Street Bank & Trust Co.	PLN	523	USD	147	7/19/18	5,282
State Street Bank & Trust Co.	NOK	2,101	CHF	256	7/26/18	3,906

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NOK	2,078	SEK	2,228	7/26/18	$(857)
State Street Bank & Trust Co.	SEK	6,233	USD	715	7/26/18	4,847
State Street Bank & Trust Co.	USD	258	SEK	2,250	7/26/18	(2,071)
State Street Bank & Trust Co.	NZD	421	USD	295	8/09/18	602
State Street Bank & Trust Co.	SGD	840	USD	627	8/16/18	(1,011)
State Street Bank & Trust Co.	SGD	444	USD	333	8/16/18	999
State Street Bank & Trust Co.	GBP	188	USD	254	9/14/18	2,668
State Street Bank & Trust Co.	USD	388	NOK	3,111	9/14/18	(6,554)
UBS AG	USD	522	EUR	438	7/17/18	(8,283)

						$123,075

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	750	EUR	3,425.00	July 2018	EUR	1		$54,536	$(51,066)
FTSE 100 Index	Citibank, NA	140	GBP	7,700.00	June 2018	GBP	– 0	–**	17,191	(10,615)
Nikkei 225 Index	Goldman Sachs International	7,000	JPY	22,250.00	July 2018	JPY	7		30,566	(24,407)
S&P 500 Index	Goldman Sachs International	700	USD	2,620.00	June 2018	USD	1		28,539	(65,721)
S&P 500 Index	Goldman Sachs International	2,800	USD	2,725.00	June 2018	USD	3		111,048	(45,748)

									$241,880	$(197,557)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	750	EUR	3,425.00	July 2018	EUR	1		$77,157	$(76,576)
FTSE 100 Index	Citibank, NA	140	GBP	7,700.00	June 2018	GBP	– 0	–**	12,343	(17,039)
Nikkei 225 Index	Goldman Sachs International	7,000	JPY	22,250.00	July 2018	JPY	7		26,921	(29,521)
S&P 500 Index	Goldman Sachs International	700	USD	2,620.00	June 2018	USD	1		42,693	(5,324)
S&P 500 Index	Goldman Sachs International	2,800	USD	2,725.00	June 2018	USD	3		97,874	(97,940)

									$256,988	$(226,400)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
EUR vs. SEK/ BNP Paribas SA	SEK	10.350	June 2018	5,071,500	SEK	5,072	$2,846	$(2,140)
MXN vs. USD/ Deutsche Bank AG	MXN	22.000	August 2018	15,620,000	MXN	15,620	10,252	(2,962)

							$13,098	$(5,102)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	2.97%	USD	3,544	$(292,865)	$(221,055)	$(71,810)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.30	USD	1,450	(110,877)	(70,656)	(40,221)
iTraxx Xover Series 26, 5 Year Index, 12/20/21*	(5.00)	Quarterly	2.08	EUR	710	(90,956)	(79,608)	(11,348)
iTraxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)	Quarterly	2.71	EUR	1,450	(179,719)	(171,093)	(8,626)
Sale Contracts
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.55	USD	17,970	347,341	294,892	52,449
CDX-NAIG Series 29, 5 Year Index, 12/20/22*	1.00	Quarterly	0.59	USD	570	11,130	11,704	(574)
iTraxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.51	EUR	7,470	192,219	162,627	29,592
iTraxx Europe Series 29, 5 Year Index, 6/20/23*	1.00	Quarterly	0.70	EUR	240	4,790	6,349	(1,559)

						$(118,937)	$(66,840)	$(52,097)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.30%	USD	370	$(3,889)	$(15,666)	$11,777
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	53	(557)	(517)	(40)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	56	(589)	(416)	(173)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	55	(578)	(344)	(234)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	111	(1,166)	(651)	(515)

						$(6,779)	$(17,594)	$10,815

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	27,950	7/18/22	1.937%	CPI	#	Maturity/Maturity	$499,003
Goldman Sachs International	USD	1,230	1/18/23	2.206%	CPI	#	Maturity/Maturity	4,250

								$503,253

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSABHVIP	8,092	LIBOR	Quarterly	USD	2,086	6/17/19	$10,554
GSABSJHB	2,760,485	LIBOR Minus 0.20%	Quarterly	JPY	272,460	2/15/19	48,618
Morgan Stanley Capital Services LLC
MSABRDS	38,364	LIBOR Minus 0.25%	Quarterly	USD	4,173	2/15/19	(30,682)
UBS AG
FTSE EPRA Nareit Developed Total Return Index USD	308	LIBOR Plus 0.50%	Quarterly	USD	1,470	3/15/19	(46,549)
Pay Total Return on Reference Obligation
Goldman Sachs International
GSABLJHB	2,760,485	LIBOR Plus 0.20%	Quarterly	JPY	266,194	2/15/19	(83,376)
GSABVISP	11,841	LIBOR Plus 0.45%	Quarterly	USD	2,603	6/17/19	(19,965)
JPMorgan Chase Bank, NA
JPQABACP	32,874	0.00%	Maturity	USD	3,289	6/17/19	(36,033)
Morgan Stanley Capital Services LLC
MSABRDL	38,223	LIBOR	Quarterly	USD	3,917	2/15/19	25,847

							$(131,586)

**	Notional amount less than 500.

(a)	Affiliated investments.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate market value of these securities amounted to $18,431,670 or 8.7% of net assets.

(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2018.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of May 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.615%, 6/24/49	3/29/17	$22,191	$22,346	0.01%

(j)	The rate shown represents the 7-day yield as of period end.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)

As of May 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,478,553 and gross unrealized depreciation of investments was $(7,347,456), resulting in net unrealized appreciation of $7,131,097.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TBA	-	To Be Announced
TOPIX	-	Tokyo Price Index

The following table represents the equity basket holdings underlying the total return swap with GSABHVIP as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Cheniere Energy Inc.	32,141	$2,141,233	2.1%
Broadcom Inc.	8,399	2,117,136	2.1%
NRG Energy Inc.	60,957	2,086,558	2.1%
Constellation Brands Inc.	9,329	2,081,113	2.1%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Facebook Inc.	10,811	$2,073,334	2.1%
Adobe Systems Inc.	8,284	2,065,036	2.1%
Netflix Inc.	5,861	2,060,728	2.1%
Monsanto Co.	16,125	2,055,293	2.1%
Amazon.com Inc.	1,261	2,054,951	2.0%
NXP Semiconductors NV	17,953	2,046,642	2.0%
Alphabet Inc.	1,860	2,046,000	2.0%
PayPal Holdings Inc.	24,922	2,045,349	2.0%
Delta Air Lines Inc.	37,841	2,045,306	2.0%
Booking Holdings Inc.	969	2,043,543	2.0%
Stamps.com Inc.	8,142	2,042,014	2.0%
GoDaddy Inc.	28,504	2,040,601	2.0%
salesforce.com Inc.	15,775	2,040,181	2.0%
Liberty Media Corp-Liberty SiriusXM	44,083	2,036,194	2.0%
Alibaba Group Holding Ltd.	10,267	2,032,969	2.0%
Palo Alto Networks Inc.	9,760	2,030,958	2.0%
Microsoft Corp.	20,480	2,024,243	2.0%
Time Warner Inc.	21,496	2,024,063	2.0%
TransDigm Group Inc.	6,054	2,022,702	2.0%
Northrop Grumman Innovation Systems Inc.	15,101	2,019,306	2.0%
MGM Resorts International	63,946	2,011,102	2.0%
FleetCor Technologies Inc.	10,072	2,007,853	2.0%
Aetna Inc.	11,394	2,006,825	2.0%
Anadarko Petroleum Corp.	28,731	2,005,424	2.0%
Apple Inc.	10,727	2,004,554	2.0%
Visa Inc.	15,321	2,002,761	2.0%
UnitedHealth Group Inc.	8,272	1,997,771	2.0%
Nexstar Media Group Inc.	30,114	1,996,558	2.0%
Mastercard Inc.	10,470	1,990,556	2.0%
Dell Technologies Inc.- Class V	24,675	1,990,286	2.0%
Worldpay Inc.	25,018	1,988,180	2.0%
Comcast Corp.	63,385	1,976,344	2.0%
Berkshire Hathaway Inc.	10,311	1,974,866	2.0%
XPO Logistics Inc.	18,763	1,974,806	2.0%
Caesars Entertainment Corp.	162,311	1,972,079	2.0%
VICI Properties Inc.	101,546	1,966,946	2.0%
GCI Liberty Inc.	46,907	1,960,713	2.0%
Allergan PLC	12,956	1,953,765	2.0%
Wells Fargo & Co.	35,969	1,941,966	1.9%
Micron Technology Inc.	33,695	1,940,495	1.9%
DowDuPont Inc.	30,141	1,932,340	1.9%
Bank of America Corp.	66,385	1,927,820	1.9%
Charter Communications Inc.	7,372	1,924,387	1.9%
JPMorgan Chase & Co.	17,962	1,922,114	1.9%
Citigroup Inc.	28,768	1,918,538	1.9%
Autodesk Inc.	14,504	1,872,466	1.9%

Total		$100,436,966	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABSJHB as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Bandai Namco Holdings Inc.	2,944,379	$13,632,474,974	1.3%
Nissan Chemical Industries Ltd.	2,412,001	12,349,443,133	1.2%
McDonald’s Holdings Co Japan Ltd.	2,180,550	11,949,412,252	1.2%
Hoshizaki Corp.	1,083,449	11,842,095,176	1.2%
Azbil Corp.	2,213,418	11,797,520,003	1.1%
Keihan Holdings Co. Ltd.	3,170,199	11,682,185,014	1.1%
Zenkoku Hosho Co. Ltd.	2,211,553	11,588,535,687	1.1%
Ezaki Glico Co. Ltd.	2,040,295	11,527,665,479	1.1%
KDDI Corp.	3,878,433	11,423,924,440	1.1%
Astellas Pharma Inc.	6,803,084	11,323,733,363	1.1%
Park24 Co. Ltd.	3,823,096	11,232,256,136	1.1%
Rinnai Corp.	1,073,716	11,166,642,874	1.1%
Oriental Land Co. Ltd./Japan	1,000,821	11,159,158,086	1.1%
Marubeni Corp.	13,145,186	11,152,375,718	1.1%
Kyushu Railway Co.	3,194,788	11,069,941,134	1.1%
NTT DOCOMO Inc.	3,798,449	10,704,029,082	1.0%
Yamaguchi Financial Group Inc.	8,125,505	10,668,788,255	1.0%
Nitori Holdings Co. Ltd.	569,270	10,653,878,721	1.0%
Otsuka Holdings Co. Ltd.	1,964,060	10,643,242,950	1.0%
MEIJI Holdings Co. Ltd.	1,140,091	10,568,639,157	1.0%
Tsuruha Holdings Inc.	652,085	10,557,249,951	1.0%
Asahi Intecc Co. Ltd.	2,697,167	10,545,922,411	1.0%
Fuji Media Holdings Inc.	5,736,765	10,504,017,475	1.0%
Makita Corp.	2,148,793	10,443,132,031	1.0%
Aozora Bank Ltd.	2,407,285	10,375,400,117	1.0%
SCSK Corp.	2,069,206	10,346,027,710	1.0%
Ryohin Keikaku Co. Ltd.	278,106	10,289,921,597	1.0%
West Japan Railway Co.	1,313,121	10,279,114,679	1.0%
Nippon Telegraph & Telephone Corp.	2,009,560	10,260,814,049	1.0%
Daito Trust Construction Co. Ltd.	572,448	10,172,397,065	1.0%
NH Foods Ltd.	2,263,515	10,129,227,965	1.0%
Sundrug Co. Ltd.	2,043,982	10,117,712,162	1.0%
Seria Co. Ltd.	1,918,634	10,092,017,270	1.0%
Nissan Motor Co. Ltd.	9,324,180	10,074,776,868	1.0%
Tobu Railway Co. Ltd.	2,975,658	10,042,845,129	1.0%
Japan Post Bank Co. Ltd.	7,250,656	9,868,142,322	1.0%
ANA Holdings Inc.	2,240,486	9,817,807,614	1.0%
Japan Airlines Co. Ltd.	2,301,142	9,706,217,163	0.9%
Canon Inc.	2,602,635	9,666,185,506	0.9%
Nintendo Co. Ltd.	212,048	9,542,150,447	0.9%
Japan Post Insurance Co. Ltd.	3,876,310	9,392,299,467	0.9%
Teijin Ltd.	4,357,023	9,202,033,193	0.9%
Sumitomo Metal Mining Co. Ltd.	2,193,073	9,136,342,522	0.9%
Ono Pharmaceutical Co. Ltd.	3,307,609	8,928,891,691	0.9%
Shimamura Co. Ltd.	801,848	8,916,554,221	0.9%
Toray Industries Inc.	9,878,420	8,800,684,296	0.9%
Japan Tobacco Inc.	2,961,717	8,695,600,460	0.8%
Kansai Paint Co. Ltd.	3,643,974	8,512,323,998	0.8%
Mitsui Mining & Smelting Co. Ltd.	1,682,838	8,027,136,783	0.8%
Takeda Pharmaceutical Co. Ltd.	1,722,845	7,670,103,972	0.7%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Other	189,219,260	$509,104,200,836	49.8%

Total		$1,027,353,192,604	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABRDS as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Veeva Systems Inc.	4,962	$383,879	1.9%
Palo Alto Networks Inc.	1,826	379,957	1.9%
Copart Inc.	6,469	354,703	1.8%
Microchip Technology Inc.	3,566	347,265	1.8%
Tyler Technologies Inc.	1,432	331,764	1.7%
CDW Corp./DE	4,141	331,492	1.7%
Ubiquiti Networks Inc.	3,959	326,955	1.6%
Paycom Software Inc.	3,096	326,550	1.6%
Versum Materials Inc.	8,001	319,799	1.6%
Texas Instruments Inc.	2,841	317,991	1.6%
Apple Inc.	1,700	317,720	1.6%
Jabil Inc.	11,096	313,803	1.6%
Taro Pharmaceutical Industries Ltd.	2,630	312,920	1.6%
Littelfuse Inc.	1,403	304,480	1.6%
Lear Corp.	1,538	304,438	1.6%
Take-Two Interactive Software Inc.	2,709	303,655	1.5%
MKS Instruments Inc.	2,681	300,857	1.5%
NVIDIA Corp.	1,186	299,073	1.5%
Logitech International SA	7,178	291,774	1.5%
Advanced Energy Industries Inc.	4,432	290,415	1.5%
Pure Storage Inc.	13,285	285,102	1.4%
Cisco Systems Inc.	6,637	283,458	1.4%
Skyworks Solutions Inc.	2,825	278,575	1.4%
Catalent Inc.	6,933	272,172	1.4%
Harris Corp.	1,806	271,753	1.4%
Check Point Software Technologies Ltd.	2,773	269,953	1.4%
CDK Global Inc.	4,180	268,993	1.4%
ViaSat Inc.	4,225	264,519	1.3%
Broadcom Inc.	1,011	254,948	1.3%
Adient PLC	4,613	245,593	1.2%
Perrigo Co. PLC	3,254	238,097	1.2%
Flex Ltd.	16,607	230,666	1.2%
Analog Devices Inc.	1,514	147,150	0.7%
Stamps.com Inc.	570	142,966	0.7%
GrubHub Inc.	1,328	142,385	0.7%
ServiceNow Inc.	780	138,448	0.7%
Harley-Davidson Inc.	3,213	131,970	0.7%
HubSpot Inc.	1,077	130,563	0.7%
Dana Inc.	5,658	126,170	0.6%
Adobe Systems Inc.	504	125,607	0.6%
Match Group Inc.	2,879	118,456	0.6%
SS&C Technologies Holdings Inc.	2,290	116,588	0.6%
CoStar Group Inc.	302	115,148	0.6%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
salesforce.com Inc.	887	$114,684	0.6%
Science Applications International Corp.	1,269	112,207	0.6%
Jazz Pharmaceuticals PLC	663	112,022	0.6%
Align Technology Inc.	335	111,120	0.6%
Neogen Corp.	1,458	110,371	0.6%
Intuitive Surgical Inc.	230	105,879	0.5%
VeriSign Inc.	793	103,426	0.5%
Other	128,787	801,241	40.1%

Total		$12,629,720	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABLJHB as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Sumitomo Dainippon Pharma Co. Ltd.	6,381,983	$14,442,427,171	1.4%
FamilyMart UNY Holdings Co. Ltd.	1,270,663	14,358,488,521	1.4%
Shiseido Co. Ltd.	1,576,787	13,601,367,465	1.3%
Start Today Co. Ltd.	3,539,756	13,397,975,813	1.3%
Eisai Co. Ltd.	1,629,963	12,839,215,770	1.2%
Kikkoman Corp.	2,472,179	12,707,001,438	1.2%
SBI Holdings Inc./Japan	4,108,361	12,218,264,311	1.2%
Tokai Carbon Co. Ltd.	5,441,981	12,151,944,147	1.2%
Medipal Holdings Corp.	4,791,119	12,030,500,741	1.2%
Sompo Holdings Inc.	2,510,096	11,877,776,562	1.1%
TIS Inc.	2,306,591	11,809,747,425	1.1%
Nippon Express Co. Ltd.	1,433,541	11,740,700,249	1.1%
Kose Corp.	491,369	11,630,712,664	1.1%
Fast Retailing Co. Ltd.	243,447	11,619,733,057	1.1%
Seino Holdings Co. Ltd.	5,582,023	11,443,146,523	1.1%
Marui Group Co. Ltd.	5,128,590	11,339,313,127	1.1%
Kirin Holdings Co. Ltd.	3,662,584	11,335,697,848	1.1%
NGK Spark Plug Co. Ltd.	3,795,659	11,311,062,640	1.1%
Tokyo Gas Co. Ltd.	3,813,049	11,305,689,152	1.1%
Nichirei Corp.	3,727,590	11,000,118,179	1.1%
Alfresa Holdings Corp.	3,988,136	10,979,338,499	1.1%
Fukuoka Financial Group Inc.	18,856,474	10,974,467,880	1.1%
M3 Inc.	2,397,797	10,921,963,900	1.0%
Taiyo Nippon Sanso Corp.	6,762,781	10,915,127,971	1.0%
Mitsui Fudosan Co. Ltd.	3,978,090	10,880,077,110	1.0%
Sumitomo Realty & Development Co. Ltd.	2,643,046	10,870,847,947	1.0%
Toyoda Gosei Co. Ltd.	3,788,836	10,870,170,355	1.0%
Kaneka Corp.	9,619,140	10,773,436,551	1.0%
Suzuken Co. Ltd./Aichi Japan	2,192,092	10,697,410,444	1.0%
Mitsubishi Estate Co. Ltd.	5,408,737	10,687,664,729	1.0%
Showa Shell Sekiyu KK	7,318,431	10,597,088,081	1.0%
Casio Computer Co. Ltd.	6,352,146	10,576,322,507	1.0%
Sony Financial Holdings Inc.	5,244,500	10,494,244,692	1.0%
TDK Corp.	1,067,956	10,444,610,961	1.0%
Hitachi Capital Corp.	3,693,105	10,418,249,905	1.0%
Trend Micro Inc./Japan	1,684,958	10,413,041,231	1.0%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Kyowa Hakko Kirin Co. Ltd.	4,646,072	$10,351,447,572	1.0%
Tokyu Fudosan Holdings Corp.	12,837,922	10,321,689,071	1.0%
TOTO Ltd.	1,807,070	10,300,297,216	1.0%
Asics Corp.	5,669,733	10,296,234,222	1.0%
Cosmo Energy Holdings Co. Ltd.	2,778,594	10,294,689,929	1.0%
Isetan Mitsukoshi Holdings Ltd.	7,608,295	10,225,549,090	1.0%
Concordia Financial Group Ltd.	16,680,732	10,225,288,863	1.0%
Iida Group Holdings Co. Ltd.	4,882,799	10,151,339,838	1.0%
T&D Holdings Inc.	5,869,407	10,077,771,029	1.0%
Electric Power Development Co. Ltd.	3,482,870	10,068,976,563	1.0%
JTEKT Corp.	6,329,338	10,044,660,092	1.0%
Dai-ichi Life Holdings Inc.	4,932,016	10,014,457,517	1.0%
Dai Nippon Printing Co. Ltd.	4,272,133	10,005,336,624	1.0%
Fuji Electric Co. Ltd.	12,837,964	9,975,097,733	1.0%
Other	254,946,741	485,295,617,894	46.3%

Total		$1,043,323,398,819	100.0%

The following table represents the equity basket holdings underlying the total return swap with GSABVISP as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Kellogg Co.	33,228	$2,139,551	2.2%
Expedia Group Inc.	17,381	2,103,622	2.1%
Southern Co./The	46,806	2,101,589	2.1%
Duke Energy Corp.	27,100	2,091,036	2.1%
Sempra Energy	19,614	2,089,479	2.1%
Public Storage	9,824	2,081,116	2.1%
Simon Property Group Inc.	12,972	2,078,374	2.1%
Intel Corp.	37,383	2,063,542	2.1%
NVIDIA Corp.	8,132	2,050,809	2.1%
Coca-Cola Co./The	47,416	2,038,888	2.1%
Ford Motor Co.	176,523	2,038,841	2.1%
Amgen Inc.	11,344	2,037,609	2.0%
Dominion Energy Inc.	31,601	2,028,468	2.0%
Lam Research Corp.	10,231	2,027,580	2.0%
Kraft Heinz Co./The	35,217	2,024,273	2.0%
Oracle Corp.	43,178	2,017,276	2.0%
AT&T Inc.	62,402	2,016,833	2.0%
Pfizer Inc.	56,117	2,016,284	2.0%
NIKE Inc.	28,043	2,013,487	2.0%
United Parcel Service Inc.	17,334	2,012,824	2.0%
WW Grainger Inc.	6,502	2,009,053	2.0%
Boeing Co./The	5,694	2,005,199	2.0%
Exxon Mobil Corp.	24,600	1,998,504	2.0%
Verizon Communications Inc.	41,894	1,997,087	2.0%
United Technologies Corp.	15,976	1,994,124	2.0%
Costco Wholesale Corp.	10,052	1,992,708	2.0%
Procter & Gamble Co./The	27,229	1,992,346	2.0%
Home Depot Inc./The	10,671	1,990,675	2.0%
McDonald’s Corp.	12,424	1,987,964	2.0%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Union Pacific Corp.	13,908	$1,985,506	2.0%
Starbucks Corp.	34,990	1,982,883	2.0%
Cisco Systems Inc.	46,286	1,976,875	2.0%
Walmart Inc.	23,912	1,973,696	2.0%
International Business Machines Corp.	13,881	1,961,524	2.0%
Kroger Co./The	80,354	1,955,013	2.0%
CVS Health Corp.	30,807	1,952,856	2.0%
Caterpillar Inc.	12,844	1,951,132	2.0%
Kimberly-Clark Corp.	19,292	1,945,598	2.0%
Chevron Corp.	15,642	1,944,301	2.0%
ConocoPhillips	28,756	1,937,867	1.9%
Johnson & Johnson	16,098	1,925,643	1.9%
Target Corp.	26,337	1,919,704	1.9%
Walt Disney Co./The	19,244	1,914,201	1.9%
Anthem Inc.	8,626	1,909,969	1.9%
General Electric Co.	133,601	1,881,102	1.9%
EOG Resources Inc.	15,900	1,873,179	1.9%
Hess Corp.	30,931	1,868,851	1.9%
AbbVie Inc.	18,871	1,867,097	1.9%
Schlumberger Ltd.	26,922	1,848,734	1.9%
Concho Resources Inc.	13,030	1,789,149	1.8%

Total		$99,404,021	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with JPQABACP as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Royal Dutch Shell PLC	202,044	$540,871,764	40.6%
BP PLC	376,719	217,103,159	16.3%
Glencore PLC	361,160	134,369,663	10.1%
JXTG Holdings, Inc.	118,663	83,408,463	6.3%
Yamato Kogyo Co. Ltd.	16,128	54,672,740	4.1%
Rio Tinto PLC	11,094	47,037,218	3.5%
Inpex Corp.	33,385	40,529,594	3.0%
Sumitomo Metal Mining Co. Ltd.	9,665	40,265,637	3.0%
Antofagasta PLC	37,022	39,039,959	2.9%
Johnson Matthey PLC	8,532	29,973,692	2.3%
Vedanta Resources	26,460	18,739,253	1.4%
Petrofac Ltd.	20,584	11,992,229	0.9%
Petrochina Co. Ltd.	1,514,263	9,827,567	0.7%
Boliden AB	25,463	7,915,312	0.6%
CNOOC Ltd.	379,306	5,006,837	0.4%
Industrias Penoles SAB De Cv	14,786	4,981,015	0.4%
Aker BP ASA	14,030	4,194,940	0.3%
Aluminum Corp. Of China Ltd.	990,188	4,089,476	0.3%
Chevron Corp.	30,727	3,819,347	0.3%
Exxon Mobil Corp.	38,510	3,128,592	0.2%
Tupras Turkiye Petrol Rafinerileri AS	25,412	2,696,196	0.2%
Eog Resources, Inc.	17,150	2,020,426	0.2%
Petroleum Geo-Services ASA	51,079	2,010,971	0.2%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Canadian Natural Resources Ltd.	39,790	$1,786,175	0.1%
Agnico Eagle Mines	27,391	1,593,894	0.1%
TOTAL SA	27,920	1,453,257	0.1%
Anadarko Petroleum Corp.	18,743	1,308,248	0.1%
Alcoa Corp.	27,140	1,304,612	0.1%
Devon Energy Corp.	24,995	1,039,048	0.1%
Mosaic Co./The	37,595	1,033,492	0.1%
Cosan SA Industria e Comercio	23,301	904,061	0.1%
LUKOIL PJSC	13,323	889,154	0.1%
Eni SpA	56,582	876,456	0.1%
First Quantum Minerals Ltd.	40,103	816,091	0.1%
Vale SA	55,154	750,095	0.1%
YPF SA	40,394	733,550	0.1%
C&J Energy Services, Inc.	26,720	719,300	0.1%
Repsol SA	41,180	671,436	0.1%
MMC Norilsk Nickel PJSC	37,321	661,703	0.0%
Continental Resources, Inc./Ok	9,738	655,780	0.0%
SM Energy Co.	24,825	650,402	0.0%
Monsanto Co.	4,208	536,319	0.0%
Northern Star Resources Ltd.	84,612	530,515	0.0%
Origin Energy Ltd.	53,443	513,057	0.0%
Concho Resources, Inc.	3,671	504,002	0.0%
Petroleo Brasileiro SA	20,527	389,605	0.0%
Detour Gold Corp.	33,556	343,952	0.0%
Gran Tierra Energy, Inc.	78,609	331,729	0.0%
Oz Minerals Ltd.	33,573	330,363	0.0%
Lundin Mining Corp.	40,046	325,574	0.0%
Other	200,052	1,651,251	0.3%

Total		$1,330,997,171	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABRDL as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Nutanix Inc.	8,002	$427,707	2.3%
Cree Inc.	7,700	358,960	1.9%
Zebra Technologies Corp.	2,329	357,454	1.9%
Keysight Technologies Inc.	6,080	357,158	1.9%
Intel Corp.	6,089	336,135	1.8%
Agios Pharmaceuticals Inc.	3,538	330,788	1.8%
Tableau Software Inc.	3,340	330,189	1.8%
Citrix Systems Inc.	3,060	323,250	1.7%
Dell Technologies Inc.- Class V	3,990	321,838	1.7%
Silicon Laboratories Inc.	3,010	317,820	1.7%
Advanced Micro Devices Inc.	22,674	311,314	1.7%
ON Semiconductor Corp.	12,322	309,659	1.6%
Seagate Technology PLC	5,428	305,847	1.6%
Cadence Design Systems Inc.	7,120	302,252	1.6%
Merck & Co Inc.	5,022	298,987	1.6%
Ashland Global Holdings Inc.	3,823	297,147	1.6%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Moncler SPA	2,296	$292,593	1.6%
Woodward Inc.	3,850	291,703	1.5%
Fiat Chrysler Automobiles NV	12,458	289,397	1.5%
BioMarin Pharmaceutical Inc.	3,185	287,763	1.5%
Twitter Inc.	8,225	285,415	1.5%
Teradata Corp.	7,142	284,761	1.5%
Eli Lilly & Co.	3,329	283,113	1.5%
CA Inc.	7,899	282,324	1.5%
Autoliv Inc.	1,905	281,856	1.5%
General Motors Co.	6,585	281,198	1.5%
Amdocs Ltd.	4,168	281,191	1.5%
Cypress Semiconductor Corp.	17,053	280,693	1.5%
Ciena Corp.	12,089	278,640	1.5%
Western Digital Corp.	3,299	275,540	1.5%
Synopsys Inc.	3,128	275,469	1.5%
Dolby Laboratories Inc.	4,385	275,348	1.5%
Juniper Networks Inc.	10,320	274,919	1.5%
McKesson Corp.	1,887	267,839	1.4%
Marvell Technology Group Ltd.	12,276	264,422	1.4%
Navistar International Corp.	7,009	262,401	1.4%
Ford Motor Co.	22,557	260,532	1.4%
Hewlett Packard Enterprise Co.	17,047	259,801	1.4%
Visteon Corp.	2,076	259,363	1.4%
AGCO Corp.	4,035	256,649	1.4%
NewMarket Corp.	659	253,206	1.3%
Deere & Co.	1,683	251,617	1.3%
International Business Machines Corp.	1,777	251,071	1.3%
QUALCOMM Inc.	4,309	250,431	1.3%
eBay Inc.	6,434	242,702	1.3%
International Game Technology PLC	9,558	240,295	1.3%
National Instruments Corp.	5,664	235,754	1.3%
CNH Industrial NV	19,856	233,109	1.2%
Whirlpool Corp.	1,572	227,546	1.2%
Nuance Communications Inc.	16,683	225,388	1.2%
Other	98,263	4,513,940	23.7%

Total		$18,844,494	100.0%

AB Conservative Wealth Strategy

May 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$74,961,403		$	– 0	–	$	– 0	–	$74,961,403
Common Stocks:
Information Technology	14,292,118			2,316,277			– 0	–	16,608,395
Consumer Discretionary	10,183,659			2,386,711			– 0	–	12,570,370
Financials	6,158,255			4,833,565			– 0	–	10,991,820
Health Care	9,714,042			944,200			– 0	–	10,658,242
Industrials	4,846,189			3,103,641			– 0	–	7,949,830
Consumer Staples	2,551,105			1,833,220			– 0	–	4,384,325
Energy	1,272,075			1,393,818			– 0	–	2,665,893
Telecommunication Services	853,927			1,733,728			– 0	–	2,587,655
Materials	978,315			1,145,521			– 0	–	2,123,836
Utilities	423,163			588,533			– 0	–	1,011,696
Real Estate	552,229			41,494			– 0	–	593,723
Governments - Treasuries	– 0	–		24,189,399			– 0	–	24,189,399
Corporates - Investment Grade	– 0	–		12,368,934			– 0	–	12,368,934
Mortgage Pass-Throughs	– 0	–		6,184,385			– 0	–	6,184,385
Inflation-Linked Securities	– 0	–		5,241,712			– 0	–	5,241,712
Covered Bonds	– 0	–		2,308,859			– 0	–	2,308,859
Collateralized Mortgage Obligations	– 0	–		1,877,345			30,327		1,907,672
Agencies	– 0	–		1,901,217			– 0	–	1,901,217
Commercial Mortgage-Backed Securities	– 0	–		1,424,492			122,346		1,546,838
Governments - Sovereign Agencies	– 0	–		1,230,566			– 0	–	1,230,566
Collateralized Loan Obligations	– 0	–		– 0	–		750,622		750,622
Asset-Backed Securities	– 0	–		330,434			402,636		733,070
Local Governments - Provincial Bonds	– 0	–		563,839			– 0	–	563,839
Governments - Sovereign Bonds	– 0	–		494,995			– 0	–	494,995
Local Governments - US Municipal Bonds	– 0	–		244,487			– 0	–	244,487
Quasi-Sovereigns	– 0	–		196,500			– 0	–	196,500
Options Purchased - Calls	– 0	–		646			– 0	–	646
Short-Term Investments	9,147,544			– 0	–		– 0	–	9,147,544
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,927,297			– 0	–		– 0	–	2,927,297

Total Investments in Securities	138,861,321			78,878,518			1,305,931		219,045,770
Other Financial Instruments(a):
Assets:
Futures	851,936			– 0	–		– 0	–	851,936
Forward Currency Exchange Contracts	– 0	–		1,525,977			– 0	–	1,525,977
Centrally Cleared Credit Default Swaps	– 0	–		555,480			– 0	–	555,480
Inflation (CPI) Swaps	– 0	–		503,253			– 0	–	503,253
Total Return Swaps	– 0	–		85,019			– 0	–	85,019
Liabilities:
Futures	(233,367)			(23,457)			– 0	–	(256,824)
Forward Currency Exchange Contracts	– 0	–		(1,402,902)			– 0	–	(1,402,902)
Call Options Written	– 0	–		(197,557)			– 0	–	(197,557)
Put Options Written	– 0	–		(226,400)			– 0	–	(226,400)
Currency Options Written	– 0	–		(5,102)			– 0	–	(5,102)
Centrally Cleared Credit Default Swaps	– 0	–		(674,417)			– 0	–	(674,417)
Credit Default Swaps	– 0	–		(6,779)			– 0	–	(6,779)
Total Return Swaps	– 0	–		(216,605)			– 0	–	(216,605)

Total(b)	$139,479,890			$78,795,028			$1,305,931		$219,580,849

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were deminimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Strategy managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities		Collateralized Loan Obligations
Balance as of 8/31/17	$29,085		$128,199		$	– 0	–
Accrued discounts/(premiums)	95		1			– 0	–
Realized gain (loss)	– 0	–	(1,204)			– 0	–
Change in unrealized appreciation/depreciation	1,147		1,274			622
Purchases	– 0	–	100,000			750,000
Sales	– 0	–	(105,924)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 5/31/18	$30,327		$122,346			$750,622

Net change in unrealized appreciation/depreciation from investments held as of 5/31/18	$1,147		$(66)			$622

	Asset-Backed Securities		Total
Balance as of 8/31/17	$350,116		$507,400
Accrued discounts/(premiums)	(46)		50
Realized gain (loss)	1,796		592
Change in unrealized appreciation/depreciation	(5,521)		(2,478)
Purchases	114,985		964,985
Sales	(58,694)		(164,618)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 5/31/18	$402,636		$1,305,931

Net change in unrealized appreciation/depreciation from investments held as of 5/31/18	$(3,825)		$(2,122)

A summary of the Strategy’s transactions in AB mutual funds for the nine months ended May 31, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 8/31/17 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/18 (000)	Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$24,768	$803		$5,630	$335		$1,166	$21,442	$	– 0	–	$803
AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio - Class ADV	23,156	– 0	–	4,974	(434)		(1,088)	16,660		– 0	–	– 0	–
AB Fixed Income Shares, Inc. -Government Money Market Portfolio	38,652	46,222		75,727	– 0	–	1	9,148		192		– 0	–
AB Fixed Income Shares, Inc. -Government Money Market Portfolio*	139	30,264		27,475	– 0	–	(1)	2,927		13		– 0	–
AB High Income Fund, Inc. - Class Z	24,448	1,174		2,619	(44)		(1,337)	21,622		– 0	–	1,171

Total	$111,163	$78,463		$116,425	$(143)		$(1,259)	$71,799		$205		$1,974

*	Investments of cash collateral for securities lending transactions

AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

May 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 56.7%
Long-Term Municipal Bonds - 56.7%
Alabama - 0.9%
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/25	$1,000	$1,072,570

Arizona - 2.0%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25	1,685	1,834,476
Glendale Industrial Development Authority (Beatitudes Campus (The))
Series 2017
5.00%, 11/15/40 (a)	335	345,945
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47(a)(b)	110	114,872

		2,295,293

California - 3.4%
California Health Facilities Financing Authority (Children's Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37	510	577,407
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/54 (a)(b)	250	255,080
State of California
Series 2016
5.00%, 8/01/25	730	869,466
Series 2017
5.00%, 8/01/26	440	530,442
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/20	1,530	1,628,563

		3,860,958

Colorado - 1.1%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,079,310
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(c)(d)(e)	710	149,100

		1,228,410

	Principal Amount (000)	U.S. $ Value
Connecticut - 2.3%
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/27	$2,390	$2,616,405

Delaware - 0.2%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	225	234,720

Florida - 4.1%
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (a)(b)	270	291,751
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE)
Series 2017
5.00%, 7/01/46 (a)(b)	340	347,705
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25	665	765,036
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	621,645
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	425	460,273
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(d)(e)(f)	25	2,125
Series 2010A-1
6.125%, 5/01/35 (a)	15	15,020
Series 2010A-2
6.125%, 5/01/35 (a)	35	35,047
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23 (a)	10	10,193
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/22 (Pre-refunded/ETM)	935	995,261
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	1,105	1,208,483

		4,752,539

Georgia - 1.2%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/28	625	710,356
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018C
4.00%, 8/01/48	450	483,394

	Principal Amount (000)	U.S. $ Value
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	$210	$227,380

		1,421,130

Guam - 0.3%
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	300	310,926

Illinois - 6.6%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	950	950,750
Series 2016A
7.00%, 12/01/44	100	115,819
Series 2017B
6.75%, 12/01/30 (b)	135	159,860
7.00%, 12/01/42 (b)	100	119,396
Chicago O'Hare International Airport (TrIPs Obligated Group)
Series 2018
5.00%, 7/01/33	105	117,798
City of Chicago IL
Series 2010A
5.00%, 1/01/19	200	203,712
Series 2014A
5.00%, 1/01/35	100	103,334
Illinois Finance Authority (CHF-Chicago LLC)
Series 2017A
5.00%, 2/15/47	210	228,543
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46 (a)	475	500,099
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/46	430	469,925
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.44%, 5/15/55 (a)	498	495,191
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/41	415	469,954
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49	425	462,400

	Principal Amount (000)	U.S. $ Value
Metropolitan Pier & Exposition Authority
Series 2017A
5.00%, 6/15/57	$115	$120,871
Series 2017B
Zero Coupon, 12/15/54	150	23,627
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/23	365	408,661
State of Illinois
Series 2013
5.00%, 7/01/22	315	332,423
Series 2014
5.00%, 4/01/20	75	77,116
Series 2016
5.00%, 2/01/23-2/01/28	1,170	1,244,151
Series 2017A
5.00%, 12/01/25	135	144,476
Series 2017D
5.00%, 11/01/24-11/01/28	780	832,397

		7,580,503

Indiana - 1.8%
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/19	1,945	2,029,860

Iowa - 0.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	110	116,841
Xenia Rural Water District
Series 2016
5.00%, 12/01/31	340	375,870

		492,711

Kentucky - 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	315	342,562
5.25%, 6/01/41	150	165,114
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37-8/15/46	620	680,609

		1,188,285

Louisiana - 0.4%
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	400	445,044

	Principal Amount (000)	U.S. $ Value
Maryland - 1.7%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	$400	$449,360
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (a)	215	230,775
City of Rockville MD (King Farm Presbyterian Retirement Community, Inc.)
Series 2017A-1
5.00%, 11/01/37	500	544,710
County of Frederick MD (Mount St Mary's University, Inc.)
Series 2017A
5.00%, 9/01/45 (b)	215	228,048
County of Howard MD (Downtown Columbia Project)
Series 2017A
4.50%, 2/15/47 (a)(b)	500	507,775

		1,960,668

Massachusetts - 1.5%
Massachusetts Development Finance Agency (Boston Medical Center Corp.)
Series 2015D
5.00%, 7/01/44	175	189,837
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/47	320	341,382
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	635	676,345
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/37 (b)	200	215,268
Massachusetts Development Finance Agency (Zero Waste Solutions)
Series 2017
8.00%, 12/01/22 (a)(b)	235	195,111
Series 2017A
7.75%, 12/01/44 (a)(b)	100	99,221

		1,717,164

Michigan - 2.4%
Grand Rapids Economic Development Authority (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/47 (a)	325	340,642

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/28	$325	$366,424
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,127,460
Michigan State Hospital Finance Authority (Trinity Health Corp. Obligated Group)
Series 2017C
5.00%, 12/01/23	445	506,161
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	405	407,090

		2,747,777

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/46	400	431,320

Missouri - 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	470	507,957
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/46	500	517,640

		1,025,597

Nebraska - 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/42	455	549,108

New Jersey - 5.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	685	723,977
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.25%, 1/01/25	1,195	1,344,471

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	$500	$534,560
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/47	415	447,071
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/47	415	449,702
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20	300	316,584
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/20	840	879,102
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/29	675	764,262
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	585	627,804

		6,087,533

New York - 3.7%
County of Nassau NY
Series 2017C
5.00%, 10/01/26	225	263,162
New York City Transitional Finance Authority
Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	1,085	1,212,921
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/26	205	232,312
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
3.063%, 10/01/36(g)	375	373,628
XLCA Series 2004A
2.818%, 1/01/39(g)	400	398,360
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	460	499,813
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26	1,000	1,119,800

	Principal Amount (000)	U.S. $ Value
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY)
Series 2016
5.00%, 11/01/46	$105	$112,157

		4,212,153

North Carolina - 0.2%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2017
5.00%, 9/01/41 (a)	250	262,905

Ohio - 2.3%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	730	729,978
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (a)(b)	225	235,519
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/28	315	368,049
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	660	702,550
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
5.625%, 6/01/18 (a)	140	134,400
Series 2009D
4.25%, 8/01/29 (a)	250	240,000
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.50%, 1/15/48 (a)(b)	175	181,636
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	45	43,200

		2,635,332

Pennsylvania - 2.5%
Allentown Neighborhood Improvement Zone
Development Authority
Series 2017
5.00%, 5/01/42 (b)	220	236,172
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/23	600	674,382

	Principal Amount (000)	U.S. $ Value
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/51 (a)	$215	$222,719
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	220	243,025
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49	335	355,298
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)(d)(e)(f)	55	550
School District of Philadelphia (The)
Series 2018A
5.00%, 9/01/34	1,000	1,141,070

		2,873,216

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	190	170,050

Tennessee - 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)(b)	280	271,762
Memphis-Shelby County Industrial Development Board (Graceland, Inc.)
Series 2017A
5.50%, 7/01/37 (a)	100	107,149
Tennessee Housing Development Agency
Series 2017
4.00%, 7/01/48	300	316,938

		695,849

Texas - 4.2%
City of Houston TX
Series 2017A
5.00%, 3/01/26	405	473,676
City of San Antonio TX Electric & Gas Systems
Revenue
Series 2012
5.25%, 2/01/24	855	993,989
Harris County-Houston Sports Authority
AGM Series 2014A
5.00%, 11/15/25	615	706,020

	Principal Amount (000)	U.S. $ Value
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	$500	$546,085
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016A
5.75%, 10/01/31 (b)	360	373,180
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village)
Series 2017
5.00%, 1/01/37 (a)	325	343,070
Red River Education Finance Corp. (St. Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	90	98,879
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48 (a)	230	249,867
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	300	317,979
Uptown Development Authority
Series 2017A
5.00%, 9/01/40	625	694,419

		4,797,164

Vermont - 0.4%
Vermont Economic Development Authority (Casella Waste Systems, Inc.)
Series 2013
4.625%, 4/01/36 (b)	100	100,269
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2017A
5.00%, 5/01/47 (a)	335	352,189

		452,458

Virginia - 1.4%
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/47 (a)	325	343,876
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	220	224,884
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	510	509,990

	Principal Amount (000)	U.S. $ Value
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2018V
5.00%, 4/15/22	$500	$556,090

		1,634,840

Washington - 0.8%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (a)(h)	155	158,982
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	340	370,569
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/46 (b)	315	331,358

		860,909

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	105	103,593

Wisconsin - 1.9%
City of Milwaukee WI
Series 2018N
5.00%, 4/01/22	865	960,747
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	325	375,775
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	160	162,357
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	265	292,589
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42-5/01/47	410	436,730

		2,228,198

Total Municipal Obligations (cost $63,855,169)		64,975,188

Company	Shares	U.S. $ Value
COMMON STOCKS - 25.8%
Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Cameco Corp.	1,261	$13,042
Enagas SA	885	23,606
Exxon Mobil Corp.	13,272	1,078,217
Galp Energia SGPS SA	1,479	27,455
Keyera Corp.	774	21,699
Marathon Petroleum Corp.	1,518	119,967
Phillips 66	1,377	160,407
Repsol SA	28,589	544,847
Royal Dutch Shell PLC-Class B	29,580	1,056,489
Snam SpA	7,321	29,962
TOTAL SA	19,426	1,180,982
TransCanada Corp.	2,758	115,459
Valero Energy Corp.	1,343	162,772

		4,534,904

Consumer Staples - 3.6%
Beverages - 0.7%
Anheuser-Busch InBev SA/NV	2,411	226,114
Coca-Cola Co. (The)	12,675	545,025

		771,139

Food & Staples Retailing - 0.2%
ICA Gruppen AB	4	123
Jeronimo Martins SGPS SA	655	10,281
Koninklijke Ahold Delhaize NV	4,095	94,074
Lenta Ltd. (GDR) (b)(e)	1	6
Wesfarmers Ltd.	3,590	123,519

		228,003

Food Products - 0.8%
Archer-Daniels-Midland Co.	1,747	76,379
General Mills, Inc.	1,827	77,264
Nestle SA (REG)	9,832	743,126
Orkla ASA	3,037	27,394
WH Group Ltd. (b)	32,164	32,953

		957,116

Household Products - 0.6%
Kimberly-Clark Corp.	1,119	112,851
Procter & Gamble Co. (The)	7,995	584,994

		697,845

Personal Products - 0.4%
Unilever NV	5,207	290,388
Unilever PLC	3,879	213,865

		504,253

Tobacco - 0.9%
Altria Group, Inc.	5,961	332,266
Imperial Brands PLC	3,035	109,220
Japan Tobacco, Inc.	4,023	108,390
Philip Morris International, Inc.	4,904	390,064

Company	Shares	U.S. $ Value
Swedish Match AB	524	$24,853

		964,793

		4,123,149

Health Care - 3.3%
Biotechnology - 0.6%
AbbVie, Inc.	5,050	499,647
Gilead Sciences, Inc.	4,035	271,959

		771,606

Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	2,979	122,681

Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	953	49,642
Sonic Healthcare Ltd.	1,471	26,138

		75,780

Pharmaceuticals - 2.5%
AstraZeneca PLC	4,008	292,407
Merck & Co., Inc.	8,528	507,672
Novartis AG (REG)	7,039	523,299
Pfizer, Inc.	18,810	675,843
Roche Holding AG	2,222	476,423
Sanofi	3,596	275,647
Takeda Pharmaceutical Co., Ltd.	2,253	91,589

		2,842,880

		3,812,947

Financials - 3.0%
Banks - 1.1%
Bank of Montreal	2,054	159,111
Bank of Nova Scotia (The)	3,793	228,879
BOC Hong Kong Holdings Ltd.	13,616	68,157
Canadian Imperial Bank of Commerce	1,381	120,568
DBS Group Holdings Ltd.	5,678	119,468
Hang Seng Bank Ltd.	2,522	62,879
Oversea-Chinese Banking Corp., Ltd.	9,958	92,844
Royal Bank of Canada	4,616	348,888
United Overseas Bank Ltd.	4,228	88,481

		1,289,275

Capital Markets - 0.4%
3i Group PLC	3,068	38,814
ASX Ltd.	716	32,709
CI Financial Corp.	930	18,032
CME Group, Inc.-Class A	1,076	175,280
Invesco Ltd.	1,280	34,969
Investec PLC	2,337	17,232
Singapore Exchange Ltd.	2,832	15,285
T. Rowe Price Group, Inc.	759	92,158

		424,479

Diversified Financial Services - 0.0%
Standard Life Aberdeen PLC	8,525	39,657

Company	Shares	U.S. $ Value
Insurance - 1.5%
Admiral Group PLC	789	$20,178
Allianz SE (REG)	1,393	287,003
Arthur J Gallagher & Co.	562	37,249
AXA SA	6,140	153,841
Baloise Holding AG (REG)	135	19,833
Cincinnati Financial Corp.	491	34,061
Direct Line Insurance Group PLC	3,771	17,900
Gjensidige Forsikring ASA	373	5,755
Great-West Lifeco, Inc.	1,064	27,006
Hannover Rueck SE (REG)	177	22,335
Insurance Australia Group Ltd.	8,658	53,014
Legal & General Group PLC	19,898	71,270
Manulife Financial Corp.	6,263	118,150
Medibank Pvt Ltd.	9,393	20,757
MS&AD Insurance Group Holdings, Inc.	1,540	48,860
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	492	101,136
Power Corp. of Canada	1,025	23,882
Power Financial Corp.	898	22,377
Principal Financial Group, Inc.	947	52,842
QBE Insurance Group Ltd.	5,074	36,238
Sampo Oyj-Class A	1,515	74,817
SCOR SE	637	23,468
Sun Life Financial, Inc.	1,923	79,480
Swiss Life Holding AG (e)	103	35,132
Swiss Re AG	996	85,647
Tokio Marine Holdings, Inc.	2,146	102,931
Tryg A/S	386	8,885
Zurich Insurance Group AG	458	135,734

		1,719,781

		3,473,192

Materials - 2.4%
Chemicals - 0.9%
BASF SE	2,908	287,121
DowDuPont, Inc.	7,387	473,580
Evonik Industries AG	582	20,418
Givaudan SA (REG)	28	62,395
LyondellBasell Industries NV-Class A	1,065	119,408
Mosaic Co. (The)	969	26,638
Nutrien Ltd.	999	50,551

		1,040,111

Construction Materials - 0.0%
Fletcher Building Ltd.	2,993	13,798

Containers & Packaging - 0.1%
Amcor Ltd./Australia	4,298	45,609
International Paper Co.	1,196	63,986

		109,595

Metals & Mining - 1.3%
Antofagasta PLC	24,680	345,582
Boliden AB	9,972	351,653
Fortescue Metals Group Ltd.	5,694	20,072
Rio Tinto Ltd.	1,333	83,222

Company	Shares	U.S. $ Value
Rio Tinto PLC	12,953	$730,565

		1,531,094

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	2,014	41,314
UPM-Kymmene Oyj	1,755	64,420

		105,734

		2,800,332

Information Technology - 2.4%
Communications Equipment - 0.7%
Cisco Systems, Inc.	15,602	666,361
Nokia Oyj	18,478	106,248

		772,609

IT Services - 0.4%
International Business Machines Corp.	2,758	389,733
Paychex, Inc.	973	63,809
Western Union Co. (The)-Class W	1,355	26,951

		480,493

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	14,660	809,232
Maxim Integrated Products, Inc.	919	53,899
QUALCOMM, Inc.	4,558	264,911

		1,128,042

Software - 0.0%
CA, Inc.	918	32,810

Technology Hardware, Storage & Peripherals - 0.3%
Canon, Inc.	3,378	115,188
HP, Inc.	5,330	117,420
Seagate Technology PLC	929	52,349

		284,957

		2,698,911

Consumer Discretionary - 2.0%
Auto Components - 0.1%
Bridgestone Corp.	2,059	82,404
Cie Generale des Etablissements Michelin SCA-Class B	536	69,296
Nokian Renkaat Oyj	431	16,700

		168,400

Automobiles - 0.5%
Daimler AG (REG)	3,048	220,188
General Motors Co.	3,980	169,946
Nissan Motor Co., Ltd.	7,200	71,411
Subaru Corp.	1,867	56,936

		518,481

Distributors - 0.0%
Genuine Parts Co.	468	42,490

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.0%
H&R Block, Inc.	743	$20,395

Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	393	34,352
Las Vegas Sands Corp.	1,253	101,004
McDonald’s Corp.	2,483	397,305
Sands China Ltd.	7,638	45,510
TUI AG	1,306	30,301

		608,472

Household Durables - 0.2%
Barratt Developments PLC	3,632	26,320
Berkeley Group Holdings PLC	362	20,417
Electrolux AB-Class B	683	16,859
Garmin Ltd.	343	20,611
Leggett & Platt, Inc.	344	14,207
Newell Brands, Inc.	1,536	36,219
Persimmon PLC	933	35,106
Sekisui House Ltd.	2,060	36,615
Taylor Wimpey PLC	9,380	23,684

		230,038

Media - 0.3%
Interpublic Group of Cos., Inc. (The)	1,152	26,035
ITV PLC	12,502	26,966
Omnicom Group, Inc.	755	54,420
Pearson PLC	2,270	27,210
ProSiebenSat.1 Media SE	649	19,082
Publicis Groupe SA	674	47,043
SES SA	1,219	21,125
Shaw Communications, Inc.-Class B	1,222	24,598
Singapore Press Holdings Ltd.	1,658	3,254
WPP PLC	3,922	64,635

		314,368

Multiline Retail - 0.2%
Kohl’s Corp.	517	34,510
Marks & Spencer Group PLC	5,528	20,832
Next PLC	443	34,122
Nordstrom, Inc.	325	15,935
Target Corp.	1,643	119,758

		225,157

Specialty Retail - 0.1%
Gap, Inc. (The)	648	18,131
Hennes & Mauritz AB-Class B	3,071	46,272
Kingfisher PLC	6,591	26,745

		91,148

Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.	903	39,479
VF Corp.	1,051	85,299

		124,778

		2,343,727

Company	Shares	U.S. $ Value
Industrials - 2.0%
Aerospace & Defense - 0.3%
BAE Systems PLC	10,020	$85,058
Lockheed Martin Corp.	801	251,947
Meggitt PLC	2,733	17,840
Singapore Technologies Engineering Ltd.	4,995	12,946

		367,791

Air Freight & Logistics - 0.1%
Deutsche Post AG (REG)	3,074	116,587
Kuehne & Nagel International AG (REG)	149	22,495
Royal Mail PLC	3,291	22,145

		161,227

Airlines - 0.0%
Japan Airlines Co., Ltd.	472	18,252

Building Products - 0.1%
Cie de Saint-Gobain	1,593	79,772

Commercial Services & Supplies - 0.0%
G4S PLC	5,674	20,331

Construction & Engineering - 0.2%
Bouygues SA	795	36,710
Skanska AB-Class B	1,257	23,152
Vinci SA	1,598	157,168

		217,030

Electrical Equipment - 0.5%
ABB Ltd. (REG)	5,754	130,173
Eaton Corp. PLC	1,408	107,825
Emerson Electric Co.	2,026	143,522
Schneider Electric SE (Paris)	1,795	155,168

		536,688

Industrial Conglomerates - 0.4%
CK Hutchison Holdings Ltd.	8,550	96,275
Siemens AG (REG)	2,375	309,532
Smiths Group PLC	1,149	26,849

		432,656

Machinery - 0.2%
ANDRITZ AG	254	12,670
Cummins, Inc.	500	71,195
IMI PLC	458	7,054
Kone Oyj-Class B	1,114	55,114
SKF AB-Class B	1,360	26,443
Wartsila Oyj Abp	1,353	28,634

		201,110

Professional Services - 0.1%
Adecco Group AG (REG)	509	30,565
Randstad NV	441	26,301
SGS SA (REG)	17	44,038

		100,904

Company	Shares	U.S. $ Value
Road & Rail - 0.0%
Aurizon Holdings Ltd.	7,064	$22,923
ComfortDelGro Corp., Ltd.	7,910	14,481

		37,404

Trading Companies & Distributors - 0.1%
ITOCHU Corp.	4,738	88,656
Travis Perkins PLC	925	16,527

		105,183

Transportation Infrastructure - 0.0%
Auckland International Airport Ltd.	3,515	16,210
SATS Ltd.	124	476

		16,686

		2,295,034

Utilities - 1.7%
Electric Utilities - 1.2%
Alliant Energy Corp.	632	26,177
American Electric Power Co., Inc.	1,557	105,798
CK Infrastructure Holdings Ltd.	2,575	19,389
CLP Holdings Ltd.	5,389	56,582
Duke Energy Corp.	2,216	170,987
EDP-Energias de Portugal SA	8,217	32,138
Endesa SA	1,174	25,902
Eversource Energy	1,040	59,363
Fortis, Inc./Canada	1,320	42,178
Iberdrola SA	18,393	130,616
NextEra Energy, Inc.	1,486	246,394
OGE Energy Corp.	703	24,619
PG&E Corp.	1,556	67,422
Pinnacle West Capital Corp.	325	25,873
Power Assets Holdings Ltd.	4,254	29,587
PPL Corp.	2,035	55,596
Red Electrica Corp. SA	1,264	24,679
SSE PLC	3,249	59,020
Terna Rete Elettrica Nazionale SpA	5,216	27,616
Xcel Energy, Inc.	1,558	70,920

		1,300,856

Gas Utilities - 0.0%
Gas Natural SDG SA	1,296	31,813

Multi-Utilities - 0.5%
Ameren Corp.	774	45,813
CMS Energy Corp.	840	38,749
Consolidated Edison, Inc.	960	73,661
DTE Energy Co.	523	53,571
Innogy SE (b)	507	21,379
National Grid PLC	10,824	119,464
Public Service Enterprise Group, Inc.	1,584	83,920
Sempra Energy	749	79,791
WEC Energy Group, Inc.	931	58,793

		575,141

		1,907,810

Company	Shares	U.S. $ Value
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	19,232	$621,578
BCE, Inc.	569	23,702
BT Group PLC	26,782	72,636
Elisa Oyj	521	23,342
HKT Trust & HKT Ltd.-Class SS	13,845	17,452
Singapore Telecommunications Ltd.	29,859	73,069
Spark New Zealand Ltd.	6,458	16,509
Swisscom AG (REG)	82	36,585
Telstra Corp., Ltd.	15,223	32,166
TELUS Corp.	540	18,987

		936,026

Wireless Telecommunication Services - 0.4%
NTT DOCOMO, Inc.	4,321	111,447
Rogers Communications, Inc.-Class B	1,175	55,143
Vodafone Group PLC	84,432	215,761

		382,351

		1,318,377

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Daito Trust Construction Co., Ltd.	260	42,377
Hang Lung Properties Ltd.	7,401	16,758
Henderson Land Development Co., Ltd.	4,329	28,376
LendLease Group	1,999	28,290
New World Development Co., Ltd.	21,542	32,897
Sino Land Co., Ltd.	10,511	18,113
Sun Hung Kai Properties Ltd.	4,940	79,464
Swire Properties Ltd.	1,986	7,777
Swiss Prime Site AG (REG) (e)	172	16,057

		270,109

Total Common Stocks (cost $28,734,465)		29,578,492

PREFERRED STOCKS - 6.5%
Real Estate - 6.5%
Diversified REITs - 1.3%
Colony NorthStar, Inc.
Series H
7.125%	8,400	192,948
Colony NorthStar, Inc.
Series I
7.15%	10,750	246,712
Global Net Lease, Inc.
Series A
7.25%	5,900	145,199
Investors Real Estate Trust
Series C
6.625%	1,675	39,781
PS Business Parks, Inc.
Series X
5.25%	10,000	229,500

Company	Shares	U.S. $ Value
PS Business Parks, Inc.
Series Y
5.20%	1,050	$23,699
Spirit Realty Capital, Inc.
Series A
6.00%	6,800	147,628
VEREIT, Inc.
Series F
6.70%	18,500	468,050
Vornado Realty Trust
Series K
5.70%	1,600	38,624

		1,532,141

Health Care REITs - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45%	6,600	165,000

Hotel & Resort REITs - 1.1%
Ashford Hospitality Trust, Inc.
Series F
7.375%	9,000	210,825
Ashford Hospitality Trust, Inc.
Series G
7.375%	1,000	23,435
Hersha Hospitality Trust
Series C
6.875%	1,000	24,300
Hersha Hospitality Trust
Series E
6.50%	12,600	290,304
LaSalle Hotel Properties
Series I
6.375%	4,250	106,760
LaSalle Hotel Properties
Series J
6.30%	5,600	140,112
Pebblebrook Hotel Trust
Series C
6.50%	9,900	243,936
Summit Hotel Properties, Inc.
Series E
6.25%	10,500	247,170

		1,286,842

Industrial REITs - 0.3%
Gramercy Property Trust
Series A
7.125%	300	7,668
Monmouth Real Estate Investment Corp.
Series C
6.125%	5,500	130,845
Rexford Industrial Realty, Inc.
Series B
5.875%	6,850	159,263
STAG Industrial, Inc.
Series B
6.625%	1,000	25,190

		322,966

Company	Shares	U.S. $ Value
Office REITs - 0.2%
Boston Properties, Inc.
Series B
5.25%	3,100	$73,904
SL Green Realty Corp.
Series I
6.50%	5,100	129,642

		203,546

Residential REITs - 0.8%
American Homes 4 Rent
Series E
6.35%	4,725	117,842
American Homes 4 Rent
Series F
5.875%	9,600	227,520
Apartment Investment & Management Co.
Series A
6.875%	9,400	245,246
UMH Properties, Inc.
Series C
6.75%	10,300	261,311
UMH Properties, Inc.
Series D
6.375%	2,000	46,460

		898,379

Retail REITs - 1.6%
Cedar Realty Trust, Inc.
Series C
6.50%	8,325	162,754
DDR Corp.
Series A
6.375%	15,800	369,562
Federal Realty Investment Trust
Series C
5.00%	3,500	77,105
GGP, Inc.
Series A
6.375%	10,000	242,100
Kimco Realty Corp.
Series J
5.50%	10,200	233,172
Pennsylvania Real Estate Investment Trust
Series D
6.875%	3,000	62,970
Saul Centers, Inc.
Series D
6.125%	10,000	226,000
Taubman Centers, Inc.
Series J
6.50%	4,000	96,480
Urstadt Biddle Properties, Inc.
Series H
6.25%	8,375	194,300

Company	Shares	U.S. $ Value
Washington Prime Group, Inc.
Series H
7.50%	5,000	$112,550

		1,776,993

Specialized REITs - 1.1%
Digital Realty Trust, Inc.
Series C
6.625%	9,100	240,331
Digital Realty Trust, Inc.
Series G
5.875%	7,800	196,482
EPR Properties
Series G
5.75%	5,575	127,667
National Storage Affiliates Trust
Series A
6.00%	2,500	61,000
Public Storage
Series C
5.125%	8,200	202,294
Public Storage
Series E
4.90%	3,100	74,090
Public Storage
Series G
5.05%	6,000	145,080
Public Storage
Series Z
6.00%	7,000	182,140

		1,229,084

Total Preferred Stocks (cost $7,842,057)		7,414,951

INVESTMENT COMPANIES - 4.8%
Funds and Investment Trusts - 4.8% (k)
iShares International Developed Real Estate ETF	4,416	132,215
iShares Mortgage Real Estate ETF	44,730	1,960,516
JPMorgan Alerian MLP Index ETN	109,167	2,963,884
PowerShares KBW Premium Yield Equity REIT Portfolio	9,208	312,796
Vanguard Real Estate ETF	2,068	163,144

Total Investment Companies (cost $5,550,032)		5,532,555

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.7%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.57% (i)(j)(k) (cost $4,315,964)	4,315,964	$4,315,964

Total Investments - 97.5% (cost $110,297,687) (l)		111,817,150
Other assets less liabilities - 2.5%		2,809,627

Net Assets - 100.0%		$114,626,777

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at May 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	21	September 2018	CAD	2,100		$2,149,923	$2,201,712	$51,789
Amsterdam Index Futures	1	June 2018	EUR	– 0	–**	130,995	129,110	(1,885)
Cac40 10 Euro Futures	7	June 2018	EUR	– 0	–**	447,355	440,101	(7,254)
DAX Index Futures	1	June 2018	EUR	– 0	–**	379,506	368,602	(10,904)
Euro STOXX 50 Index Futures	54	June 2018	EUR	1		2,143,707	2,150,796	7,089
FTSE 100 Index Futures	15	June 2018	GBP	– 0	–**	1,495,708	1,529,418	33,710
IBEX 35 Index Futures	1	June 2018	EUR	– 0	–**	119,427	110,441	(8,986)
Mini MSCI Emerging Markets Futures	11	June 2018	USD	1		660,442	616,935	(43,507)
OMXS30 Index Futures	38	June 2018	SEK	4		686,222	665,068	(21,154)
SPI 200 Futures	5	June 2018	AUD	– 0	–**	560,959	568,700	7,741
TOPIX Index Futures	15	June 2018	JPY	150		2,389,916	2,405,433	15,517
U.S. T-Note 10 Yr (CBT) Futures	85	September 2018	USD	8,500		10,250,036	10,237,188	(12,848)
Sold Contracts
10 Yr Australian Bond Futures	15	June 2018	AUD	1,500		1,449,392	1,463,405	(14,013)
10 Yr Japan Bond (OSE) Futures	1	June 2018	JPY	100,000		1,385,295	1,387,783	(2,488)
Euro-Bund Futures	11	June 2018	EUR	1,100		2,044,611	2,085,049	(40,438)
Hang Seng Index Futures	5	June 2018	HKD	– 0	–**	974,541	972,084	2,457
Long Gilt Futures	11	September 2018	GBP	1,100		1,762,626	1,805,338	(42,712)
Mini S&P TSX 60 Futures	37	June 2018	CAD	2		1,298,782	1,354,470	(55,688)
MSCI EAFE Futures	119	June 2018	USD	6		11,977,678	11,822,650	155,028
MSCI Singapore Index Futures	2	June 2018	SGD	– 0	–**	59,947	58,483	1,464
S&P 500 E-Mini Futures	116	June 2018	USD	6		15,743,117	15,691,900	51,217
S&P/TSX 60 Index Futures	3	June 2018	CAD	1		437,711	439,287	(1,576)
SPI 200 Futures	3	June 2018	AUD	– 0	–**	345,273	341,220	4,053

								$66,612

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	TWD	71,312	USD	2,460	6/07/18	$79,728
Bank of America, NA	USD	952	JPY	103,753	6/19/18	2,907
Bank of America, NA	USD	1,001	TRY	3,928	6/19/18	(139,615)
Bank of America, NA	USD	615	RUB	38,043	6/26/18	(5,845)
Bank of America, NA	USD	1,059	PHP	56,264	9/11/18	1,228
Barclays Bank PLC	USD	1,250	TWD	36,372	6/07/18	(36,052)
Barclays Bank PLC	TRY	1,115	USD	234	6/19/18	(10,392)
Barclays Bank PLC	USD	192	CHF	189	6/19/18	327
Barclays Bank PLC	USD	1,717	MXN	32,355	6/19/18	(99,439)
Barclays Bank PLC	USD	980	NOK	7,619	6/19/18	(48,550)
Barclays Bank PLC	CLP	400,426	USD	671	6/21/18	35,685
Barclays Bank PLC	CNY	6,952	USD	1,094	7/19/18	13,500
Barclays Bank PLC	KRW	348,707	USD	328	7/26/18	4,322
BNP Paribas SA	USD	521	JPY	56,813	6/19/18	1,926

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	552	PEN	1,800	6/21/18	$(2,284)
Citibank, NA	CAD	693	USD	551	6/19/18	15,920
Citibank, NA	EUR	1,570	USD	1,937	6/19/18	99,841
Citibank, NA	GBP	744	USD	1,033	6/19/18	42,997
Citibank, NA	JPY	167,461	USD	1,554	6/19/18	13,170
Citibank, NA	USD	1,577	JPY	167,461	6/19/18	(36,210)
Citibank, NA	USD	478	RUB	29,573	6/26/18	(4,737)
Citibank, NA	KRW	467,164	USD	439	7/26/18	6,224
Citibank, NA	USD	1,132	INR	76,897	8/09/18	(1,079)
Credit Suisse International	CAD	1,179	USD	919	6/19/18	9,416
Credit Suisse International	CHF	1,498	USD	1,593	6/19/18	71,145
Credit Suisse International	CLP	232,949	USD	375	6/19/18	5,431
Credit Suisse International	MXN	13,172	USD	711	6/19/18	52,052
Credit Suisse International	NOK	16,669	USD	2,127	6/19/18	88,596
Credit Suisse International	NZD	1,177	USD	821	6/19/18	(2,950)
Credit Suisse International	PLN	712	USD	207	6/19/18	14,580
Credit Suisse International	SEK	5,981	USD	690	6/19/18	11,270
Credit Suisse International	TWD	5,466	USD	185	6/19/18	2,072
Credit Suisse International	USD	2,014	EUR	1,654	6/19/18	(77,790)
Credit Suisse International	USD	1,667	NOK	13,243	6/19/18	(47,729)
Credit Suisse International	USD	1,987	SEK	16,652	6/19/18	(96,280)
Credit Suisse International	USD	231	ZAR	2,887	6/19/18	(4,229)
Deutsche Bank AG	COP	2,081,612	USD	767	6/21/18	47,548
Deutsche Bank AG	USD	592	IDR	8,377,054	6/29/18	8,414
Deutsche Bank AG	USD	518	INR	35,237	8/09/18	222
Goldman Sachs Bank USA	EUR	1,054	USD	1,283	6/19/18	50,154
Goldman Sachs Bank USA	GBP	621	USD	858	6/19/18	31,743
Goldman Sachs Bank USA	USD	781	CAD	997	6/19/18	(11,793)
Goldman Sachs Bank USA	USD	1,963	EUR	1,570	6/19/18	(125,579)
Goldman Sachs Bank USA	USD	1,175	GBP	852	6/19/18	(41,534)
Goldman Sachs Bank USA	USD	798	TRY	3,312	6/19/18	(71,422)
Goldman Sachs Bank USA	USD	366	IDR	5,076,983	7/26/18	(3,318)
HSBC Bank USA	USD	1,040	GBP	744	6/19/18	(50,194)
Morgan Stanley & Co., Inc.	SEK	17,239	USD	2,100	6/19/18	143,524
Morgan Stanley & Co., Inc.	USD	552	CAD	693	6/19/18	(17,421)
Morgan Stanley & Co., Inc.	USD	1,555	JPY	165,052	6/19/18	(35,837)
Royal Bank of Scotland PLC	PEN	5,746	USD	1,777	6/21/18	22,769
Standard Chartered Bank	USD	304	CNY	1,925	7/19/18	(5,167)
State Street Bank & Trust Co.	AUD	628	USD	489	6/19/18	14,520
State Street Bank & Trust Co.	AUD	926	USD	700	6/19/18	(695)
State Street Bank & Trust Co.	CAD	454	USD	353	6/19/18	2,931
State Street Bank & Trust Co.	CHF	416	USD	447	6/19/18	24,766
State Street Bank & Trust Co.	CHF	388	USD	390	6/19/18	(4,293)
State Street Bank & Trust Co.	CZK	3,125	USD	152	6/19/18	10,720
State Street Bank & Trust Co.	GBP	231	USD	328	6/19/18	20,408
State Street Bank & Trust Co.	HUF	106,643	USD	424	6/19/18	33,705
State Street Bank & Trust Co.	NZD	1,086	USD	789	6/19/18	28,325
State Street Bank & Trust Co.	PLN	1,533	USD	451	6/19/18	35,738
State Street Bank & Trust Co.	THB	20,371	USD	647	6/19/18	10,137
State Street Bank & Trust Co.	USD	759	AUD	968	6/19/18	(26,736)
State Street Bank & Trust Co.	USD	346	CAD	442	6/19/18	(4,842)
State Street Bank & Trust Co.	USD	659	CHF	613	6/19/18	(36,631)
State Street Bank & Trust Co.	USD	145	CZK	3,086	6/19/18	(5,163)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	261	EUR	218	6/19/18	$(5,968)
State Street Bank & Trust Co.	USD	113	GBP	82	6/19/18	(3,979)
State Street Bank & Trust Co.	USD	178	NOK	1,379	6/19/18	(9,532)
State Street Bank & Trust Co.	USD	491	NZD	678	6/19/18	(15,752)
State Street Bank & Trust Co.	USD	226	PLN	767	6/19/18	(17,919)
State Street Bank & Trust Co.	USD	175	THB	5,583	6/19/18	(764)
State Street Bank & Trust Co.	USD	258	ZAR	3,162	6/19/18	(9,768)
State Street Bank & Trust Co.	ZAR	8,545	USD	703	6/19/18	33,443
State Street Bank & Trust Co.	MYR	706	USD	183	7/12/18	6,021
State Street Bank & Trust Co.	USD	253	MYR	996	7/12/18	(4,037)
UBS AG	JPY	108,935	USD	1,022	6/19/18	20,027

						$(4,073)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	560	EUR	3,425.00	July 2018	EUR	1		$40,720	$(38,129)
FTSE 100 Index	Citibank, NA	110	GBP	7,700.00	June 2018	GBP	– 0	–**	13,507	(8,340)
Nikkei 225 Index	Goldman Sachs International	5,000	JPY	22,250.00	July 2018	JPY	5		21,833	(17,434)
S&P 500 Index	Goldman Sachs International	2,100	USD	2,725.00	June 2018	USD	2		83,286	(34,311)
S&P 500 Index	Goldman Sachs International	500	USD	2,620.00	June 2018	USD	1		20,385	(46,944)

									$179,731	$(145,158)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	560	EUR	3,425.00	July 2018	EUR	1		$57,611	$(57,176)
FTSE 100 Index	Citibank, NA	110	GBP	7,700.00	June 2018	GBP	– 0	–**	9,698	(13,388)
Nikkei 225 Index	Goldman Sachs International	5,000	JPY	22,250.00	July 2018	JPY	5		19,229	(21,086)
S&P 500 Index	Goldman Sachs International	500	USD	2,620.00	June 2018	USD	1		30,495	(3,803)
S&P 500 Index	Goldman Sachs International	2,100	USD	2,725.00	June 2018	USD	2		73,406	(73,455)

									$190,439	$(168,908)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	7,850	4/27/27	6 Month NIBOR	1.935%	Semi-Annual/Annual	$(12,104)	$	– 0	–	$(12,104)
CHF	20	11/03/27	0.263%	6 Month LIBOR	Annual/Semi-Annual	124		– 0	–	124
SEK	7,060	12/06/27	3 Month STIBOR	1.083%	Quarterly/Annual	3,978		(4)		3,982
NOK	3,430	12/06/27	6 Month NIBOR	1.795%	Semi-Annual/Annual	(10,091)		– 0	–	(10,091)
NZD	820	3/05/28	3 Month BKBM	3.195%	Quarterly/Semi-Annual	7,570		– 0	–	7,570
NOK	3,990	5/15/28	6 Month NIBOR	2.234%	Semi-Annual/Annual	4,008		– 0	–	4,008
CHF	930	5/15/28	0.490%	6 Month LIBOR	Annual/Semi-Annual	(9,955)		4		(9,959)
NZD	420	5/15/28	3 Month BKBM	3.156%	Quarterly/Semi-Annual	1,954		– 0	–	1,954

						$(14,516)	$	– 0	–	$(14,516)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.30%	USD	155	$(1,646)	$(9,286)	$7,640
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	122	(1,291)	(6,880)	5,589
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	72	(765)	(2,938)	2,173
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	166	(1,763)	(9,989)	8,226
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	63	(670)	(3,641)	2,971

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at May 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.30%	USD	62	$(659)	$(3,352)	$2,693
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	88	(940)	(3,495)	2,555
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.15	USD	149	(16,658)	(22,366)	5,708
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.30	USD	24	(255)	(984)	729

						$(24,647)	$(62,931)	$38,284

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	5,800,000	LIBOR	Quarterly	USD	5,800	6/20/18	$(32,769)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services, Inc.
MSABILN7	39,695,758	Fed Fund Effective 55	Maturity	USD	39,696	6/29/18	– 0	–

							$(32,769)

**	Notional amount less than 500.

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate market value of these securities amounted to $5,451,906 or 4.8% of net assets.
(c)	Defaulted.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2018 and the aggregate market value of these securities amounted to $771,988 or 0.67% of net assets.
(h)	When-Issued or delayed delivery security.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.

(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(l)	As of May 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,724,229 and gross unrealized depreciation of investments was $(4,095,125), resulting in net unrealized appreciation of $1,629,104.

As of May 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.6% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ASX	-	Australian Stock Exchange
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
ETN	-	Exchange Traded Note
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
IBEX	-	International Business Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International

NIBOR	-	Norwegian Interbank Offered Rate
OMXS	-	Stockholm Stock Exchange
OSE	-	Osaka Securities Exchange
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABILN7 as of May 31, 2018.

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Nice Ltd.	13,719	$513,231,365	23.3%
Nippon Telegraph & Telephone Corp.	33,882	172,999,097	7.8%
Oracle Corp Japan	18,788	155,750,038	7.1%
Royal Dutch Shell PLC	57,710	154,490,351	7.0%
Otsuka Corp.	25,884	116,347,606	5.3%
Croda International PLC	22,367	104,275,109	4.7%
Mitsubishi UFJ Financial Group Inc.	147,939	97,018,531	4.4%
British American Tobacco PLC	23,881	92,397,456	4.2%
Intertek Group PLC	15,723	85,942,990	3.9%
Next PLC	13,896	80,597,463	3.7%
Moneysupermarket.com Group PLC	235,728	74,702,138	3.4%
Diageo PLC	26,360	72,818,346	3.3%
IG Group Holdings PLC	65,074	56,256,182	2.5%
Auto Trader Group PLC	151,711	53,493,423	2.4%
Persimmon PLC	18,744	53,082,887	2.4%
Compass Group PLC	30,318	49,039,315	2.2%
Unilever PLC	10,408	43,155,059	2.0%
Indivior PLC	83,530	40,169,527	1.8%
Daiichikosho Co Ltd.	7,591	38,560,994	1.7%
Direct Line Insurance Group PLC	90,244	32,262,158	1.5%
HKT Trust & HKT Ltd.	1,329,225	13,092,869	0.6%
Hang Seng Bank Ltd.	55,899	10,972,881	0.5%
Salmar ASA	29,398	10,495,046	0.5%
DNB ASA	41,668	6,104,434	0.3%
Telenor ASA	33,922	5,717,549	0.3%
Tryg A/S	33,326	4,888,920	0.2%
Royal Unibrew A/S	7,442	3,401,044	0.2%
Aristocrat Leisure Ltd.	84,867	2,549,420	0.1%
Total System Services Inc.	29,208	2,488,213	0.1%
UnitedHealth Group Inc.	9,164	2,213,275	0.1%
Oracle Corp.	39,946	1,866,293	0.1%
Raytheon Co.	8,827	1,849,341	0.1%
Toronto-Dominion Bank/The	24,336	1,842,208	0.1%
Microsoft Corp.	18,320	1,810,775	0.1%
Anthem Inc.	7,670	1,698,260	0.1%
Royal Bank of Canada	15,900	1,558,156	0.1%
Swiss Re AG	17,054	1,452,668	0.1%
Booz Allen Hamilton Holding Corp.	31,990	1,442,428	0.1%
Apple Inc.	7,638	1,427,244	0.1%
Boeing Co./The	4,004	1,409,920	0.1%

Security Description	Shares	Market Value as of 5/31/18	Percent of Basket’s Net Assets
Amadeus IT Group SA	20,436	$1,387,590	0.1%
Ross Stores Inc.	16,613	1,310,466	0.1%
DBS Group Holdings Ltd.	45,859	1,301,021	0.1%
Amcor Ltd./Australia	91,305	1,283,755	0.1%
Tyson Foods Inc.	18,554	1,251,822	0.1%
Comcast Corp.	40,086	1,249,867	0.1%
Fidelity National Information Services Inc.	11,672	1,193,103	0.1%
FNF Group	32,225	1,191,019	0.1%
Texas Instruments Inc.	10,352	1,158,525	0.1%
Marsh & McLennan Cos., Inc.	14,404	1,157,645	0.1%
Other	584,597	29,146,075	0.5%

Total		$2,206,501,867	100.0%

AB Tax-Managed All Market Income Portfolio

May 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2018:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$56,758,127	$8,217,061		$64,975,188
Common Stocks:
Energy		1,671,563		2,863,341	– 0	–	4,534,904
Consumer Staples		2,118,849		2,004,300	– 0	–	4,123,149
Health Care		2,004,763		1,808,184	– 0	–	3,812,947
Financials		1,572,932		1,900,260	– 0	–	3,473,192
Materials		734,163		2,066,169	– 0	–	2,800,332
Information Technology		2,477,475		221,436	– 0	–	2,698,911
Consumer Discretionary		1,300,966		1,042,761	– 0	–	2,343,727

Industrials	574,489		1,720,545		– 0	–	2,295,034
Utilities	1,359,212		548,598		– 0	–	1,907,810
Telecommunication Services	719,410		598,967		– 0	–	1,318,377
Real Estate	– 0	–	270,109		– 0	–	270,109
Preferred Stocks	7,414,951		– 0	–	– 0	–	7,414,951
Investment Companies	5,532,555		– 0	–	– 0	–	5,532,555
Short-Term Investments	4,315,964		– 0	–	– 0	–	4,315,964

Total Investments in Securities	31,797,292		71,802,797		8,217,061		111,817,150
Other Financial Instruments(a):
Assets:
Futures	258,034		72,031		– 0	–	330,065
Forward Currency Exchange Contracts	– 0	–	1,117,452		– 0	–	1,117,452
Centrally Cleared Interest Rate Swaps	– 0	–	17,634		– 0	–	17,634
Liabilities:
Futures	(213,270)		(50,183)		– 0	–	(263,453)
Forward Currency Exchange Contracts	– 0	–	(1,121,525)		– 0	–	(1,121,525)
Call Options Written	– 0	–	(145,158)		– 0	–	(145,158)
Put Options Written	– 0	–	(168,908)		– 0	–	(168,908)
Centrally Cleared Interest Rate Swaps	– 0	–	(32,150)		– 0	–	(32,150)
Credit Default Swaps	– 0	–	(24,647)		– 0	–	(24,647)
Total Return Swaps	– 0	–	(32,769)		– 0	–	(32,769)

Total(b)	$31,842,056		$71,434,574		$8,217,061		$111,493,691

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 8/31/17	$3,654,007	$3,654,007
Accrued discounts/(premiums)	9,053	9,053
Realized gain (loss)	9,502	9,502
Change in unrealized appreciation/depreciation	7,569	7,569
Purchases	4,858,054	4,858,054
Sales	(338,785)	(338,785)
Transfers in to Level 3	291,688	291,688
Transfers out of Level 3	(274,027)	(274,027)

Balance as of 5/31/18	$8,217,061	$8,217,061 (a)

Net change in unrealized appreciation/depreciation from investments held as of 5/31/18	$16,869	$16,869

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of May 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2018 is as follows:

Fund	Market Value 8/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$852	$64,510	$61,046	$4,316	$20

AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 52.9%
Information Technology - 15.5%
Communications Equipment - 0.9%
Cisco Systems, Inc.	107,060	$4,572,533
Nokia Oyj (Sponsored ADR)-Class A	384,028	2,223,522

		6,796,055

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp./DE	46,013	3,683,341

Internet Software & Services - 4.6%
Alphabet, Inc.-Class A (a)	1,345	1,479,500
Alphabet, Inc.-Class C (a)	14,189	15,394,923
eBay, Inc. (a)	67,379	2,541,536
Facebook, Inc.-Class A (a)	75,057	14,394,431

		33,810,390

IT Services - 2.0%
Cognizant Technology Solutions Corp.-Class A	38,105	2,871,212
Total System Services, Inc.	28,288	2,409,855
Visa, Inc.-Class A	70,464	9,211,054

		14,492,121

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	97,816	5,399,443
Texas Instruments, Inc.	37,673	4,215,985
Xilinx, Inc.	59,159	4,029,320

		13,644,748

Software - 3.0%
Adobe Systems, Inc. (a)	10,938	2,726,625
Electronic Arts, Inc. (a)	4,384	573,909
Microsoft Corp.	111,729	11,043,294
Oracle Corp.	157,911	7,377,602

		21,721,430

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	72,653	13,576,666
HP, Inc.	154,028	3,393,237
Xerox Corp.	73,806	2,006,047

		18,975,950

		113,124,035

Financials - 8.5%
Banks - 4.4%
Bank of America Corp.	372,263	10,810,517
Citigroup, Inc.	75,798	5,054,969
JPMorgan Chase & Co.	90,932	9,730,633
Wells Fargo & Co.	124,133	6,701,941

		32,298,060

Capital Markets - 1.5%
CME Group, Inc.-Class A	15,540	2,531,466
Goldman Sachs Group, Inc. (The)	20,501	4,630,766

Company	Shares	U.S. $ Value
S&P Global, Inc.	18,247	$3,603,782

		10,766,014

Consumer Finance - 0.5%
Capital One Financial Corp.	4,640	436,160
Synchrony Financial	101,334	3,509,196

		3,945,356

Insurance - 2.1%
Allstate Corp. (The)	9,497	887,780
American International Group, Inc.	71,030	3,749,674
Everest Re Group Ltd.	17,250	3,886,253
FNF Group	44,313	1,637,808
Progressive Corp. (The)	79,871	4,959,190

		15,120,705

		62,130,135

Health Care - 7.2%
Biotechnology - 1.1%
Biogen, Inc. (a)	14,535	4,272,709
Gilead Sciences, Inc.	49,633	3,345,264

		7,617,973

Health Care Equipment & Supplies - 1.3%
Edwards Lifesciences Corp. (a)	31,487	4,323,480
Intuitive Surgical, Inc. (a)	4,771	2,193,086
Medtronic PLC	30,154	2,602,893

		9,119,459

Health Care Providers & Services - 2.9%
Aetna, Inc.	30,662	5,400,498
Anthem, Inc.	15,580	3,449,724
Cigna Corp.	10,233	1,733,163
McKesson Corp.	19,854	2,818,077
Quest Diagnostics, Inc.	12,282	1,308,401
UnitedHealth Group, Inc.	27,938	6,747,306

		21,457,169

Pharmaceuticals - 1.9%
Johnson & Johnson	15,142	1,811,286
Merck & Co., Inc.	60,072	3,576,086
Pfizer, Inc.	150,937	5,423,166
Zoetis, Inc.	39,761	3,327,996

		14,138,534

		52,333,135

Consumer Discretionary - 6.0%
Auto Components - 0.5%
Magna International, Inc. (New York)-Class A	61,846	3,962,473

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	33,787	$2,104,255
McDonald’s Corp.	19,589	3,134,436
Starbucks Corp.	11,118	630,057

		5,868,748

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc. (a)	566	1,193,649

Media - 1.3%
Comcast Corp.-Class A	198,933	6,202,731
Walt Disney Co. (The)	32,409	3,223,723

		9,426,454

Specialty Retail - 2.5%
AutoZone, Inc. (a)	2,262	1,468,762
Home Depot, Inc. (The)	40,865	7,623,366
Ross Stores, Inc.	46,465	3,665,159
TJX Cos., Inc. (The)	59,614	5,384,336

		18,141,623

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc.-Class B	65,504	4,703,187

		43,296,134

Industrials - 4.2%
Aerospace & Defense - 2.5%
Boeing Co. (The)	17,025	5,995,524
L3 Technologies, Inc.	10,284	2,039,626
Northrop Grumman Corp.	16,769	5,487,655
Raytheon Co.	21,369	4,476,805

		17,999,610

Airlines - 0.4%
Delta Air Lines, Inc.	48,076	2,598,508

Electrical Equipment - 0.1%
Eaton Corp. PLC	6,425	492,026

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	30,769	4,551,043
Roper Technologies, Inc.	10	2,758

		4,553,801

Machinery - 0.0%
Oshkosh Corp.	4,325	314,644

Road & Rail - 0.6%
Norfolk Southern Corp.	31,194	4,730,570

		30,689,159

Consumer Staples - 4.1%
Beverages - 1.0%
Constellation Brands, Inc.-Class A	11,137	2,484,442
PepsiCo, Inc.	44,411	4,452,203

		6,936,645

Company	Shares	U.S. $ Value
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	24,038	$4,765,293
Walmart, Inc.	77,573	6,402,875

		11,168,168

Food Products - 0.3%
Tyson Foods, Inc.-Class A	36,840	2,485,595

Household Products - 0.6%
Procter & Gamble Co. (The)	55,988	4,096,642

Tobacco - 0.7%
Altria Group, Inc.	89,311	4,978,195

		29,665,245

Energy - 3.0%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	39,408	2,706,147

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	45,245	5,623,953
Devon Energy Corp.	25,784	1,071,841
EOG Resources, Inc.	43,613	5,138,048
Exxon Mobil Corp.	48,651	3,952,407
Marathon Petroleum Corp.	45,817	3,620,918

		19,407,167

		22,113,314

Real Estate - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Crown Castle International Corp.	41,083	4,278,794
Mid-America Apartment Communities, Inc.	53,010	4,959,616
Sun Communities, Inc.	35,017	3,385,444

		12,623,854

Real Estate Management & Development - 0.2%
CBRE Group, Inc.-Class A (a)	21,969	1,014,748

		13,638,602

Utilities - 1.6%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	86,569	5,882,364
Edison International	42,669	2,652,305

		8,534,669

Multi-Utilities - 0.4%
NiSource, Inc.	134,854	3,411,806

		11,946,475

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	40,168	1,914,809

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	34,179	1,903,770

Company	Shares	U.S. $ Value
		$3,818,579

Materials - 0.4%
Chemicals - 0.4%
DowDuPont, Inc.	48,771	3,126,709

Total Common Stocks (cost $302,863,616)		385,881,522

INVESTMENT COMPANIES - 46.8%
Funds and Investment Trusts - 46.8% (d)
AB Discovery Growth Fund, Inc.-Class Z (a)(b)	1,447,786	18,994,953
AB Discovery Value Fund-Class Z (b)	782,670	18,142,299
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z (b)	3,264,788	42,605,481
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z (b)	10,984,742	141,922,869
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z (b)	1,587,299	20,015,836
Sanford C. Bernstein Fund, Inc.-AB Tax-Managed International Portfolio-Class Z (b)	4,437,412	79,651,541
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z (b)	609,624	19,440,914

Total Investment Companies (cost $322,205,636)		340,773,893

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.57% (b)(c)(d) (cost $1,114,036)	1,114,036	1,114,036

Total Investments - 99.9% (cost $626,183,288) (e)		727,769,451
Other assets less liabilities - 0.1%		1,035,753

Net Assets - 100.0%		$728,805,204

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of May 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $107,140,093 and gross unrealized depreciation of investments was $(5,553,930), resulting in net unrealized appreciation of $101,586,163.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$385,881,522		$	– 0	–	$	– 0	–	$385,881,522
Investment Companies	340,773,893			– 0	–		– 0	–	340,773,893
Short-Term Investments	1,114,036			– 0	–		– 0	–	1,114,036

Total Investments in Securities	727,769,451			– 0	–		– 0	–	727,769,451
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$727,769,451		$	– 0	–	$	– 0	–	$727,769,451

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Strategy’s transactions in AB mutual funds for the nine months ended May 31, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 8/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 5/31/18 (000)	Income (000)			Realized Gains (000)
AB Discovery Growth Fund, Inc.	$16,720	$1,102	$2,416	$203		$3,386		$18,995	$	– 0	–	$1,102
AB Discovery Value Fund	16,338	1,128	708	29		1,355		18,142		– 0	–	1,128
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	2,764	62,619	64,269	– 0	–	– 0	–	1,114		16		– 0	–
Bernstein Fund, Inc.-International Small Cap Portfolio	41,608	1,613	2,710	159		1,935		42,605		– 0	–	1,613
Bernstein Fund, Inc.-International Strategic Equities Portfolio	136,294	8,354	7,378	399		4,254		141,923		– 0	–	4,086
Bernstein Fund, Inc.- Small Cap Core Portfolio	16,404	2,679	629	30		1,532		20,016		977		52
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio	19,683	709	1,882	102		829		19,441		41		167
Sanford C. Bernstein Fund, Inc.- AB Tax-Managed International Portfolio	76,671	1,763	906	27		2,097		79,652		– 0	–	1,263

Total	$326,482	$79,967	$80,898	$949		$15,388		$341,888		$1,034		$9,411

AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 52.9%
Information Technology - 15.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	194,114	$8,290,609
Nokia Oyj (Sponsored ADR)-Class A	833,649	4,826,828

		13,117,437

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp./DE	43,091	3,449,434

Internet Software & Services - 4.9%
Alphabet, Inc.-Class C (a)	33,318	36,149,697
eBay, Inc. (a)	126,605	4,775,541
Facebook, Inc.-Class A (a)	135,634	26,011,888

		66,937,126

IT Services - 2.2%
Cognizant Technology Solutions Corp.-Class A	86,097	6,487,409
Total System Services, Inc.	63,187	5,382,900
Visa, Inc.-Class A	134,507	17,582,755

		29,453,064

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	165,823	9,153,429
Texas Instruments, Inc.	71,904	8,046,777
Xilinx, Inc.	118,224	8,052,237

		25,252,443

Software - 2.9%
Adobe Systems, Inc. (a)	22,213	5,537,256
Microsoft Corp.	203,052	20,069,660
Oracle Corp.	311,647	14,560,148

		40,167,064

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	123,654	23,107,223
HP, Inc.	218,152	4,805,889
Xerox Corp.	159,979	4,348,229

		32,261,341

		210,637,909

Financials - 8.8%
Banks - 4.5%
Bank of America Corp.	656,746	19,071,904
Citigroup, Inc.	155,480	10,368,961
JPMorgan Chase & Co.	180,337	19,297,862
Wells Fargo & Co.	245,010	13,228,090

		61,966,817

Capital Markets - 1.7%
CME Group, Inc.-Class A	39,307	6,403,110
Goldman Sachs Group, Inc. (The)	39,236	8,862,628
S&P Global, Inc.	37,400	7,386,500

		22,652,238

Company	Shares	U.S. $ Value
Consumer Finance - 0.5%
Synchrony Financial	188,676	$6,533,850

Insurance - 2.1%
American International Group, Inc.	137,284	7,247,222
Everest Re Group Ltd.	35,000	7,885,150
FNF Group	81,102	2,997,530
Progressive Corp. (The)	165,579	10,280,800

		28,410,702

		119,563,607

Health Care - 6.9%
Biotechnology - 1.1%
Biogen, Inc. (a)	29,218	8,588,923
Gilead Sciences, Inc.	104,610	7,050,714

		15,639,637

Health Care Equipment & Supplies - 1.2%
Edwards Lifesciences Corp. (a)	55,440	7,612,467
Intuitive Surgical, Inc. (a)	7,911	3,636,449
Medtronic PLC	64,279	5,548,563

		16,797,479

Health Care Providers & Services - 2.8%
Aetna, Inc.	47,131	8,301,183
Anthem, Inc.	38,785	8,587,775
Cigna Corp.	15,012	2,542,582
McKesson Corp.	40,256	5,713,937
UnitedHealth Group, Inc.	50,861	12,283,440

		37,428,917

Pharmaceuticals - 1.8%
Merck & Co., Inc.	120,237	7,157,709
Pfizer, Inc.	284,919	10,237,140
Zoetis, Inc.	79,966	6,693,154

		24,088,003

		93,954,036

Consumer Discretionary - 5.9%
Auto Components - 0.5%
Magna International, Inc. (New York)-Class A	114,916	7,362,668

Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	71,904	4,478,181
McDonald’s Corp.	38,881	6,221,349

		10,699,530

Media - 1.3%
Comcast Corp.-Class A	368,915	11,502,770
Walt Disney Co. (The)	62,635	6,230,303

		17,733,073

Company	Shares	U.S. $ Value
Specialty Retail - 2.6%
AutoZone, Inc. (a)	5,328	$3,459,577
Home Depot, Inc. (The)	79,897	14,904,785
Ross Stores, Inc.	80,872	6,379,184
TJX Cos., Inc. (The)	118,676	10,718,816

		35,462,362

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc.-Class B	132,768	9,532,743

		80,790,376

Consumer Staples - 4.3%
Beverages - 1.0%
Constellation Brands, Inc.-Class A	21,354	4,763,650
PepsiCo, Inc.	92,691	9,292,273

		14,055,923

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	48,212	9,557,547
Walmart, Inc.	147,648	12,186,866

		21,744,413

Food Products - 0.4%
Tyson Foods, Inc.-Class A	75,601	5,100,799

Household Products - 0.5%
Procter & Gamble Co. (The)	96,353	7,050,149

Tobacco - 0.8%
Altria Group, Inc.	182,970	10,198,748

		58,150,032

Industrials - 3.9%
Aerospace & Defense - 2.2%
Boeing Co. (The)	31,332	11,033,877
Northrop Grumman Corp.	28,018	9,168,891
Raytheon Co.	48,194	10,096,643

		30,299,411

Airlines - 0.4%
Delta Air Lines, Inc.	95,932	5,185,125

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	64,455	9,533,539

Road & Rail - 0.6%
Norfolk Southern Corp.	52,404	7,947,066

		52,965,141

Energy - 2.8%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	69,759	4,790,351

Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	80,550	10,012,365
EOG Resources, Inc.	77,105	9,083,740
Exxon Mobil Corp.	97,155	7,892,872

Company	Shares	U.S. $ Value
Marathon Petroleum Corp.	83,497	$6,598,768

		33,587,745

		38,378,096

Real Estate - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Crown Castle International Corp.	79,496	8,279,508
Mid-America Apartment Communities, Inc.	94,332	8,825,702
Sun Communities, Inc.	55,632	5,378,502

		22,483,712

Real Estate Management & Development - 0.3%
CBRE Group, Inc.-Class A (a)	101,550	4,690,594

		27,174,306

Utilities - 1.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	165,382	11,237,707
Edison International	78,152	4,857,928

		16,095,635

Multi-Utilities - 0.5%
NiSource, Inc.	262,848	6,650,055

		22,745,690

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	103,661	4,941,520

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (a)	65,305	3,637,488

		8,579,008

Materials - 0.5%
Chemicals - 0.5%
DowDuPont, Inc.	101,306	6,494,728

Total Common Stocks (cost $650,500,185)		719,432,929

INVESTMENT COMPANIES - 46.9%
Funds and Investment Trusts - 46.9% (d)
AB Discovery Growth Fund, Inc.-Class Z (a)(b)	2,643,136	34,677,946
AB Discovery Value Fund-Class Z (b)	1,452,184	33,661,635
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z (b)	6,205,388	80,980,310
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z (b)	20,575,444	265,834,735
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z (b)	2,972,488	37,483,073
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z (b)	1,159,544	36,977,853

Company	Shares	U.S. $ Value
Sanford C Bernstein Fund, Inc.-International Portfolio-Class Z (b)	8,307,450	$148,952,583

Total Investment Companies (cost $603,132,362)		638,568,135

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.57% (b)(c)(d) (cost $3,325,193)	3,325,193	3,325,193

Total Investments - 100.0% (cost $1,256,957,740) (e)		1,361,326,257
Other assets less liabilities - 0.0%		33,594

Net Assets - 100.0%		$1,361,359,851

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of May 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $124,771,075 and gross unrealized depreciation of investments was $(20,402,558), resulting in net unrealized appreciation of $104,368,517.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Wealth Appreciation Strategy

May 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$719,432,929		$	– 0	–	$	– 0	–	$719,432,929
Investment Companies	638,568,135			– 0	–		– 0	–	638,568,135
Short-Term Investments	3,325,193			– 0	–		– 0	–	3,325,193

Total Investments in Securities	1,361,326,257			– 0	–		– 0	–	1,361,326,257
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,361,326,257		$	– 0	–	$	– 0	–	$1,361,326,257

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Strategy’s transactions in AB mutual funds for the nine months ended May 31, 2018 is as follows:

								Distributions
Affiliated Issuer	Market Value 8/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/18 (000)	Income (000)			Realized Gains (000)
AB Discovery Growth Fund, Inc.	$32,171	$2,065	$6,413	$628		$6,227	$34,678	$	– 0	–	$2,065
AB Discovery Value Fund	31,436	2,190	2,618	109		2,545	33,662		– 0	–	2,190
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	7,448	137,306	141,428	– 0	–	(1)	3,325		30		– 0	–
Bernstein Fund, Inc.-International Small Cap Portfolio	80,301	3,054	6,427	403		3,649	80,980		– 0	–	3,054
Bernstein Fund, Inc.-International Strategic Equities Portfolio	263,694	9,641	16,433	770		8,163	265,835		– 0	–	7,833
Bernstein Fund, Inc.-Small Cap Core Portfolio	31,564	5,423	2,466	90		2,872	37,483		1,874		100
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio	36,686	393	569	65		403	36,978		78		315
Sanford C Bernstein Fund, Inc.-International Portfolio	147,972	2,096	5,587	274		4,198	148,953		– 0	–	2,096

Total	$631,272	$162,168	$181,941	$2,339		$28,056	$641,894		$1,982		$17,653

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2018